2018 Annual Report

RiverSource® Variable Second-To-Die Life Insurance

S-6196 CF (4/19)	Issued by: RiverSource Life Insurance Company

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your underlying funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from RiverSource Life Insurance Company (RiverSource Life). Instead, the reports will be made available on a website, and you will be notified each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive fund shareholder reports and other communications from RiverSource Life electronically by visiting ameriprise.com/e-delivery.

You may elect to receive all future reports in paper free of charge. You can inform RiverSource Life that you wish to continue receiving paper copies of your shareholder reports by calling our Service Center at 1-800-862-7919. Your election to receive reports in paper will apply to all funds available under your variable universal life policy.

Annual Financial Information

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Life Separate Account, as indicated in Note 1, offered through RiverSource® Variable Second-To-Die Life Insurance sponsored by RiverSource Life Insurance Company, as of December 31, 2018, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account as of December 31, 2018, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions in the RiverSource Variable Life Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions in the RiverSource Variable Life Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2018 by correspondence with the transfer agent and investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 19, 2019

We have served as the auditor of one or more of the divisions in RiverSource Variable Life Separate Account since 2010.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	1

Statements of Assets and Liabilities

December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Assets
Investments, at fair value(1),(2)	$703,339	$23,417,435	$35,752,228	$25,216,549	$6,355,403
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	29	26,259	35,846	37,709	10,853
Receivable for share redemptions	87	9,152	19,691	23,051	2,484
Total assets	703,455	23,452,846	35,807,765	25,277,309	6,368,740

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	87	9,152	13,915	9,843	2,484
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	5,776	13,208	—
Payable for investments purchased	29	26,259	35,846	37,709	10,853
Total liabilities	116	35,411	55,537	60,760	13,337
Net assets applicable to Variable Life contracts in accumulation period	703,259	23,417,435	35,752,228	25,216,549	6,355,304
Net assets applicable to seed money	80	—	—	—	99
Total net assets	$703,339	$23,417,435	$35,752,228	$25,216,549	$6,355,403
(1) Investment shares	59,504	856,527	2,909,050	515,570	839,551
(2) Investments, at cost	$748,360	$24,736,068	$42,205,736	$25,556,520	$7,915,956

December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Assets
Investments, at fair value(1),(2)	$11,458,772	$48,580,369	$11,273,845	$7,311,000	$169,991,214
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	540	—	1,138	402	1,894
Receivable for share redemptions	25,663	39,817	5,812	4,687	128,063
Total assets	11,484,975	48,620,186	11,280,795	7,316,089	170,121,171

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,522	24,017	4,107	3,390	100,929
Minimum death benefit guarantee risk charge	—	—	—	—	811
Contract terminations	20,141	15,800	1,705	1,297	26,323
Payable for investments purchased	540	—	1,138	402	1,894
Total liabilities	26,203	39,817	6,950	5,089	129,957
Net assets applicable to Variable Life contracts in accumulation period	11,458,772	48,580,369	11,273,766	7,311,000	169,991,214
Net assets applicable to seed money	—	—	79	—	—
Total net assets	$11,458,772	$48,580,369	$11,273,845	$7,311,000	$169,991,214
(1) Investment shares	1,201,129	4,853,184	870,567	3,768,557	6,734,993
(2) Investments, at cost	$10,737,230	$33,599,977	$12,414,650	$7,637,406	$114,214,933

See accompanying notes to financial statements.

2	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Assets
Investments, at fair value(1),(2)	$267,129,168	$175,841,857	$42,023,943	$17,710,162	$38,541,044
Dividends receivable	—	—	—	—	6,227
Accounts receivable from RiverSource Life for contract purchase payments	1,470	—	—	—	4,000
Receivable for share redemptions	294,255	150,583	43,351	27,366	74,481
Total assets	267,424,893	175,992,440	42,067,294	17,737,528	38,625,752

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	164,273	76,916	18,277	7,750	17,294
Minimum death benefit guarantee risk charge	313	—	—	—	52
Contract terminations	129,669	73,667	25,074	19,616	57,135
Payable for investments purchased	1,470	—	—	—	4,000
Total liabilities	295,725	150,583	43,351	27,366	78,481
Net assets applicable to Variable Life contracts in accumulation period	267,129,168	175,841,857	42,023,943	17,710,162	38,545,243
Net assets applicable to seed money	—	—	—	—	2,028
Total net assets	$267,129,168	$175,841,857	$42,023,943	$17,710,162	$38,547,271
(1) Investment shares	5,762,061	7,457,246	2,573,420	2,170,363	38,541,044
(2) Investments, at cost	$122,734,271	$122,621,933	$41,985,786	$22,437,982	$38,540,476

December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Assets
Investments, at fair value(1),(2)	$48,252,014	$17,907,158	$85,880,290	$51,873,262	$92,629,238
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,481	—	—	15,705	19,722
Receivable for share redemptions	44,698	26,296	169,711	22,152	45,040
Total assets	48,298,193	17,933,454	86,050,001	51,911,119	92,694,000

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	21,425	8,507	40,603	22,152	38,852
Minimum death benefit guarantee risk charge	—	—	107	—	—
Contract terminations	23,273	17,789	129,001	—	6,188
Payable for investments purchased	1,481	—	—	15,705	19,722
Total liabilities	46,179	26,296	169,711	37,857	64,762
Net assets applicable to Variable Life contracts in accumulation period	48,252,014	17,907,158	85,880,290	51,873,262	92,629,238
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$48,252,014	$17,907,158	$85,880,290	$51,873,262	$92,629,238
(1) Investment shares	7,795,156	2,576,570	8,511,426	3,254,282	4,730,809
(2) Investments, at cost	$53,264,720	$21,329,444	$89,569,994	$33,778,168	$66,864,390

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	3

Statements of Assets and Liabilities

December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$4,658,455	$14,820,451	$12,349,472	$54,999,562	$15,014,993
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	62	3,174	10,466	2,180	4,232
Receivable for share redemptions	12,463	14,533	5,477	36,203	7,171
Total assets	4,670,980	14,838,158	12,365,415	55,037,945	15,026,396

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,004	6,541	5,477	34,074	7,145
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	10,459	7,992	—	2,129	26
Payable for investments purchased	62	3,174	10,466	2,180	4,232
Total liabilities	12,525	17,707	15,943	38,383	11,403
Net assets applicable to Variable Life contracts in accumulation period	4,658,378	14,820,451	12,349,472	54,999,562	15,014,993
Net assets applicable to seed money	77	—	—	—	—
Total net assets	$4,658,455	$14,820,451	$12,349,472	$54,999,562	$15,014,993
(1) Investment shares	504,162	609,895	632,982	4,323,865	695,461
(2) Investments, at cost	$4,729,275	$10,942,664	$11,217,792	$46,176,040	$13,616,054

December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Assets
Investments, at fair value(1),(2)	$14,493,786	$20,212,486	$5,065,346	$10,626,909	$5,212,998
Dividends receivable	—	—	12,923	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,353	3,072	636	—	75
Receivable for share redemptions	6,498	20,896	3,789	40,506	4,111
Total assets	14,514,637	20,236,454	5,082,694	10,667,415	5,217,184

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,498	9,113	2,324	4,890	2,357
Minimum death benefit guarantee risk charge	—	56	—	—	—
Contract terminations	—	11,727	1,465	35,616	1,754
Payable for investments purchased	14,353	3,072	13,559	—	75
Total liabilities	20,851	23,968	17,348	40,506	4,186
Net assets applicable to Variable Life contracts in accumulation period	14,493,786	20,212,486	5,065,346	10,626,909	5,212,998
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$14,493,786	$20,212,486	$5,065,346	$10,626,909	$5,212,998
(1) Investment shares	688,868	1,975,805	1,459,754	1,971,597	279,517
(2) Investments, at cost	$11,119,039	$20,517,140	$8,044,755	$12,392,090	$4,118,632

See accompanying notes to financial statements.

4	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Assets
Investments, at fair value(1),(2)	$19,277,327	$1,367,848	$25,442,366	$85,803,726	$44,317,228
Dividends receivable	—	—	95,670	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,959	7	—	38,321	3,041
Receivable for share redemptions	21,720	1,270	42,656	36,017	22,673
Total assets	19,303,006	1,369,125	25,580,692	85,878,064	44,342,942

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,905	485	11,874	36,017	21,322
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	12,815	785	30,782	—	1,351
Payable for investments purchased	3,959	7	95,670	38,321	3,041
Total liabilities	25,679	1,277	138,326	74,338	25,714
Net assets applicable to Variable Life contracts in accumulation period	19,277,327	1,367,779	25,442,366	85,803,726	44,317,228
Net assets applicable to seed money	—	69	—	—	—
Total net assets	$19,277,327	$1,367,848	$25,442,366	$85,803,726	$44,317,228
(1) Investment shares	823,114	113,139	2,852,283	2,740,458	2,306,987
(2) Investments, at cost	$18,008,329	$1,497,988	$26,474,739	$82,418,497	$34,647,356

December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Assets
Investments, at fair value(1),(2)	$85,378,214	$15,918,717	$40,249,224	$4,896,278	$16,907,749
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	27,495	21,573	—	397	784
Receivable for share redemptions	41,797	7,701	50,241	2,876	18,777
Total assets	85,447,506	15,947,991	40,299,465	4,899,551	16,927,310

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,797	7,701	17,243	1,956	6,544
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	32,998	920	12,233
Payable for investments purchased	27,495	21,573	—	397	784
Total liabilities	69,292	29,274	50,241	3,273	19,561
Net assets applicable to Variable Life contracts in accumulation period	85,378,214	15,918,717	40,249,224	4,896,199	16,907,749
Net assets applicable to seed money	—	—	—	79	—
Total net assets	$85,378,214	$15,918,717	$40,249,224	$4,896,278	$16,907,749
(1) Investment shares	2,855,459	835,628	2,683,282	332,176	971,710
(2) Investments, at cost	$87,182,307	$14,650,852	$40,459,052	$5,199,894	$19,524,828

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	5

Statements of Assets and Liabilities

December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Assets
Investments, at fair value(1),(2)	$33,119,745	$72,093,103	$1,109,274	$5,660,108	$44,897,344
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	8,466	—	812	4,661	11,702
Receivable for share redemptions	13,508	60,524	417	2,843	25,890
Total assets	33,141,719	72,153,627	1,110,503	5,667,612	44,934,936

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	13,508	31,886	417	2,779	20,280
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	28,638	—	64	5,610
Payable for investments purchased	8,466	—	812	4,661	11,702
Total liabilities	21,974	60,524	1,229	7,504	37,592
Net assets applicable to Variable Life contracts in accumulation period	33,119,745	72,093,103	1,109,207	5,660,108	44,897,344
Net assets applicable to seed money	—	—	67	—	—
Total net assets	$33,119,745	$72,093,103	$1,109,274	$5,660,108	$44,897,344
(1) Investment shares	2,268,476	5,592,948	130,656	545,816	2,987,182
(2) Investments, at cost	$40,921,363	$85,761,791	$1,209,575	$6,832,937	$47,343,838

December 31, 2018 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$10,569,351	$5,739,176	$7,509,436	$88,948,533	$17,408,219
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,274	7,861	—	—
Receivable for share redemptions	9,982	7,911	4,233	84,016	26,452
Total assets	10,579,333	5,748,361	7,521,530	89,032,549	17,434,671

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,990	2,329	3,372	53,546	7,693
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	4,992	5,582	861	30,470	18,759
Payable for investments purchased	—	1,274	7,861	—	—
Total liabilities	9,982	9,185	12,094	84,016	26,452
Net assets applicable to Variable Life contracts in accumulation period	10,569,351	5,739,095	7,509,436	88,948,533	17,408,219
Net assets applicable to seed money	—	81	—	—	—
Total net assets	$10,569,351	$5,739,176	$7,509,436	$88,948,533	$17,408,219
(1) Investment shares	184,941	614,473	467,586	2,874,872	734,524
(2) Investments, at cost	$9,036,869	$6,791,660	$8,095,852	$80,775,691	$17,899,538

See accompanying notes to financial statements.

6	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Assets
Investments, at fair value(1),(2)	$20,029,434	$9,805,549	$9,308,754	$1,814,849	$16,817,581
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	529	3,508	834	—
Receivable for share redemptions	15,345	4,692	4,045	1,807	17,218
Total assets	20,044,779	9,810,770	9,316,307	1,817,490	16,834,799

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,041	4,316	4,045	545	7,806
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	6,304	376	—	1,262	9,412
Payable for investments purchased	—	529	3,508	834	—
Total liabilities	15,345	5,221	7,553	2,641	17,218
Net assets applicable to Variable Life contracts in accumulation period	20,029,434	9,805,549	9,308,754	1,814,778	16,817,581
Net assets applicable to seed money	—	—	—	71	—
Total net assets	$20,029,434	$9,805,549	$9,308,754	$1,814,849	$16,817,581
(1) Investment shares	616,101	2,055,671	424,669	218,873	266,988
(2) Investments, at cost	$19,734,349	$10,426,206	$8,825,660	$2,084,869	$13,781,933

December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Assets
Investments, at fair value(1),(2)	$24,345,462	$30,706,548	$10,313,341	$2,752,677	$31,898,361
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	9,555	5,283	6,320	298	1,985
Receivable for share redemptions	11,016	22,492	4,319	1,371	38,096
Total assets	24,366,033	30,734,323	10,323,980	2,754,346	31,938,442

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,016	13,316	4,319	1,268	14,024
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	9,176	—	103	24,072
Payable for investments purchased	9,555	5,283	6,320	298	1,985
Total liabilities	20,571	27,775	10,639	1,669	40,081
Net assets applicable to Variable Life contracts in accumulation period	24,345,462	30,706,548	10,313,341	2,752,592	31,898,361
Net assets applicable to seed money	—	—	—	85	—
Total net assets	$24,345,462	$30,706,548	$10,313,341	$2,752,677	$31,898,361
(1) Investment shares	2,175,644	1,197,603	313,762	237,095	1,835,349
(2) Investments, at cost	$18,525,448	$42,860,861	$9,660,164	$3,027,005	$31,973,918

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	7

Statements of Assets and Liabilities

December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$20,826,373	$20,516,003	$8,102,057	$11,204,833	$479,856
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	923	—	—	9,716	1,245
Receivable for share redemptions	19,814	27,218	15,137	4,452	171
Total assets	20,847,110	20,543,221	8,117,194	11,219,001	481,272

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,227	8,441	3,583	4,066	171
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	10,587	18,777	11,554	386	—
Payable for investments purchased	923	—	—	9,716	1,245
Total liabilities	20,737	27,218	15,137	14,168	1,416
Net assets applicable to Variable Life contracts in accumulation period	20,826,373	20,516,003	8,102,057	11,204,833	479,787
Net assets applicable to seed money	—	—	—	—	69
Total net assets	$20,826,373	$20,516,003	$8,102,057	$11,204,833	$479,856
(1) Investment shares	1,309,011	710,880	820,877	1,075,320	53,615
(2) Investments, at cost	$21,565,714	$20,443,533	$8,014,251	$12,578,409	$519,718

December 31, 2018 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Assets
Investments, at fair value(1),(2)	$20,339,982	$36,997,020	$20,534,027	$14,185,856	$4,284,246
Dividends receivable	—	—	—	—	11,188
Accounts receivable from RiverSource Life for contract purchase payments	5,463	—	20,019	492	—
Receivable for share redemptions	22,687	46,325	7,802	58,577	15,987
Total assets	20,368,132	37,043,345	20,561,848	14,244,925	4,311,421

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,418	16,124	7,802	6,390	1,840
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	14,269	30,201	—	52,187	14,147
Payable for investments purchased	5,463	—	20,019	492	11,188
Total liabilities	28,150	46,325	27,821	59,069	27,175
Net assets applicable to Variable Life contracts in accumulation period	20,339,982	36,997,020	20,534,027	14,185,856	4,282,099
Net assets applicable to seed money	—	—	—	—	2,147
Total net assets	$20,339,982	$36,997,020	$20,534,027	$14,185,856	$4,284,246
(1) Investment shares	541,966	7,707,712	1,025,164	1,411,528	408,802
(2) Investments, at cost	$21,768,800	$40,912,134	$24,321,909	$15,288,121	$4,414,022

See accompanying notes to financial statements.

8	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Assets
Investments, at fair value(1),(2)	$17,504,070	$6,586,490	$4,766,403	$99,617,973	$26,555,814
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	6,883	—	4,815
Receivable for share redemptions	14,593	6,696	2,068	71,144	16,544
Total assets	17,518,663	6,593,186	4,775,354	99,689,117	26,577,173

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	8,180	3,133	2,068	57,973	12,776
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	6,413	3,563	—	13,171	3,768
Payable for investments purchased	—	—	6,883	—	4,815
Total liabilities	14,593	6,696	8,951	71,144	21,359
Net assets applicable to Variable Life contracts in accumulation period	17,504,070	6,586,490	4,766,403	99,617,973	26,555,814
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$17,504,070	$6,586,490	$4,766,403	$99,617,973	$26,555,814
(1) Investment shares	1,302,386	1,122,060	391,652	2,905,161	2,960,514
(2) Investments, at cost	$21,231,624	$7,315,832	$5,386,181	$75,164,575	$30,768,793

December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$3,883,377	$23,113,161	$2,835,273	$237,915,940	$314,467,850
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,397	—	135,596	17,232
Receivable for share redemptions	4,070	11,358	4,077	85,580	215,363
Total assets	3,887,447	23,128,916	2,839,350	238,137,116	314,700,445

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,631	11,358	1,125	85,580	130,875
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2,439	—	2,952	—	84,488
Payable for investments purchased	—	4,397	—	135,596	17,232
Total liabilities	4,070	15,755	4,077	221,176	232,595
Net assets applicable to Variable Life contracts in accumulation period	3,883,302	23,113,161	2,835,166	237,915,940	314,467,850
Net assets applicable to seed money	75	—	107	—	—
Total net assets	$3,883,377	$23,113,161	$2,835,273	$237,915,940	$314,467,850
(1) Investment shares	230,741	1,599,527	455,832	13,137,269	17,345,165
(2) Investments, at cost	$3,870,543	$23,918,052	$3,370,940	$204,693,937	$265,460,310

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	9

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$14,115,177	$17,617,450	$1,686,255	$4,758,048	$42,174,086
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	2,821	19	633	6,593
Receivable for share redemptions	14,220	8,919	953	2,961	16,347
Total assets	14,129,397	17,629,190	1,687,227	4,761,642	42,197,026

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,576	7,635	777	1,990	14,007
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	7,644	1,284	176	971	2,340
Payable for investments purchased	—	2,821	19	633	6,593
Total liabilities	14,220	11,740	972	3,594	22,940
Net assets applicable to Variable Life contracts in accumulation period	14,115,177	17,617,450	1,686,234	4,758,027	42,174,065
Net assets applicable to seed money	—	—	21	21	21
Total net assets	$14,115,177	$17,617,450	$1,686,255	$4,758,048	$42,174,086
(1) Investment shares	1,046,344	1,305,964	148,831	403,566	3,333,920
(2) Investments, at cost	$13,442,637	$16,780,363	$1,635,045	$4,649,485	$41,658,231

December 31, 2018 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Assets
Investments, at fair value(1),(2)	$31,489,746	$337,446,329	$544,448,478	$559,645,359	$947,453,501
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,921	28,239	61,316	330,290	6,249
Receivable for share redemptions	12,423	188,147	314,165	213,100	645,610
Total assets	31,506,090	337,662,715	544,823,959	560,188,749	948,105,360

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	11,916	153,275	251,972	213,100	406,459
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	507	34,872	62,193	—	239,151
Payable for investments purchased	3,921	28,239	61,316	330,290	6,249
Total liabilities	16,344	216,386	375,481	543,390	651,859
Net assets applicable to Variable Life contracts in accumulation period	31,489,725	337,446,329	544,448,478	559,645,359	947,453,501
Net assets applicable to seed money	21	—	—	—	—
Total net assets	$31,489,746	$337,446,329	$544,448,478	$559,645,359	$947,453,501
(1) Investment shares	2,357,017	21,183,072	34,134,701	32,823,775	55,504,013
(2) Investments, at cost	$30,818,703	$281,119,290	$440,759,918	$469,662,648	$786,279,595

See accompanying notes to financial statements.

10	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Assets and Liabilities

December 31, 2018 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Assets
Investments, at fair value(1),(2)	$43,091,187	$68,361,009	$12,253,266	$75,740,241	$97,346,641
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,015	1,592	4,193	59,650	17,037
Receivable for share redemptions	20,872	119,622	8,306	50,003	56,559
Total assets	43,122,074	68,482,223	12,265,765	75,849,894	97,420,237

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	20,872	30,954	4,600	32,757	41,267
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	88,668	3,706	17,246	15,292
Payable for investments purchased	10,015	1,592	4,193	59,650	17,037
Total liabilities	30,887	121,214	12,499	109,653	73,596
Net assets applicable to Variable Life contracts in accumulation period	43,091,187	68,361,009	12,253,266	75,740,241	97,346,641
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$43,091,187	$68,361,009	$12,253,266	$75,740,241	$97,346,641
(1) Investment shares	2,941,378	4,656,744	511,405	3,411,723	4,702,736
(2) Investments, at cost	$38,522,208	$59,694,346	$11,224,834	$98,249,963	$132,321,119

December 31, 2018 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$20,111,247	$12,900,789	$20,205,281
Dividends receivable	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,207	3,560	21,326
Receivable for share redemptions	15,972	5,336	7,576
Total assets	20,128,426	12,909,685	20,234,183

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	9,595	5,336	7,576
Minimum death benefit guarantee risk charge	—	—	—
Contract terminations	6,377	—	—
Payable for investments purchased	1,207	3,560	21,326
Total liabilities	17,179	8,896	28,902
Net assets applicable to Variable Life contracts in accumulation period	20,111,247	12,900,789	20,205,281
Net assets applicable to seed money	—	—	—
Total net assets	$20,111,247	$12,900,789	$20,205,281
(1) Investment shares	6,958,909	564,586	2,151,787
(2) Investments, at cost	$29,860,026	$13,490,649	$21,191,712

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	11

Statements of Operations

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Investment income
Dividend income	$11,955	$188,829	$492,789	$—	$136,710
Variable account expenses	1,167	119,254	208,284	123,459	34,027
Investment income (loss) — net	10,788	69,575	284,505	(123,459)	102,683

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	70,362	3,155,157	5,452,952	4,817,592	2,033,992
Cost of investments sold	68,515	2,747,249	5,236,216	4,168,703	2,193,767
Net realized gain (loss) on sales of investments	1,847	407,908	216,736	648,889	(159,775)
Distributions from capital gains	953	2,870,376	—	2,916,371	—
Net change in unrealized appreciation or depreciation of investments	(69,025)	(4,904,974)	(11,507,193)	(3,217,422)	(1,512,916)
Net gain (loss) on investments	(66,225)	(1,626,690)	(11,290,457)	347,838	(1,672,691)
Net increase (decrease) in net assets resulting from operations	$(55,437)	$(1,557,115)	$(11,005,952)	$224,379	$(1,570,008)

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Investment income
Dividend income	$173,195	$936,544	$105,637	$126,929	$—
Variable account expenses	76,388	329,386	56,218	39,538	1,343,672
Investment income (loss) — net	96,807	607,158	49,419	87,391	(1,343,672)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,542,918	8,292,297	2,778,837	739,771	23,187,675
Cost of investments sold	1,181,056	5,060,413	2,719,160	663,219	14,197,323
Net realized gain (loss) on sales of investments	361,862	3,231,884	59,677	76,552	8,990,352
Distributions from capital gains	895,653	3,631	534,001	656,844	—
Net change in unrealized appreciation or depreciation of investments	(3,486,303)	(9,007,830)	(1,648,134)	(1,061,779)	(19,620,676)
Net gain (loss) on investments	(2,228,788)	(5,772,315)	(1,054,456)	(328,383)	(10,630,324)
Net increase (decrease) in net assets resulting from operations	$(2,131,981)	$(5,165,157)	$(1,005,037)	$(240,992)	$(11,973,996)

Year ended December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Investment income
Dividend income	$—	$—	$235,731	$831,279	$535,179
Variable account expenses	2,212,088	1,032,497	268,408	102,004	214,423
Investment income (loss) — net	(2,212,088)	(1,032,497)	(32,677)	729,275	320,756

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	33,033,279	26,897,422	7,350,373	3,150,654	14,533,834
Cost of investments sold	13,982,153	16,809,441	6,139,213	3,897,900	14,533,426
Net realized gain (loss) on sales of investments	19,051,126	10,087,981	1,211,160	(747,246)	408
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(28,155,697)	(20,887,892)	(13,413,265)	(1,161,234)	(408)
Net gain (loss) on investments	(9,104,571)	(10,799,911)	(12,202,105)	(1,908,480)	—
Net increase (decrease) in net assets resulting from operations	$(11,316,659)	$(11,832,408)	$(12,234,782)	$(1,179,205)	$320,756

See accompanying notes to financial statements.

12	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Investment income
Dividend income	$2,979,608	$1,031,916	$2,002,230	$—	$—
Variable account expenses	282,584	121,287	508,696	304,469	506,294
Investment income (loss) — net	2,697,024	910,629	1,493,534	(304,469)	(506,294)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	8,897,691	6,163,788	13,483,326	8,145,613	11,070,880
Cost of investments sold	9,174,731	7,072,064	14,040,585	4,449,695	6,987,412
Net realized gain (loss) on sales of investments	(277,040)	(908,276)	(557,259)	3,695,918	4,083,468
Distributions from capital gains	—	—	655,199	—	—
Net change in unrealized appreciation or depreciation of investments	(4,778,659)	(881,586)	(1,971,080)	(5,624,309)	(8,922,736)
Net gain (loss) on investments	(5,055,699)	(1,789,862)	(1,873,140)	(1,928,391)	(4,839,268)
Net increase (decrease) in net assets resulting from operations	$(2,358,675)	$(879,233)	$(379,606)	$(2,232,860)	$(5,345,562)

Year ended December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Investment income
Dividend income	$62,468	$—	$—	$1,822,859	$—
Variable account expenses	20,875	87,986	79,552	491,624	90,797
Investment income (loss) — net	41,593	(87,986)	(79,552)	1,331,235	(90,797)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,964,087	2,552,758	3,137,314	8,470,859	2,946,578
Cost of investments sold	1,996,841	1,696,145	2,357,801	6,213,877	2,215,754
Net realized gain (loss) on sales of investments	(32,754)	856,613	779,513	2,256,982	730,824
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(30,699)	(1,577,907)	(2,722,855)	(15,428,939)	(2,877,211)
Net gain (loss) on investments	(63,453)	(721,294)	(1,943,342)	(13,171,957)	(2,146,387)
Net increase (decrease) in net assets resulting from operations	$(21,860)	$(809,280)	$(2,022,894)	$(11,840,722)	$(2,237,184)

Year ended December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Investment income
Dividend income	$—	$591,749	$155,154	$—	$—
Variable account expenses	93,016	118,816	32,630	59,454	33,358
Investment income (loss) — net	(93,016)	472,933	122,524	(59,454)	(33,358)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,565,398	5,254,968	1,608,238	2,581,382	1,587,866
Cost of investments sold	1,653,231	5,388,131	2,295,449	3,065,002	1,035,113
Net realized gain (loss) on sales of investments	912,167	(133,163)	(687,211)	(483,620)	552,753
Distributions from capital gains	—	18,823	—	65,664	—
Net change in unrealized appreciation or depreciation of investments	(3,001,994)	(165,804)	(150,805)	362,223	(992,098)
Net gain (loss) on investments	(2,089,827)	(280,144)	(838,016)	(55,733)	(439,345)
Net increase (decrease) in net assets resulting from operations	$(2,182,843)	$192,789	$(715,492)	$(115,187)	$(472,703)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	13

Statements of Operations

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Investment income
Dividend income	$—	$31,092	$924,789	$424,637	$131,249
Variable account expenses	118,286	6,650	138,821	500,147	295,808
Investment income (loss) — net	(118,286)	24,442	785,968	(75,510)	(164,559)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,348,584	522,470	3,308,344	14,091,056	6,822,791
Cost of investments sold	2,663,571	544,488	3,299,647	11,459,414	4,705,737
Net realized gain (loss) on sales of investments	685,013	(22,018)	8,697	2,631,642	2,117,054
Distributions from capital gains	—	—	—	8,500,193	3,094,174
Net change in unrealized appreciation or depreciation of investments	(2,875,465)	(165,237)	(1,016,276)	(17,491,629)	(9,714,099)
Net gain (loss) on investments	(2,190,452)	(187,255)	(1,007,579)	(6,359,794)	(4,502,871)
Net increase (decrease) in net assets resulting from operations	$(2,308,738)	$(162,813)	$(221,611)	$(6,435,304)	$(4,667,430)

Year ended December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Investment income
Dividend income	$580,425	$272,357	$1,167,021	$252,477	$471,643
Variable account expenses	611,863	107,700	226,215	24,484	91,706
Investment income (loss) — net	(31,438)	164,657	940,806	227,993	379,937

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	12,597,306	2,370,840	5,907,277	1,669,632	3,361,267
Cost of investments sold	10,463,574	1,871,862	5,849,555	1,649,024	3,292,405
Net realized gain (loss) on sales of investments	2,133,732	498,978	57,722	20,608	68,862
Distributions from capital gains	9,290,190	—	—	—	734,406
Net change in unrealized appreciation or depreciation of investments	(26,443,219)	(3,594,140)	(4,249,635)	(485,912)	(2,949,453)
Net gain (loss) on investments	(15,019,297)	(3,095,162)	(4,191,913)	(465,304)	(2,146,185)
Net increase (decrease) in net assets resulting from operations	$(15,050,735)	$(2,930,505)	$(3,251,107)	$(237,311)	$(1,766,248)

Year ended December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Investment income
Dividend income	$348,172	$1,094,862	$26,209	$31,560	$625,498
Variable account expenses	190,654	445,140	5,773	36,629	273,040
Investment income (loss) — net	157,518	649,722	20,436	(5,069)	352,458

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,978,835	11,773,444	432,085	722,727	5,940,374
Cost of investments sold	4,908,793	10,869,458	447,206	649,554	4,642,149
Net realized gain (loss) on sales of investments	70,042	903,986	(15,121)	73,173	1,298,225
Distributions from capital gains	5,929,462	9,929,228	—	945,710	7,329,344
Net change in unrealized appreciation or depreciation of investments	(11,263,425)	(20,337,870)	(95,531)	(1,616,119)	(12,097,019)
Net gain (loss) on investments	(5,263,921)	(9,504,656)	(110,652)	(597,236)	(3,469,450)
Net increase (decrease) in net assets resulting from operations	$(5,106,403)	$(8,854,934)	$(90,216)	$(602,305)	$(3,116,992)

See accompanying notes to financial statements.

14	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$82,336	$129,425	$925,029	$468,236
Variable account expenses	67,075	31,447	49,405	738,374	109,363
Investment income (loss) — net	(67,075)	50,889	80,020	186,655	358,873

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,914,880	1,892,573	2,240,384	12,112,588	6,077,157
Cost of investments sold	1,318,231	2,026,858	1,864,670	9,217,598	5,400,746
Net realized gain (loss) on sales of investments	596,649	(134,285)	375,714	2,894,990	676,411
Distributions from capital gains	766,196	570,870	890,204	6,625,152	672,296
Net change in unrealized appreciation or depreciation of investments	(1,742,513)	(947,986)	(2,449,406)	(19,581,411)	(3,292,554)
Net gain (loss) on investments	(379,668)	(511,401)	(1,183,488)	(10,061,269)	(1,943,847)
Net increase (decrease) in net assets resulting from operations	$(446,743)	$(460,512)	$(1,103,468)	$(9,874,614)	$(1,584,974)

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Investment income
Dividend income	$427,786	$—	$—	$36,544	$19,684
Variable account expenses	130,317	60,369	55,747	6,999	99,687
Investment income (loss) — net	297,469	(60,369)	(55,747)	29,545	(80,003)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,801,233	1,991,789	2,351,930	371,297	2,517,485
Cost of investments sold	4,072,065	1,729,180	1,817,531	378,775	1,812,043
Net realized gain (loss) on sales of investments	729,168	262,609	534,399	(7,478)	705,442
Distributions from capital gains	167,799	1,248,688	471,872	80,299	905,459
Net change in unrealized appreciation or depreciation of investments	(5,079,811)	(2,026,308)	(1,026,824)	(221,372)	(1,768,008)
Net gain (loss) on investments	(4,182,844)	(515,011)	(20,553)	(148,551)	(157,107)
Net increase (decrease) in net assets resulting from operations	$(3,885,375)	$(575,380)	$(76,300)	$(119,006)	$(237,110)

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Investment income
Dividend income	$—	$606,154	$40,959	$38,577	$119,246
Variable account expenses	146,197	189,210	59,418	14,454	187,057
Investment income (loss) — net	(146,197)	416,944	(18,459)	24,123	(67,811)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,642,967	4,232,962	2,371,492	445,083	5,361,313
Cost of investments sold	2,389,285	4,956,410	1,858,606	425,471	4,864,903
Net realized gain (loss) on sales of investments	1,253,682	(723,448)	512,886	19,612	496,410
Distributions from capital gains	1,168,049	—	555,436	175,230	2,107,358
Net change in unrealized appreciation or depreciation of investments	(2,265,517)	(5,376,009)	(1,390,947)	(438,281)	(2,301,656)
Net gain (loss) on investments	156,214	(6,099,457)	(322,625)	(243,439)	302,112
Net increase (decrease) in net assets resulting from operations	$10,017	$(5,682,513)	$(341,084)	$(219,316)	$234,301

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	15

Statements of Operations

Year ended December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$185,100	$292,337	$—	$—
Variable account expenses	125,992	108,718	49,924	44,405	2,367
Investment income (loss) — net	(125,992)	76,382	242,413	(44,405)	(2,367)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,022,771	4,428,207	2,172,507	1,734,540	192,645
Cost of investments sold	2,504,473	4,308,982	1,929,297	1,639,440	190,807
Net realized gain (loss) on sales of investments	518,298	119,225	243,210	95,100	1,838
Distributions from capital gains	3,400,856	84,621	—	2,139,784	14,522
Net change in unrealized appreciation or depreciation of investments	(4,170,184)	(202,928)	(1,283,883)	(1,768,682)	(50,169)
Net gain (loss) on investments	(251,030)	918	(1,040,673)	466,202	(33,809)
Net increase (decrease) in net assets resulting from operations	$(377,022)	$77,300	$(798,260)	$421,797	$(36,176)

Year ended December 31, 2018 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Investment income
Dividend income	$177,154	$1,838,072	$13,916	$483,066	$99,559
Variable account expenses	116,016	212,804	112,951	87,300	21,744
Investment income (loss) — net	61,138	1,625,268	(99,035)	395,766	77,815

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,855,661	7,656,259	5,023,690	3,713,453	1,391,113
Cost of investments sold	3,357,535	8,146,476	4,608,638	3,804,474	1,427,642
Net realized gain (loss) on sales of investments	498,126	(490,217)	415,052	(91,021)	(36,529)
Distributions from capital gains	1,652,299	—	3,037,277	—	53,282
Net change in unrealized appreciation or depreciation of investments	(5,552,538)	(3,205,116)	(5,859,864)	(1,271,943)	(135,645)
Net gain (loss) on investments	(3,402,113)	(3,695,333)	(2,407,535)	(1,362,964)	(118,892)
Net increase (decrease) in net assets resulting from operations	$(3,340,975)	$(2,070,065)	$(2,506,570)	$(967,198)	$(41,077)

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Investment income
Dividend income	$182,168	$411,583	$74,822	$16,543	$—
Variable account expenses	105,372	40,018	28,652	780,353	182,025
Investment income (loss) — net	76,796	371,565	46,170	(763,810)	(182,025)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,161,058	850,271	1,389,233	12,763,844	4,237,892
Cost of investments sold	3,552,600	903,513	1,300,123	8,482,127	4,059,487
Net realized gain (loss) on sales of investments	(391,542)	(53,242)	89,110	4,281,717	178,405
Distributions from capital gains	3,034,655	—	—	13,915,066	1,388,098
Net change in unrealized appreciation or depreciation of investments	(2,906,659)	(639,406)	(1,289,263)	(18,716,096)	(4,071,250)
Net gain (loss) on investments	(263,546)	(692,648)	(1,200,153)	(519,313)	(2,504,747)
Net increase (decrease) in net assets resulting from operations	$(186,750)	$(321,083)	$(1,153,983)	$(1,283,123)	$(2,686,772)

See accompanying notes to financial statements.

16	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Operations

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Investment income
Dividend income	$—	$546,133	$90,325	$—	$—
Variable account expenses	19,222	170,022	13,914	1,119,099	1,842,126
Investment income (loss) — net	(19,222)	376,111	76,411	(1,119,099)	(1,842,126)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,267,369	3,479,719	726,368	20,843,305	65,467,481
Cost of investments sold	1,273,326	2,907,326	845,753	15,460,075	40,522,967
Net realized gain (loss) on sales of investments	(5,957)	572,393	(119,385)	5,383,230	24,944,514
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	82,325	(7,071,321)	(514,293)	(27,678,510)	(54,416,146)
Net gain (loss) on investments	76,368	(6,498,928)	(633,678)	(22,295,280)	(29,471,632)
Net increase (decrease) in net assets resulting from operations	$57,146	$(6,122,817)	$(557,267)	$(23,414,379)	$(31,313,758)

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	81,783	106,505	8,710	24,995	175,650
Investment income (loss) — net	(81,783)	(106,505)	(8,710)	(24,995)	(175,650)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,994,727	9,572,622	322,772	1,228,944	6,242,276
Cost of investments sold	3,723,218	8,518,888	307,939	1,145,340	5,583,811
Net realized gain (loss) on sales of investments	271,509	1,053,734	14,833	83,604	658,465
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(661,292)	(1,586,651)	(54,845)	(304,325)	(4,227,798)
Net gain (loss) on investments	(389,783)	(532,917)	(40,012)	(220,721)	(3,569,333)
Net increase (decrease) in net assets resulting from operations	$(471,566)	$(639,422)	$(48,722)	$(245,716)	$(3,744,983)

Year ended December 31, 2018 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	159,030	1,955,301	3,435,896	2,763,694	5,727,948
Investment income (loss) — net	(159,030)	(1,955,301)	(3,435,896)	(2,763,694)	(5,727,948)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,934,594	36,775,955	111,882,136	43,260,786	206,978,933
Cost of investments sold	6,267,208	28,169,598	74,372,602	32,400,228	125,689,931
Net realized gain (loss) on sales of investments	667,386	8,606,357	37,509,534	10,860,558	81,289,002
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,613,725)	(28,434,734)	(69,876,450)	(53,199,720)	(153,459,348)
Net gain (loss) on investments	(1,946,339)	(19,828,377)	(32,366,916)	(42,339,162)	(72,170,346)
Net increase (decrease) in net assets resulting from operations	$(2,105,369)	$(21,783,678)	$(35,802,812)	$(45,102,856)	$(77,898,294)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	17

Statements of Operations

Year ended December 31, 2018 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Investment income
Dividend income	$—	$—	$—	$1,885,951	$107,744
Variable account expenses	278,255	423,705	67,323	478,348	570,561
Investment income (loss) — net	(278,255)	(423,705)	(67,323)	1,407,603	(462,817)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	13,791,107	19,453,587	2,303,976	10,706,342	11,916,452
Cost of investments sold	11,675,029	15,699,245	1,565,122	10,920,802	13,028,908
Net realized gain (loss) on sales of investments	2,116,078	3,754,342	738,854	(214,460)	(1,112,456)
Distributions from capital gains	—	—	—	10,521,181	26,069,315
Net change in unrealized appreciation or depreciation of investments	(3,997,357)	(6,673,827)	(2,637,759)	(28,668,138)	(25,566,553)
Net gain (loss) on investments	(1,881,279)	(2,919,485)	(1,898,905)	(18,361,417)	(609,694)
Net increase (decrease) in net assets resulting from operations	$(2,159,534)	$(3,343,190)	$(1,966,228)	$(16,953,814)	$(1,072,511)

Year ended December 31, 2018 (continued)			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Investment income
Dividend income			$2,739,873	$27,825	$—
Variable account expenses			136,879	74,472	96,814
Investment income (loss) — net			2,602,994	(46,647)	(96,814)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales			3,461,906	2,614,153	2,768,480
Cost of investments sold			3,983,480	2,220,068	2,299,030
Net realized gain (loss) on sales of investments			(521,574)	394,085	469,450
Distributions from capital gains			5,652,646	1,400,682	2,038,918
Net change in unrealized appreciation or depreciation of investments			(12,159,783)	(2,759,558)	(2,804,007)
Net gain (loss) on investments			(7,028,711)	(964,791)	(295,639)
Net increase (decrease) in net assets resulting from operations			$(4,425,717)	$(1,011,438)	$(392,453)

See accompanying notes to financial statements.

18	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$10,788	$69,575	$284,505	$(123,459)	$102,683
Net realized gain (loss) on sales of investments	1,847	407,908	216,736	648,889	(159,775)
Distributions from capital gains	953	2,870,376	—	2,916,371	—
Net change in unrealized appreciation or depreciation of investments	(69,025)	(4,904,974)	(11,507,193)	(3,217,422)	(1,512,916)
Net increase (decrease) in net assets resulting from operations	(55,437)	(1,557,115)	(11,005,952)	224,379	(1,570,008)

Contract transactions
Contract purchase payments	54,564	945,593	2,508,341	1,350,726	579,501
Net transfers(1)	379,012	682,857	(332,337)	4,365,024	94,953
Transfers for policy loans	(1,938)	(215,090)	(332,396)	(264,937)	(63,982)
Policy charges	(14,748)	(562,540)	(1,234,060)	(446,300)	(168,301)
Contract terminations:
Surrender benefits	(21,391)	(1,389,343)	(2,763,331)	(1,744,791)	(519,515)
Death benefits	—	—	(17,983)	(653)	(345)
Increase (decrease) from contract transactions	395,499	(538,523)	(2,171,766)	3,259,069	(77,689)
Net assets at beginning of year	363,277	25,513,073	48,929,946	21,733,101	8,003,100
Net assets at end of year	$703,339	$23,417,435	$35,752,228	$25,216,549	$6,355,403

Accumulation unit activity
Units outstanding at beginning of year	304,399	9,090,564	25,594,662	7,627,915	9,249,266
Contract purchase payments	44,602	324,467	1,397,897	473,015	672,996
Net transfers(1)	304,225	274,807	(173,334)	1,298,351	115,008
Transfers for policy loans	(1,612)	(78,041)	(181,410)	(85,624)	(87,335)
Policy charges	(12,284)	(197,975)	(682,122)	(152,414)	(200,870)
Contract terminations:
Surrender benefits	(19,077)	(543,814)	(1,515,357)	(577,832)	(667,913)
Death benefits	—	—	(9,275)	(273)	(479)
Units outstanding at end of year	620,253	8,870,008	24,431,061	8,583,138	9,080,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	19

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$96,807	$607,158	$49,419	$87,391	$(1,343,672)
Net realized gain (loss) on sales of investments	361,862	3,231,884	59,677	76,552	8,990,352
Distributions from capital gains	895,653	3,631	534,001	656,844	—
Net change in unrealized appreciation or depreciation of investments	(3,486,303)	(9,007,830)	(1,648,134)	(1,061,779)	(19,620,676)
Net increase (decrease) in net assets resulting from operations	(2,131,981)	(5,165,157)	(1,005,037)	(240,992)	(11,973,996)

Contract transactions
Contract purchase payments	418,551	1,595,581	866,924	340,899	10,088,646
Net transfers(1)	316,043	(1,856,950)	412,185	712,963	(2,603,191)
Transfers for policy loans	(30,722)	(484,256)	(41,212)	21,984	(692,061)
Policy charges	(342,007)	(1,752,856)	(220,634)	(233,069)	(10,363,395)
Contract terminations:
Surrender benefits	(774,291)	(3,957,396)	(530,841)	(328,860)	(9,857,362)
Death benefits	—	(78,510)	—	(54,454)	(66,631)
Increase (decrease) from contract transactions	(412,426)	(6,534,387)	486,422	459,463	(13,493,994)
Net assets at beginning of year	14,003,179	60,279,913	11,792,460	7,092,529	195,459,204
Net assets at end of year	$11,458,772	$48,580,369	$11,273,845	$7,311,000	$169,991,214

Accumulation unit activity
Units outstanding at beginning of year	6,784,024	19,186,220	10,064,894	3,368,038	92,845,830
Contract purchase payments	205,733	507,069	690,775	160,612	5,001,007
Net transfers(1)	201,500	(591,080)	272,433	369,630	(1,360,227)
Transfers for policy loans	(3,906)	(153,988)	(35,425)	7,715	(319,236)
Policy charges	(177,218)	(553,975)	(181,620)	(112,165)	(5,125,954)
Contract terminations:
Surrender benefits	(377,595)	(1,250,483)	(469,495)	(164,555)	(4,694,914)
Death benefits	—	(24,311)	—	(21,064)	(29,025)
Units outstanding at end of year	6,632,538	17,119,452	10,341,562	3,608,211	86,317,481

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

20	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(2,212,088)	$(1,032,497)	$(32,677)	$729,275	$320,756
Net realized gain (loss) on sales of investments	19,051,126	10,087,981	1,211,160	(747,246)	408
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(28,155,697)	(20,887,892)	(13,413,265)	(1,161,234)	(408)
Net increase (decrease) in net assets resulting from operations	(11,316,659)	(11,832,408)	(12,234,782)	(1,179,205)	320,756

Contract transactions
Contract purchase payments	12,035,618	8,116,181	2,407,268	923,946	5,767,595
Net transfers(1)	(5,509,910)	(9,754,001)	426,562	(832,464)	(1,035,789)
Transfers for policy loans	(1,245,352)	(1,301,091)	(644,104)	(147,451)	696,042
Policy charges	(15,645,917)	(5,933,618)	(1,216,665)	(692,222)	(4,748,628)
Contract terminations:
Surrender benefits	(18,538,250)	(12,624,612)	(2,702,651)	(1,099,364)	(4,281,001)
Death benefits	(115,116)	(62,566)	(14,765)	(60,641)	(333,964)
Increase (decrease) from contract transactions	(29,018,927)	(21,559,707)	(1,744,355)	(1,908,196)	(3,935,745)
Net assets at beginning of year	307,464,754	209,233,972	56,003,080	20,797,563	42,162,260
Net assets at end of year	$267,129,168	$175,841,857	$42,023,943	$17,710,162	$38,547,271

Accumulation unit activity
Units outstanding at beginning of year	144,301,759	76,996,530	22,825,708	17,075,014	42,265,669
Contract purchase payments	5,588,209	3,005,547	1,039,469	778,289	5,765,949
Net transfers(1)	(2,682,423)	(3,294,472)	515,402	(489,658)	(974,288)
Transfers for policy loans	(398,005)	(503,619)	(268,899)	(137,085)	670,232
Policy charges	(7,681,901)	(2,139,495)	(511,586)	(563,746)	(4,711,064)
Contract terminations:
Surrender benefits	(8,359,755)	(4,624,575)	(1,177,336)	(928,359)	(4,267,344)
Death benefits	(49,674)	(21,520)	(4,896)	(46,950)	(313,452)
Units outstanding at end of year	130,718,210	69,418,396	22,417,862	15,687,505	38,435,702

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	21

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,697,024	$910,629	$1,493,534	$(304,469)	$(506,294)
Net realized gain (loss) on sales of investments	(277,040)	(908,276)	(557,259)	3,695,918	4,083,468
Distributions from capital gains	—	—	655,199	—	—
Net change in unrealized appreciation or depreciation of investments	(4,778,659)	(881,586)	(1,971,080)	(5,624,309)	(8,922,736)
Net increase (decrease) in net assets resulting from operations	(2,358,675)	(879,233)	(379,606)	(2,232,860)	(5,345,562)

Contract transactions
Contract purchase payments	2,206,758	821,520	4,135,391	1,845,438	4,868,903
Net transfers(1)	(3,392,883)	(3,188,470)	(2,044,406)	(301,661)	4,229,424
Transfers for policy loans	(437,421)	(190,860)	(423,218)	(621,881)	(310,441)
Policy charges	(1,706,567)	(648,975)	(3,975,203)	(1,516,288)	(2,217,744)
Contract terminations:
Surrender benefits	(3,330,636)	(1,408,164)	(5,974,667)	(4,164,103)	(5,487,768)
Death benefits	(18,201)	(28,172)	(134,424)	(13,541)	(16,396)
Increase (decrease) from contract transactions	(6,678,950)	(4,643,121)	(8,416,527)	(4,772,036)	1,065,978
Net assets at beginning of year	57,289,639	23,429,512	94,676,423	58,878,158	96,908,822
Net assets at end of year	$48,252,014	$17,907,158	$85,880,290	$51,873,262	$92,629,238

Accumulation unit activity
Units outstanding at beginning of year	25,316,113	11,844,103	61,383,484	23,195,244	35,935,742
Contract purchase payments	971,546	423,016	2,674,399	671,445	1,935,435
Net transfers(1)	(1,324,559)	(1,447,666)	(869,673)	(376,053)	1,457,287
Transfers for policy loans	(181,360)	(88,417)	(334,456)	(218,231)	(127,250)
Policy charges	(737,121)	(325,284)	(2,486,727)	(602,562)	(830,388)
Contract terminations:
Surrender benefits	(1,504,031)	(760,101)	(3,875,837)	(1,590,260)	(1,912,289)
Death benefits	(7,238)	(13,621)	(79,573)	(7,161)	(5,880)
Units outstanding at end of year	22,533,350	9,632,030	56,411,617	21,072,422	36,452,657

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

22	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$41,593	$(87,986)	$(79,552)	$1,331,235	$(90,797)
Net realized gain (loss) on sales of investments	(32,754)	856,613	779,513	2,256,982	730,824
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(30,699)	(1,577,907)	(2,722,855)	(15,428,939)	(2,877,211)
Net increase (decrease) in net assets resulting from operations	(21,860)	(809,280)	(2,022,894)	(11,840,722)	(2,237,184)

Contract transactions
Contract purchase payments	158,016	686,658	745,410	3,314,568	512,938
Net transfers(1)	1,419,164	183,842	(683,165)	(2,361,458)	3,445,288
Transfers for policy loans	(31,403)	(104,908)	(218,925)	(41,021)	(191,218)
Policy charges	(81,517)	(463,118)	(306,535)	(3,429,660)	(307,017)
Contract terminations:
Surrender benefits	(652,961)	(1,225,204)	(1,073,309)	(4,060,812)	(750,102)
Death benefits	—	—	(18,596)	(12,908)	(813)
Increase (decrease) from contract transactions	811,299	(922,730)	(1,555,120)	(6,591,291)	2,709,076
Net assets at beginning of year	3,869,016	16,552,461	15,927,486	73,431,575	14,543,101
Net assets at end of year	$4,658,455	$14,820,451	$12,349,472	$54,999,562	$15,014,993

Accumulation unit activity
Units outstanding at beginning of year	3,928,575	5,459,287	5,846,472	48,797,285	4,984,620
Contract purchase payments	156,061	220,487	264,375	2,310,159	182,087
Net transfers(1)	1,450,656	40,114	(329,930)	(1,714,057)	1,092,444
Transfers for policy loans	(32,358)	(40,344)	(95,588)	(39,723)	(56,137)
Policy charges	(82,197)	(146,287)	(113,383)	(2,512,370)	(106,529)
Contract terminations:
Surrender benefits	(672,624)	(404,413)	(452,948)	(2,761,067)	(274,811)
Death benefits	—	—	(6,214)	(11,014)	(353)
Units outstanding at end of year	4,748,113	5,128,844	5,112,784	44,069,213	5,821,321

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	23

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(93,016)	$472,933	$122,524	$(59,454)	$(33,358)
Net realized gain (loss) on sales of investments	912,167	(133,163)	(687,211)	(483,620)	552,753
Distributions from capital gains	—	18,823	—	65,664	—
Net change in unrealized appreciation or depreciation of investments	(3,001,994)	(165,804)	(150,805)	362,223	(992,098)
Net increase (decrease) in net assets resulting from operations	(2,182,843)	192,789	(715,492)	(115,187)	(472,703)

Contract transactions
Contract purchase payments	576,822	1,312,150	339,170	377,510	260,535
Net transfers(1)	(151,269)	(2,049,643)	(244,965)	199,277	(216,879)
Transfers for policy loans	(186,230)	(108,776)	(52,524)	(105,318)	(85,488)
Policy charges	(467,721)	(1,164,601)	(162,358)	(290,274)	(136,483)
Contract terminations:
Surrender benefits	(1,002,194)	(1,409,781)	(345,550)	(659,593)	(320,834)
Death benefits	(5,821)	(19,441)	(13)	(56,895)	(22,566)
Increase (decrease) from contract transactions	(1,236,413)	(3,440,092)	(466,240)	(535,293)	(521,715)
Net assets at beginning of year	17,913,042	23,459,789	6,247,078	11,277,389	6,207,416
Net assets at end of year	$14,493,786	$20,212,486	$5,065,346	$10,626,909	$5,212,998

Accumulation unit activity
Units outstanding at beginning of year	5,312,916	19,074,233	9,656,195	8,215,851	2,768,581
Contract purchase payments	174,414	1,063,361	553,448	280,783	109,229
Net transfers(1)	(38,609)	(1,587,978)	(548,944)	219,418	(215,184)
Transfers for policy loans	(56,417)	(103,549)	(82,060)	(78,624)	(37,256)
Policy charges	(135,701)	(927,208)	(256,562)	(212,480)	(61,711)
Contract terminations:
Surrender benefits	(290,180)	(1,141,408)	(547,943)	(498,373)	(133,911)
Death benefits	(1,853)	(14,752)	(26)	(40,449)	(13,729)
Units outstanding at end of year	4,964,570	16,362,699	8,774,108	7,886,126	2,416,019

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

24	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(118,286)	$24,442	$785,968	$(75,510)	$(164,559)
Net realized gain (loss) on sales of investments	685,013	(22,018)	8,697	2,631,642	2,117,054
Distributions from capital gains	—	—	—	8,500,193	3,094,174
Net change in unrealized appreciation or depreciation of investments	(2,875,465)	(165,237)	(1,016,276)	(17,491,629)	(9,714,099)
Net increase (decrease) in net assets resulting from operations	(2,308,738)	(162,813)	(221,611)	(6,435,304)	(4,667,430)

Contract transactions
Contract purchase payments	882,599	104,406	795,128	4,515,383	1,393,279
Net transfers(1)	1,680,150	(80,203)	4,081,481	(403,357)	(2,172,136)
Transfers for policy loans	(187,396)	(15,846)	(335,390)	(997,213)	(444,375)
Policy charges	(368,514)	(30,050)	(538,385)	(2,297,742)	(1,522,276)
Contract terminations:
Surrender benefits	(1,002,908)	(61,831)	(1,513,813)	(5,278,932)	(3,107,799)
Death benefits	(817)	—	(14,027)	(16,877)	(231)
Increase (decrease) from contract transactions	1,003,114	(83,524)	2,474,994	(4,478,738)	(5,853,538)
Net assets at beginning of year	20,582,951	1,614,185	23,188,983	96,717,768	54,838,196
Net assets at end of year	$19,277,327	$1,367,848	$25,442,366	$85,803,726	$44,317,228

Accumulation unit activity
Units outstanding at beginning of year	6,554,785	1,553,519	15,290,242	38,382,868	17,483,964
Contract purchase payments	293,176	102,341	526,180	1,897,972	447,814
Net transfers(1)	542,719	(88,541)	2,410,168	(847,397)	(697,490)
Transfers for policy loans	(66,126)	(16,257)	(215,479)	(362,329)	(124,572)
Policy charges	(121,694)	(29,702)	(345,877)	(915,809)	(502,909)
Contract terminations:
Surrender benefits	(323,511)	(63,761)	(962,859)	(1,917,185)	(1,029,841)
Death benefits	(315)	—	(10,546)	(6,286)	(102)
Units outstanding at end of year	6,879,034	1,457,599	16,691,829	36,231,834	15,576,864

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	25

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$(31,438)	$164,657	$940,806	$227,993	$379,937
Net realized gain (loss) on sales of investments	2,133,732	498,978	57,722	20,608	68,862
Distributions from capital gains	9,290,190	—	—	—	734,406
Net change in unrealized appreciation or depreciation of investments	(26,443,219)	(3,594,140)	(4,249,635)	(485,912)	(2,949,453)
Net increase (decrease) in net assets resulting from operations	(15,050,735)	(2,930,505)	(3,251,107)	(237,311)	(1,766,248)

Contract transactions
Contract purchase payments	2,693,466	686,244	2,128,955	330,252	1,085,901
Net transfers(1)	(2,904,875)	58,682	(2,114,163)	(142,709)	(1,224,897)
Transfers for policy loans	(852,138)	(170,016)	(101,392)	(47,532)	(259,513)
Policy charges	(3,126,550)	(605,806)	(1,353,723)	(146,001)	(552,202)
Contract terminations:
Surrender benefits	(6,621,284)	(1,017,544)	(2,509,204)	(160,581)	(1,264,526)
Death benefits	(39,414)	—	(14,892)	—	(21,761)
Increase (decrease) from contract transactions	(10,850,795)	(1,048,440)	(3,964,419)	(166,571)	(2,236,998)
Net assets at beginning of year	111,279,744	19,897,662	47,464,750	5,300,160	20,910,995
Net assets at end of year	$85,378,214	$15,918,717	$40,249,224	$4,896,278	$16,907,749

Accumulation unit activity
Units outstanding at beginning of year	28,380,288	9,506,642	20,906,977	4,741,891	9,227,681
Contract purchase payments	679,833	341,337	961,740	281,931	510,467
Net transfers(1)	(700,183)	11,732	(744,075)	(133,216)	(539,366)
Transfers for policy loans	(225,925)	(65,755)	(44,095)	(43,456)	(114,351)
Policy charges	(766,762)	(313,576)	(591,094)	(129,221)	(250,193)
Contract terminations:
Surrender benefits	(1,625,754)	(516,363)	(1,198,764)	(146,209)	(556,726)
Death benefits	(10,217)	—	(5,489)	—	(8,587)
Units outstanding at end of year	25,731,280	8,964,017	19,285,200	4,571,720	8,268,925

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

26	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$157,518	$649,722	$20,436	$(5,069)	$352,458
Net realized gain (loss) on sales of investments	70,042	903,986	(15,121)	73,173	1,298,225
Distributions from capital gains	5,929,462	9,929,228	—	945,710	7,329,344
Net change in unrealized appreciation or depreciation of investments	(11,263,425)	(20,337,870)	(95,531)	(1,616,119)	(12,097,019)
Net increase (decrease) in net assets resulting from operations	(5,106,403)	(8,854,934)	(90,216)	(602,305)	(3,116,992)

Contract transactions
Contract purchase payments	1,750,351	3,135,767	72,193	203,537	1,533,310
Net transfers(1)	(680,014)	(4,350,930)	51,264	456,176	398,358
Transfers for policy loans	(408,777)	(578,774)	(15,277)	(28,911)	(502,925)
Policy charges	(1,064,795)	(2,503,540)	(20,620)	(186,178)	(1,252,320)
Contract terminations:
Surrender benefits	(2,395,973)	(5,313,458)	(27,243)	(305,061)	(2,794,006)
Death benefits	(9,399)	(12,977)	—	—	(23,352)
Increase (decrease) from contract transactions	(2,808,607)	(9,623,912)	60,317	139,563	(2,640,935)
Net assets at beginning of year	41,034,755	90,571,949	1,139,173	6,122,850	50,655,271
Net assets at end of year	$33,119,745	$72,093,103	$1,109,274	$5,660,108	$44,897,344

Accumulation unit activity
Units outstanding at beginning of year	12,544,346	28,936,948	1,192,516	1,629,232	16,928,656
Contract purchase payments	595,283	1,016,326	77,429	51,338	493,283
Net transfers(1)	(73,153)	(1,235,726)	47,415	116,108	115,963
Transfers for policy loans	(118,016)	(206,134)	(16,417)	(6,535)	(148,250)
Policy charges	(321,838)	(765,469)	(22,209)	(47,897)	(412,947)
Contract terminations:
Surrender benefits	(745,881)	(1,689,604)	(29,168)	(77,114)	(942,149)
Death benefits	(2,495)	(2,968)	—	—	(11,008)
Units outstanding at end of year	11,878,246	26,053,373	1,249,566	1,665,132	16,023,548

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	27

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(67,075)	$50,889	$80,020	$186,655	$358,873
Net realized gain (loss) on sales of investments	596,649	(134,285)	375,714	2,894,990	676,411
Distributions from capital gains	766,196	570,870	890,204	6,625,152	672,296
Net change in unrealized appreciation or depreciation of investments	(1,742,513)	(947,986)	(2,449,406)	(19,581,411)	(3,292,554)
Net increase (decrease) in net assets resulting from operations	(446,743)	(460,512)	(1,103,468)	(9,874,614)	(1,584,974)

Contract transactions
Contract purchase payments	349,927	403,449	297,069	4,200,033	745,774
Net transfers(1)	488,417	(263,759)	(298,607)	(2,453,174)	(3,274,036)
Transfers for policy loans	(86,553)	(95,735)	(140,904)	(460,685)	(307,932)
Policy charges	(376,938)	(196,573)	(202,017)	(5,190,446)	(410,055)
Contract terminations:
Surrender benefits	(609,108)	(257,566)	(554,503)	(6,816,457)	(919,670)
Death benefits	—	—	(7,164)	(95,131)	(1,042)
Increase (decrease) from contract transactions	(234,255)	(410,184)	(906,126)	(10,815,860)	(4,166,961)
Net assets at beginning of year	11,250,349	6,609,872	9,519,030	109,639,007	23,160,154
Net assets at end of year	$10,569,351	$5,739,176	$7,509,436	$88,948,533	$17,408,219

Accumulation unit activity
Units outstanding at beginning of year	5,729,005	5,691,017	3,824,177	36,302,564	11,792,538
Contract purchase payments	165,228	352,133	127,611	1,384,224	386,469
Net transfers(1)	226,133	(252,217)	(253,454)	(816,790)	(1,683,999)
Transfers for policy loans	(40,592)	(86,087)	(56,057)	(157,933)	(160,910)
Policy charges	(178,287)	(172,670)	(83,565)	(1,691,290)	(212,865)
Contract terminations:
Surrender benefits	(285,039)	(226,224)	(233,936)	(2,248,859)	(473,589)
Death benefits	—	—	(4,010)	(33,308)	(524)
Units outstanding at end of year	5,616,448	5,305,952	3,320,766	32,738,608	9,647,120

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

28	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$297,469	$(60,369)	$(55,747)	$29,545	$(80,003)
Net realized gain (loss) on sales of investments	729,168	262,609	534,399	(7,478)	705,442
Distributions from capital gains	167,799	1,248,688	471,872	80,299	905,459
Net change in unrealized appreciation or depreciation of investments	(5,079,811)	(2,026,308)	(1,026,824)	(221,372)	(1,768,008)
Net increase (decrease) in net assets resulting from operations	(3,885,375)	(575,380)	(76,300)	(119,006)	(237,110)

Contract transactions
Contract purchase payments	966,715	449,033	385,126	166,175	458,792
Net transfers(1)	(1,838,162)	(155,209)	655,475	189,196	1,593,838
Transfers for policy loans	(403,932)	(70,249)	(191,850)	(15,805)	(241,968)
Policy charges	(484,415)	(319,685)	(284,745)	(47,341)	(400,663)
Contract terminations:
Surrender benefits	(1,364,523)	(887,282)	(708,715)	(94,794)	(1,202,135)
Death benefits	(22,543)	—	—	—	—
Increase (decrease) from contract transactions	(3,146,860)	(983,392)	(144,709)	197,431	207,864
Net assets at beginning of year	27,061,669	11,364,321	9,529,763	1,736,424	16,846,827
Net assets at end of year	$20,029,434	$9,805,549	$9,308,754	$1,814,849	$16,817,581

Accumulation unit activity
Units outstanding at beginning of year	14,708,667	6,414,001	3,215,272	1,691,880	4,757,986
Contract purchase payments	566,356	240,318	120,003	154,659	121,971
Net transfers(1)	(1,327,991)	(86,573)	113,274	174,316	464,748
Transfers for policy loans	(244,515)	(38,350)	(62,127)	(15,053)	(69,418)
Policy charges	(279,142)	(171,124)	(89,339)	(44,334)	(112,902)
Contract terminations:
Surrender benefits	(781,918)	(466,610)	(208,112)	(96,097)	(326,106)
Death benefits	(17,847)	—	—	—	—
Units outstanding at end of year	12,623,610	5,891,662	3,088,971	1,865,371	4,836,279

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	29

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(146,197)	$416,944	$(18,459)	$24,123	$(67,811)
Net realized gain (loss) on sales of investments	1,253,682	(723,448)	512,886	19,612	496,410
Distributions from capital gains	1,168,049	—	555,436	175,230	2,107,358
Net change in unrealized appreciation or depreciation of investments	(2,265,517)	(5,376,009)	(1,390,947)	(438,281)	(2,301,656)
Net increase (decrease) in net assets resulting from operations	10,017	(5,682,513)	(341,084)	(219,316)	234,301

Contract transactions
Contract purchase payments	757,646	1,846,814	478,458	191,118	1,050,040
Net transfers(1)	1,644,027	(480,662)	(73,151)	884,463	(1,683,026)
Transfers for policy loans	(329,292)	110,663	(70,520)	(12,695)	(360,948)
Policy charges	(545,773)	(1,131,279)	(254,879)	(38,675)	(817,173)
Contract terminations:
Surrender benefits	(1,462,021)	(2,095,377)	(585,570)	(78,075)	(2,173,191)
Death benefits	(2,767)	(7,976)	(18,299)	—	(39,956)
Increase (decrease) from contract transactions	61,820	(1,757,817)	(523,961)	946,136	(4,024,254)
Net assets at beginning of year	24,273,625	38,146,878	11,178,386	2,025,857	35,688,314
Net assets at end of year	$24,345,462	$30,706,548	$10,313,341	$2,752,677	$31,898,361

Accumulation unit activity
Units outstanding at beginning of year	8,043,958	22,471,018	4,434,348	1,647,960	27,149,454
Contract purchase payments	234,324	1,116,965	191,229	146,675	756,215
Net transfers(1)	249,044	(324,107)	(112,363)	727,015	(1,227,009)
Transfers for policy loans	(118,168)	123,982	(17,009)	(9,914)	(262,813)
Policy charges	(166,562)	(687,048)	(98,110)	(31,318)	(589,598)
Contract terminations:
Surrender benefits	(491,435)	(1,244,413)	(220,590)	(64,541)	(1,552,900)
Death benefits	(1,562)	(4,075)	(9,099)	—	(29,378)
Units outstanding at end of year	7,749,599	21,452,322	4,168,406	2,415,877	24,243,971

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

30	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(125,992)	$76,382	$242,413	$(44,405)	$(2,367)
Net realized gain (loss) on sales of investments	518,298	119,225	243,210	95,100	1,838
Distributions from capital gains	3,400,856	84,621	—	2,139,784	14,522
Net change in unrealized appreciation or depreciation of investments	(4,170,184)	(202,928)	(1,283,883)	(1,768,682)	(50,169)
Net increase (decrease) in net assets resulting from operations	(377,022)	77,300	(798,260)	421,797	(36,176)

Contract transactions
Contract purchase payments	721,178	1,030,635	370,663	571,169	28,021
Net transfers(1)	(203,685)	(1,482,910)	(702,976)	3,573,212	59,388
Transfers for policy loans	(94,426)	(128,957)	(80,553)	(73,580)	(47,515)
Policy charges	(599,399)	(639,856)	(194,758)	(245,835)	(11,713)
Contract terminations:
Surrender benefits	(1,407,558)	(1,285,872)	(593,542)	(528,883)	(31,549)
Death benefits	(6,602)	(12,964)	(13,296)	—	—
Increase (decrease) from contract transactions	(1,590,492)	(2,519,924)	(1,214,462)	3,296,083	(3,368)
Net assets at beginning of year	22,793,887	22,958,627	10,114,779	7,486,953	519,400
Net assets at end of year	$20,826,373	$20,516,003	$8,102,057	$11,204,833	$479,856

Accumulation unit activity
Units outstanding at beginning of year	6,766,403	9,358,152	5,698,116	3,217,696	530,449
Contract purchase payments	196,023	454,712	210,392	234,429	28,892
Net transfers(1)	(57,361)	(354,377)	(601,518)	1,213,141	59,155
Transfers for policy loans	(22,601)	(49,712)	(58,111)	(20,891)	(47,806)
Policy charges	(166,090)	(259,018)	(113,327)	(95,586)	(12,116)
Contract terminations:
Surrender benefits	(378,692)	(590,263)	(361,499)	(205,775)	(32,575)
Death benefits	(1,481)	(3,003)	(11,908)	—	—
Units outstanding at end of year	6,336,201	8,556,491	4,762,145	4,343,014	525,999

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	31

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$61,138	$1,625,268	$(99,035)	$395,766	$77,815
Net realized gain (loss) on sales of investments	498,126	(490,217)	415,052	(91,021)	(36,529)
Distributions from capital gains	1,652,299	—	3,037,277	—	53,282
Net change in unrealized appreciation or depreciation of investments	(5,552,538)	(3,205,116)	(5,859,864)	(1,271,943)	(135,645)
Net increase (decrease) in net assets resulting from operations	(3,340,975)	(2,070,065)	(2,506,570)	(967,198)	(41,077)

Contract transactions
Contract purchase payments	1,225,807	1,686,490	1,264,022	699,698	136,843
Net transfers(1)	2,055,542	(859,185)	(173,537)	(1,388,285)	682,866
Transfers for policy loans	(185,713)	(303,525)	(184,118)	(118,218)	(15,815)
Policy charges	(477,678)	(1,245,543)	(479,698)	(457,107)	(93,353)
Contract terminations:
Surrender benefits	(1,522,920)	(2,515,627)	(1,459,195)	(782,069)	(128,508)
Death benefits	(145)	(30,687)	(15,356)	(24,781)	—
Increase (decrease) from contract transactions	1,094,893	(3,268,077)	(1,047,882)	(2,070,762)	582,033
Net assets at beginning of year	22,586,064	42,335,162	24,088,479	17,223,816	3,743,290
Net assets at end of year	$20,339,982	$36,997,020	$20,534,027	$14,185,856	$4,284,246

Accumulation unit activity
Units outstanding at beginning of year	8,565,391	27,691,601	8,352,003	10,586,068	3,467,263
Contract purchase payments	491,369	1,155,092	485,833	451,991	128,371
Net transfers(1)	715,838	(308,758)	(38,540)	(837,861)	626,554
Transfers for policy loans	(73,100)	(232,558)	(67,257)	(86,990)	(14,725)
Policy charges	(186,850)	(830,901)	(168,496)	(289,769)	(87,369)
Contract terminations:
Surrender benefits	(560,840)	(1,672,950)	(465,185)	(477,413)	(120,707)
Death benefits	(61)	(19,823)	(5,423)	(15,704)	—
Units outstanding at end of year	8,951,747	25,781,703	8,092,935	9,330,322	3,999,387

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

32	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$76,796	$371,565	$46,170	$(763,810)	$(182,025)
Net realized gain (loss) on sales of investments	(391,542)	(53,242)	89,110	4,281,717	178,405
Distributions from capital gains	3,034,655	—	—	13,915,066	1,388,098
Net change in unrealized appreciation or depreciation of investments	(2,906,659)	(639,406)	(1,289,263)	(18,716,096)	(4,071,250)
Net increase (decrease) in net assets resulting from operations	(186,750)	(321,083)	(1,153,983)	(1,283,123)	(2,686,772)

Contract transactions
Contract purchase payments	824,708	191,769	243,261	3,696,271	1,177,535
Net transfers(1)	(30,624)	(8,111)	330,541	(2,490,517)	(1,124,058)
Transfers for policy loans	(185,550)	(11,118)	(89,746)	(607,209)	(137,453)
Policy charges	(454,011)	(238,678)	(119,678)	(4,695,847)	(1,144,665)
Contract terminations:
Surrender benefits	(1,033,441)	(356,000)	(335,640)	(7,375,773)	(2,113,244)
Death benefits	(130)	(35)	—	(44,459)	—
Increase (decrease) from contract transactions	(879,048)	(422,173)	28,738	(11,517,534)	(3,341,885)
Net assets at beginning of year	18,569,868	7,329,746	5,891,648	112,418,630	32,584,471
Net assets at end of year	$17,504,070	$6,586,490	$4,766,403	$99,617,973	$26,555,814

Accumulation unit activity
Units outstanding at beginning of year	6,777,047	3,035,182	2,990,076	31,395,611	11,553,116
Contract purchase payments	293,647	79,896	127,909	973,956	401,806
Net transfers(1)	35,490	(3,216)	152,290	(663,218)	(362,246)
Transfers for policy loans	(70,056)	(4,653)	(46,455)	(153,825)	(52,521)
Policy charges	(156,962)	(99,166)	(62,859)	(1,248,367)	(377,422)
Contract terminations:
Surrender benefits	(377,953)	(147,808)	(193,718)	(1,911,325)	(708,479)
Death benefits	(46)	(14)	—	(10,896)	—
Units outstanding at end of year	6,501,167	2,860,221	2,967,243	28,381,936	10,454,254

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	33

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(19,222)	$376,111	$76,411	$(1,119,099)	$(1,842,126)
Net realized gain (loss) on sales of investments	(5,957)	572,393	(119,385)	5,383,230	24,944,514
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	82,325	(7,071,321)	(514,293)	(27,678,510)	(54,416,146)
Net increase (decrease) in net assets resulting from operations	57,146	(6,122,817)	(557,267)	(23,414,379)	(31,313,758)

Contract transactions
Contract purchase payments	211,389	1,230,319	124,158	22,179,362	15,559,636
Net transfers(1)	110,335	(1,018,608)	295,365	11,023,144	(975,704)
Transfers for policy loans	(47,109)	(121,216)	89,787	(2,902,548)	(3,642,977)
Policy charges	(80,439)	(1,147,910)	(59,863)	(5,342,222)	(5,883,358)
Contract terminations:
Surrender benefits	(121,124)	(1,719,647)	(56,535)	(8,284,473)	(22,687,288)
Death benefits	(1,156)	(8,360)	—	(66,905)	(59,482)
Increase (decrease) from contract transactions	71,896	(2,785,422)	392,912	16,606,358	(17,689,173)
Net assets at beginning of year	3,754,335	32,021,400	2,999,628	244,723,961	363,470,781
Net assets at end of year	$3,883,377	$23,113,161	$2,835,273	$237,915,940	$314,467,850

Accumulation unit activity
Units outstanding at beginning of year	3,815,141	11,969,535	3,170,586	136,904,243	199,757,238
Contract purchase payments	212,926	478,246	147,076	12,845,702	8,610,800
Net transfers(1)	119,876	(394,760)	287,687	6,693,024	952,355
Transfers for policy loans	(48,264)	(50,157)	102,674	(1,695,424)	(2,000,232)
Policy charges	(80,686)	(434,085)	(70,640)	(3,058,346)	(3,241,437)
Contract terminations:
Surrender benefits	(126,052)	(650,662)	(68,479)	(4,564,147)	(12,592,901)
Death benefits	(1,182)	(3,303)	—	(39,146)	(30,965)
Units outstanding at end of year	3,891,759	10,914,814	3,568,904	147,085,906	191,454,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

34	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(81,783)	$(106,505)	$(8,710)	$(24,995)	$(175,650)
Net realized gain (loss) on sales of investments	271,509	1,053,734	14,833	83,604	658,465
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(661,292)	(1,586,651)	(54,845)	(304,325)	(4,227,798)
Net increase (decrease) in net assets resulting from operations	(471,566)	(639,422)	(48,722)	(245,716)	(3,744,983)

Contract transactions
Contract purchase payments	505,034	928,841	25,752	284,248	3,818,496
Net transfers(1)	2,567,036	65,288	367,349	738,002	5,322,952
Transfers for policy loans	(102,285)	(93,808)	2,046	(27,685)	(841,173)
Policy charges	(595,143)	(873,963)	(60,279)	(177,752)	(778,016)
Contract terminations:
Surrender benefits	(1,542,529)	(2,662,969)	(8,706)	(99,587)	(1,596,356)
Death benefits	(11,827)	(1,829)	—	—	—
Increase (decrease) from contract transactions	820,286	(2,638,440)	326,162	717,226	5,925,903
Net assets at beginning of year	13,766,457	20,895,312	1,408,815	4,286,538	39,993,166
Net assets at end of year	$14,115,177	$17,617,450	$1,686,255	$4,758,048	$42,174,086

Accumulation unit activity
Units outstanding at beginning of year	10,586,573	15,993,752	1,289,024	3,831,626	34,177,481
Contract purchase payments	396,454	727,495	23,317	253,377	3,245,499
Net transfers(1)	2,013,678	147,659	342,764	647,292	4,481,282
Transfers for policy loans	(86,835)	(72,372)	1,849	(25,202)	(713,288)
Policy charges	(463,933)	(679,290)	(56,292)	(160,528)	(664,044)
Contract terminations:
Surrender benefits	(1,207,203)	(2,078,485)	(8,125)	(90,720)	(1,365,002)
Death benefits	(8,837)	(1,467)	—	—	—
Units outstanding at end of year	11,229,897	14,037,292	1,592,537	4,455,845	39,161,928

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	35

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(159,030)	$(1,955,301)	$(3,435,896)	$(2,763,694)	$(5,727,948)
Net realized gain (loss) on sales of investments	667,386	8,606,357	37,509,534	10,860,558	81,289,002
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,613,725)	(28,434,734)	(69,876,450)	(53,199,720)	(153,459,348)
Net increase (decrease) in net assets resulting from operations	(2,105,369)	(21,783,678)	(35,802,812)	(45,102,856)	(77,898,294)

Contract transactions
Contract purchase payments	1,719,025	21,173,916	24,108,344	50,353,756	48,241,210
Net transfers(1)	5,913,333	2,413,008	(14,161,797)	7,949,501	(24,717,714)
Transfers for policy loans	(68,948)	(274,884)	(2,571,742)	(3,435,075)	(8,808,305)
Policy charges	(933,085)	(12,203,752)	(20,308,291)	(16,298,344)	(22,681,348)
Contract terminations:
Surrender benefits	(1,823,983)	(18,048,045)	(36,319,189)	(25,050,977)	(72,404,467)
Death benefits	—	(28,589)	(433,658)	(19,946)	(232,983)
Increase (decrease) from contract transactions	4,806,342	(6,968,346)	(49,686,333)	13,498,915	(80,603,607)
Net assets at beginning of year	28,788,773	366,198,353	629,937,623	591,249,300	1,105,955,402
Net assets at end of year	$31,489,746	$337,446,329	$544,448,478	$559,645,359	$947,453,501

Accumulation unit activity
Units outstanding at beginning of year	25,088,482	235,009,252	400,097,319	356,964,567	654,007,372
Contract purchase payments	1,493,165	13,946,201	15,405,282	31,404,093	28,646,489
Net transfers(1)	5,111,365	1,771,069	(7,326,302)	5,342,512	(10,997,480)
Transfers for policy loans	(60,305)	(131,373)	(1,707,298)	(2,019,902)	(5,293,922)
Policy charges	(816,168)	(7,914,998)	(12,953,813)	(10,013,951)	(13,444,291)
Contract terminations:
Surrender benefits	(1,616,280)	(11,387,016)	(23,226,410)	(14,968,802)	(43,253,993)
Death benefits	—	(18,241)	(267,605)	(11,353)	(132,744)
Units outstanding at end of year	29,200,259	231,274,894	370,021,173	366,697,164	609,531,431

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

36	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(278,255)	$(423,705)	$(67,323)	$1,407,603	$(462,817)
Net realized gain (loss) on sales of investments	2,116,078	3,754,342	738,854	(214,460)	(1,112,456)
Distributions from capital gains	—	—	—	10,521,181	26,069,315
Net change in unrealized appreciation or depreciation of investments	(3,997,357)	(6,673,827)	(2,637,759)	(28,668,138)	(25,566,553)
Net increase (decrease) in net assets resulting from operations	(2,159,534)	(3,343,190)	(1,966,228)	(16,953,814)	(1,072,511)

Contract transactions
Contract purchase payments	2,642,498	3,122,552	602,752	3,729,410	3,776,710
Net transfers(1)	(3,729,905)	(1,375,866)	(542,401)	(401,325)	(2,665,312)
Transfers for policy loans	(507,127)	(722,919)	(133,541)	(631,905)	(1,078,313)
Policy charges	(2,208,616)	(3,270,515)	(363,404)	(2,177,312)	(2,682,934)
Contract terminations:
Surrender benefits	(3,823,893)	(5,703,678)	(750,138)	(5,552,589)	(6,381,849)
Death benefits	(82,363)	(503,834)	(13,599)	(15,406)	(21,003)
Increase (decrease) from contract transactions	(7,709,406)	(8,454,260)	(1,200,331)	(5,049,127)	(9,052,701)
Net assets at beginning of year	52,960,127	80,158,459	15,419,825	97,743,182	107,471,853
Net assets at end of year	$43,091,187	$68,361,009	$12,253,266	$75,740,241	$97,346,641

Accumulation unit activity
Units outstanding at beginning of year	36,971,865	56,167,808	5,865,384	37,368,092	30,946,887
Contract purchase payments	1,884,240	2,226,734	220,637	1,486,253	983,610
Net transfers(1)	(2,592,378)	(635,271)	(140,413)	84,407	(567,007)
Transfers for policy loans	(355,201)	(538,030)	(52,336)	(251,502)	(286,990)
Policy charges	(1,562,440)	(2,311,128)	(136,066)	(850,836)	(694,198)
Contract terminations:
Surrender benefits	(2,660,085)	(4,041,124)	(292,657)	(2,168,584)	(1,752,633)
Death benefits	(58,366)	(343,533)	(4,615)	(5,309)	(4,887)
Units outstanding at end of year	31,627,635	50,525,456	5,459,934	35,662,521	28,624,782

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	37

Statements of Changes in Net Assets

Year ended December 31, 2018 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$2,602,994	$(46,647)	$(96,814)
Net realized gain (loss) on sales of investments	(521,574)	394,085	469,450
Distributions from capital gains	5,652,646	1,400,682	2,038,918
Net change in unrealized appreciation or depreciation of investments	(12,159,783)	(2,759,558)	(2,804,007)
Net increase (decrease) in net assets resulting from operations	(4,425,717)	(1,011,438)	(392,453)

Contract transactions
Contract purchase payments	902,033	645,032	1,163,629
Net transfers(1)	721,096	(881,321)	3,716,558
Transfers for policy loans	(195,982)	(183,973)	(115,133)
Policy charges	(654,195)	(361,490)	(478,827)
Contract terminations:
Surrender benefits	(1,366,350)	(789,177)	(905,089)
Death benefits	(3,048)	—	—
Increase (decrease) from contract transactions	(596,446)	(1,570,929)	3,381,138
Net assets at beginning of year	25,133,410	15,483,156	17,216,596
Net assets at end of year	$20,111,247	$12,900,789	$20,205,281

Accumulation unit activity
Units outstanding at beginning of year	12,157,030	4,969,441	5,579,786
Contract purchase payments	463,935	223,569	405,562
Net transfers(1)	343,370	(251,200)	1,206,006
Transfers for policy loans	(93,628)	(60,708)	(36,114)
Policy charges	(329,098)	(112,955)	(148,288)
Contract terminations:
Surrender benefits	(684,031)	(214,098)	(256,674)
Death benefits	(1,489)	—	—
Units outstanding at end of year	11,856,089	4,554,049	6,750,278

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

38	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
Operations
Investment income (loss) — net	$5,262	$169,708	$657,932	$(98,100)	$107,649
Net realized gain (loss) on sales of investments	6,683	2,194,173	98,416	686,027	(17,312)
Distributions from capital gains	—	2,077,275	—	1,070,077	—
Net change in unrealized appreciation or depreciation of investments	23,779	(401,653)	9,057,091	2,822,159	(248,135)
Net increase (decrease) in net assets resulting from operations	35,724	4,039,503	9,813,439	4,480,163	(157,798)

Contract transactions
Contract purchase payments	26,243	973,659	2,736,091	886,798	876,094
Net transfers(1)	116,816	(1,313,390)	(408,527)	5,155,988	(401,485)
Transfers for policy loans	(1,952)	(160,224)	(205,808)	(48,045)	(129,654)
Policy charges	(8,296)	(552,593)	(1,295,679)	(279,080)	(177,761)
Contract terminations:
Surrender benefits	(692)	(1,593,715)	(2,727,395)	(1,004,507)	(295,698)
Death benefits	—	(18,902)	(28,725)	(1,072)	—
Increase (decrease) from contract transactions	132,119	(2,665,165)	(1,930,043)	4,710,082	(128,504)
Net assets at beginning of year	195,434	24,138,735	41,046,550	12,542,856	8,289,402
Net assets at end of year	$363,277	$25,513,073	$48,929,946	$21,733,101	$8,003,100

Accumulation unit activity
Units outstanding at beginning of year	189,498	10,271,419	26,378,203	6,071,789	9,479,104
Contract purchase payments	22,555	373,901	1,560,279	373,316	939,941
Net transfers(1)	101,850	(638,243)	84,969	1,727,944	(466,070)
Transfers for policy loans	(1,718)	(54,380)	(118,269)	(8,659)	(150,901)
Policy charges	(7,255)	(215,765)	(737,316)	(115,148)	(201,101)
Contract terminations:
Surrender benefits	(531)	(640,093)	(1,558,827)	(420,810)	(351,707)
Death benefits	—	(6,275)	(14,377)	(517)	—
Units outstanding at end of year	304,399	9,090,564	25,594,662	7,627,915	9,249,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	39

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
Operations
Investment income (loss) — net	$40,993	$641,560	$86,531	$106,506	$(1,395,019)
Net realized gain (loss) on sales of investments	455,352	2,684,346	85,095	295,706	9,249,303
Distributions from capital gains	—	—	135,367	76,223	—
Net change in unrealized appreciation or depreciation of investments	2,952,629	1,313,548	870,514	334,136	16,041,753
Net increase (decrease) in net assets resulting from operations	3,448,974	4,639,454	1,177,507	812,571	23,896,037

Contract transactions
Contract purchase payments	409,777	1,765,295	799,467	286,220	9,420,427
Net transfers(1)	(473,838)	(1,380,641)	2,494,639	(767,083)	7,816,387
Transfers for policy loans	(116,451)	(279,745)	(41,973)	(67,041)	(346,395)
Policy charges	(344,820)	(1,863,231)	(184,438)	(231,973)	(10,786,644)
Contract terminations:
Surrender benefits	(756,840)	(2,996,139)	(312,620)	(384,402)	(9,976,085)
Death benefits	(23,000)	(54,245)	(87,930)	(48,729)	(309,471)
Increase (decrease) from contract transactions	(1,305,172)	(4,808,706)	2,667,145	(1,213,008)	(4,181,781)
Net assets at beginning of year	11,859,377	60,449,165	7,947,808	7,492,966	175,744,948
Net assets at end of year	$14,003,179	$60,279,913	$11,792,460	$7,092,529	$195,459,204

Accumulation unit activity
Units outstanding at beginning of year	7,582,840	20,776,336	7,723,496	4,001,368	95,608,336
Contract purchase payments	224,204	594,862	660,416	138,132	4,903,448
Net transfers(1)	(319,170)	(440,313)	2,255,128	(425,349)	3,381,079
Transfers for policy loans	(51,022)	(95,694)	(39,212)	(31,125)	(184,555)
Policy charges	(200,140)	(624,481)	(160,815)	(118,249)	(5,644,276)
Contract terminations:
Surrender benefits	(442,762)	(1,006,998)	(294,492)	(175,932)	(5,070,614)
Death benefits	(9,926)	(17,492)	(79,627)	(20,807)	(147,588)
Units outstanding at end of year	6,784,024	19,186,220	10,064,894	3,368,038	92,845,830

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

40	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
Operations
Investment income (loss) — net	$(2,108,770)	$(1,176,100)	$(234,920)	$(120,150)	$(136,698)
Net realized gain (loss) on sales of investments	17,430,038	24,953,088	2,370,312	(1,301,943)	1,174
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	45,430,662	2,336,394	15,197,151	2,489,851	(1,175)
Net increase (decrease) in net assets resulting from operations	60,751,930	26,113,382	17,332,543	1,067,758	(136,699)

Contract transactions
Contract purchase payments	12,988,657	8,785,171	2,397,602	1,056,395	8,086,122
Net transfers(1)	(6,812,468)	(8,731,877)	3,358,860	(452,991)	(2,273,804)
Transfers for policy loans	(965,427)	(1,524,927)	(495,425)	(166,402)	435,381
Policy charges	(16,024,643)	(6,203,910)	(1,204,652)	(744,909)	(5,365,558)
Contract terminations:
Surrender benefits	(17,055,121)	(11,876,681)	(2,282,322)	(1,343,877)	(5,623,644)
Death benefits	(239,779)	(342,995)	(10,212)	(33,352)	(352,273)
Increase (decrease) from contract transactions	(28,108,781)	(19,895,219)	1,763,851	(1,685,136)	(5,093,776)
Net assets at beginning of year	274,821,605	203,015,809	36,906,686	21,414,941	47,392,735
Net assets at end of year	$307,464,754	$209,233,972	$56,003,080	$20,797,563	$42,162,260

Accumulation unit activity
Units outstanding at beginning of year	160,720,444	81,381,537	19,190,771	17,191,388	46,641,125
Contract purchase payments	6,990,213	3,541,960	1,171,104	877,628	7,959,198
Net transfers(1)	(4,594,707)	(101,175)	4,243,250	816,677	(1,520,369)
Transfers for policy loans	(411,346)	(603,791)	(215,890)	(119,098)	452,239
Policy charges	(9,162,862)	(2,427,914)	(553,106)	(603,486)	(5,318,499)
Contract terminations:
Surrender benefits	(9,117,884)	(4,669,771)	(1,006,142)	(1,068,208)	(5,616,825)
Death benefits	(122,099)	(124,316)	(4,279)	(19,887)	(331,200)
Units outstanding at end of year	144,301,759	76,996,530	22,825,708	17,075,014	42,265,669

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	41

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
Operations
Investment income (loss) — net	$2,783,421	$1,297,697	$1,963,156	$(309,139)	$(489,722)
Net realized gain (loss) on sales of investments	622,264	(864,383)	40,404	7,221,395	6,753,302
Distributions from capital gains	—	—	806,100	—	—
Net change in unrealized appreciation or depreciation of investments	(138,917)	889,498	110,257	6,145,628	10,156,919
Net increase (decrease) in net assets resulting from operations	3,266,768	1,322,812	2,919,917	13,057,884	16,420,499

Contract transactions
Contract purchase payments	2,402,883	978,368	4,811,025	2,043,350	4,255,290
Net transfers(1)	(964,589)	(180,451)	895,819	(319,527)	8,186,759
Transfers for policy loans	(413,673)	(343,433)	(457,939)	(540,985)	(339,757)
Policy charges	(1,909,300)	(736,345)	(4,349,661)	(1,533,529)	(2,059,050)
Contract terminations:
Surrender benefits	(3,083,386)	(1,173,866)	(5,685,194)	(2,980,436)	(4,961,166)
Death benefits	(52,942)	(22,984)	(30,583)	(116,812)	(9,020)
Increase (decrease) from contract transactions	(4,021,007)	(1,478,711)	(4,816,533)	(3,447,939)	5,073,056
Net assets at beginning of year	58,043,878	23,585,411	96,573,039	49,268,213	75,415,267
Net assets at end of year	$57,289,639	$23,429,512	$94,676,423	$58,878,158	$96,908,822

Accumulation unit activity
Units outstanding at beginning of year	25,516,915	12,080,452	60,870,307	30,115,270	34,341,616
Contract purchase payments	1,056,644	505,969	3,069,512	811,528	1,886,337
Net transfers(1)	1,083,919	397,037	4,068,876	(5,313,496)	2,807,052
Transfers for policy loans	(172,284)	(166,719)	(305,355)	(271,869)	(84,305)
Policy charges	(831,826)	(370,556)	(2,689,196)	(705,446)	(864,371)
Contract terminations:
Surrender benefits	(1,316,423)	(590,362)	(3,614,401)	(1,384,003)	(2,146,905)
Death benefits	(20,832)	(11,718)	(16,259)	(56,740)	(3,682)
Units outstanding at end of year	25,316,113	11,844,103	61,383,484	23,195,244	35,935,742

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
Operations
Investment income (loss) — net	$54,339	$(87,309)	$(100,255)	$836,164	$(75,958)
Net realized gain (loss) on sales of investments	(8,095)	1,295,370	2,631,611	3,254,159	1,158,758
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(6,168)	1,859,633	(679,516)	11,997,740	1,247,122
Net increase (decrease) in net assets resulting from operations	40,076	3,067,694	1,851,840	16,088,063	2,329,922

Contract transactions
Contract purchase payments	151,529	666,555	796,742	3,528,160	396,980
Net transfers(1)	685,293	262,243	(478,805)	(1,800,417)	2,100,281
Transfers for policy loans	(65,524)	(147,857)	(206,360)	(102,555)	(14,821)
Policy charges	(60,284)	(452,749)	(315,700)	(3,649,478)	(241,225)
Contract terminations:
Surrender benefits	(138,337)	(914,563)	(744,234)	(4,441,237)	(648,641)
Death benefits	(6,146)	(7,338)	(28,775)	(35,206)	(96,676)
Increase (decrease) from contract transactions	566,531	(593,709)	(977,132)	(6,500,733)	1,495,898
Net assets at beginning of year	3,262,409	14,078,476	15,052,778	63,844,245	10,717,281
Net assets at end of year	$3,869,016	$16,552,461	$15,927,486	$73,431,575	$14,543,101

Accumulation unit activity
Units outstanding at beginning of year	3,365,143	5,657,615	6,497,813	54,426,258	4,452,847
Contract purchase payments	149,276	238,021	325,486	2,659,624	155,892
Net transfers(1)	691,377	115,764	(462,201)	(1,946,297)	729,176
Transfers for policy loans	(68,179)	(52,430)	(78,888)	(103,581)	(8,497)
Policy charges	(60,535)	(162,492)	(123,992)	(2,863,011)	(92,555)
Contract terminations:
Surrender benefits	(142,091)	(334,573)	(302,859)	(3,352,746)	(225,169)
Death benefits	(6,416)	(2,618)	(8,887)	(22,962)	(27,074)
Units outstanding at end of year	3,928,575	5,459,287	5,846,472	48,797,285	4,984,620

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	43

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
Operations
Investment income (loss) — net	$(99,069)	$528,225	$528,301	$199,119	$(36,118)
Net realized gain (loss) on sales of investments	1,417,410	49,083	(1,581,106)	(1,133,578)	612,940
Distributions from capital gains	—	16,089	—	101,723	—
Net change in unrealized appreciation or depreciation of investments	633,151	19,893	1,098,615	1,046,775	476,340
Net increase (decrease) in net assets resulting from operations	1,951,492	613,290	45,810	214,039	1,053,162

Contract transactions
Contract purchase payments	662,709	1,336,773	361,359	560,710	259,999
Net transfers(1)	(538,818)	(76,144)	(281,693)	115,867	(332,369)
Transfers for policy loans	(177,688)	257,309	(42,357)	(79,795)	(46,504)
Policy charges	(496,088)	(1,265,136)	(166,079)	(326,105)	(133,028)
Contract terminations:
Surrender benefits	(1,175,663)	(1,437,656)	(310,141)	(651,612)	(212,213)
Death benefits	(3,343)	(74,111)	—	(42,675)	(1,145)
Increase (decrease) from contract transactions	(1,728,891)	(1,258,965)	(438,911)	(423,610)	(465,260)
Net assets at beginning of year	17,690,441	24,105,464	6,640,179	11,486,960	5,619,514
Net assets at end of year	$17,913,042	$23,459,789	$6,247,078	$11,277,389	$6,207,416

Accumulation unit activity
Units outstanding at beginning of year	5,874,421	19,608,146	10,897,399	8,297,119	3,187,042
Contract purchase payments	211,253	1,071,529	609,043	411,634	130,846
Net transfers(1)	(180,363)	355,445	(1,024,501)	318,108	(348,191)
Transfers for policy loans	(57,922)	255,059	(65,386)	(58,707)	(29,166)
Policy charges	(157,921)	(1,005,241)	(269,501)	(240,524)	(68,298)
Contract terminations:
Surrender benefits	(375,680)	(1,157,787)	(490,859)	(482,022)	(103,279)
Death benefits	(872)	(52,918)	—	(29,757)	(373)
Units outstanding at end of year	5,312,916	19,074,233	9,656,195	8,215,851	2,768,581

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
Operations
Investment income (loss) — net	$(113,221)	$22,638	$627,957	$175,428	$316,899
Net realized gain (loss) on sales of investments	881,267	(4,599)	36,819	5,686,282	2,060,460
Distributions from capital gains	—	—	—	4,936,983	1,281,219
Net change in unrealized appreciation or depreciation of investments	1,780,521	75,571	(9,820)	6,506,752	4,265,907
Net increase (decrease) in net assets resulting from operations	2,548,567	93,610	654,956	17,305,445	7,924,485

Contract transactions
Contract purchase payments	822,796	106,259	838,956	4,236,330	1,581,109
Net transfers(1)	4,923,116	172,923	108,125	(2,718,486)	(2,097,327)
Transfers for policy loans	(59,073)	298	(165,451)	(606,761)	(400,328)
Policy charges	(326,843)	(29,152)	(567,302)	(2,268,818)	(1,580,479)
Contract terminations:
Surrender benefits	(830,420)	(39,956)	(1,201,842)	(4,300,788)	(2,605,120)
Death benefits	—	—	—	(64,049)	(1,636)
Increase (decrease) from contract transactions	4,529,576	210,372	(987,514)	(5,722,572)	(5,103,781)
Net assets at beginning of year	13,504,808	1,310,203	23,521,541	85,134,895	52,017,492
Net assets at end of year	$20,582,951	$1,614,185	$23,188,983	$96,717,768	$54,838,196

Accumulation unit activity
Units outstanding at beginning of year	4,969,087	1,345,218	15,959,042	42,055,068	19,497,489
Contract purchase payments	282,314	101,593	553,404	1,984,895	554,867
Net transfers(1)	1,737,365	176,541	68,839	(2,486,230)	(901,126)
Transfers for policy loans	(16,797)	(143)	(114,279)	(242,672)	(137,087)
Policy charges	(116,417)	(28,362)	(371,188)	(1,021,819)	(580,086)
Contract terminations:
Surrender benefits	(300,767)	(41,328)	(805,576)	(1,876,425)	(949,577)
Death benefits	—	—	—	(29,949)	(516)
Units outstanding at end of year	6,554,785	1,553,519	15,290,242	38,382,868	17,483,964

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	45

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
Operations
Investment income (loss) — net	$33,430	$139,197	$1,203,911	$185,588	$356,548
Net realized gain (loss) on sales of investments	2,009,814	423,383	(1,162,110)	(14,769)	1,103,856
Distributions from capital gains	4,870,229	17,331	—	—	860,060
Net change in unrealized appreciation or depreciation of investments	12,557,520	4,055,658	4,381,651	221,216	(745,388)
Net increase (decrease) in net assets resulting from operations	19,470,993	4,635,569	4,423,452	392,035	1,575,076

Contract transactions
Contract purchase payments	2,900,219	716,118	2,294,549	331,242	1,154,428
Net transfers(1)	(3,848,634)	374,073	(1,720,059)	1,716,424	(647,651)
Transfers for policy loans	(753,140)	(57,386)	(64,398)	(47,735)	(153,709)
Policy charges	(3,239,974)	(598,206)	(1,445,887)	(110,606)	(601,060)
Contract terminations:
Surrender benefits	(6,038,327)	(1,016,212)	(2,420,006)	(256,894)	(1,283,454)
Death benefits	(25,290)	—	(49,747)	—	(7,147)
Increase (decrease) from contract transactions	(11,005,146)	(581,613)	(3,405,548)	1,632,431	(1,538,593)
Net assets at beginning of year	102,813,897	15,843,706	46,446,846	3,275,694	20,874,512
Net assets at end of year	$111,279,744	$19,897,662	$47,464,750	$5,300,160	$20,910,995

Accumulation unit activity
Units outstanding at beginning of year	31,366,783	9,938,175	20,873,923	3,209,120	9,712,495
Contract purchase payments	812,723	384,196	1,080,409	299,119	547,557
Net transfers(1)	(1,009,085)	95,889	730,428	1,624,676	(68,124)
Transfers for policy loans	(217,057)	(34,495)	(31,514)	(44,936)	(71,593)
Policy charges	(880,892)	(337,496)	(651,857)	(101,943)	(278,974)
Contract terminations:
Surrender benefits	(1,685,125)	(539,627)	(1,074,164)	(244,145)	(610,927)
Death benefits	(7,059)	—	(20,248)	—	(2,753)
Units outstanding at end of year	28,380,288	9,506,642	20,906,977	4,741,891	9,227,681

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
Operations
Investment income (loss) — net	$(12,445)	$148,817	$15,806	$(1,181)	$385,646
Net realized gain (loss) on sales of investments	1,188,281	2,419,335	972	95,699	3,415,977
Distributions from capital gains	2,762,588	4,892,954	—	664,079	5,143,630
Net change in unrealized appreciation or depreciation of investments	(152,332)	1,417,257	28,054	(133,528)	853,038
Net increase (decrease) in net assets resulting from operations	3,786,092	8,878,363	44,832	625,069	9,798,291

Contract transactions
Contract purchase payments	1,707,492	3,573,582	55,395	196,111	1,612,163
Net transfers(1)	(1,548,351)	(3,206,042)	147,211	(68,846)	(6,783)
Transfers for policy loans	(351,591)	(693,899)	(18,173)	(23,122)	(308,582)
Policy charges	(1,098,611)	(2,699,371)	(17,403)	(170,464)	(1,244,495)
Contract terminations:
Surrender benefits	(1,989,598)	(4,611,378)	(17,486)	(199,440)	(2,553,780)
Death benefits	—	(25,380)	—	—	(10,523)
Increase (decrease) from contract transactions	(3,280,659)	(7,662,488)	149,544	(265,761)	(2,512,000)
Net assets at beginning of year	40,529,322	89,356,074	944,797	5,763,542	43,368,980
Net assets at end of year	$41,034,755	$90,571,949	$1,139,173	$6,122,850	$50,655,271

Accumulation unit activity
Units outstanding at beginning of year	12,265,923	28,413,991	1,036,331	1,700,266	19,038,958
Contract purchase payments	614,572	1,251,715	58,689	56,465	588,483
Net transfers(1)	737,576	1,857,843	153,648	(11,414)	(1,146,091)
Transfers for policy loans	(111,394)	(218,918)	(19,188)	(7,592)	(105,964)
Policy charges	(354,391)	(881,532)	(18,440)	(50,009)	(468,879)
Contract terminations:
Surrender benefits	(607,940)	(1,478,230)	(18,524)	(58,484)	(974,810)
Death benefits	—	(7,921)	—	—	(3,041)
Units outstanding at end of year	12,544,346	28,936,948	1,192,516	1,629,232	16,928,656

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	47

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(51,178)	$210,751	$118,870	$350,438	$259,284
Net realized gain (loss) on sales of investments	450,262	2,976	593,767	3,492,213	1,451,041
Distributions from capital gains	864,462	350,604	380,329	5,646,454	824,918
Net change in unrealized appreciation or depreciation of investments	1,218,538	(25,775)	321,265	3,334,715	(740,065)
Net increase (decrease) in net assets resulting from operations	2,482,084	538,556	1,414,231	12,823,820	1,795,178

Contract transactions
Contract purchase payments	371,736	415,048	322,356	4,669,372	868,728
Net transfers(1)	72,475	1,574,718	(542,856)	(2,857,417)	622,398
Transfers for policy loans	(33,184)	(77,825)	(83,620)	(452,585)	(184,478)
Policy charges	(381,771)	(166,772)	(192,257)	(5,554,536)	(445,095)
Contract terminations:
Surrender benefits	(767,927)	(114,763)	(277,111)	(7,367,974)	(1,676,592)
Death benefits	(3,937)	(163,840)	(48)	(139,448)	(40,355)
Increase (decrease) from contract transactions	(742,608)	1,466,566	(773,536)	(11,702,588)	(855,394)
Net assets at beginning of year	9,510,873	4,604,750	8,878,335	108,517,775	22,220,370
Net assets at end of year	$11,250,349	$6,609,872	$9,519,030	$109,639,007	$23,160,154

Accumulation unit activity
Units outstanding at beginning of year	6,133,618	4,342,005	4,392,723	40,314,835	12,201,164
Contract purchase payments	202,746	372,360	155,833	1,624,750	460,911
Net transfers(1)	43,483	1,449,370	(453,804)	(977,398)	375,990
Transfers for policy loans	(15,603)	(70,577)	(46,609)	(156,830)	(97,118)
Policy charges	(210,547)	(150,449)	(93,811)	(1,910,189)	(236,887)
Contract terminations:
Surrender benefits	(422,535)	(103,346)	(130,141)	(2,546,496)	(890,643)
Death benefits	(2,157)	(148,346)	(14)	(46,108)	(20,879)
Units outstanding at end of year	5,729,005	5,691,017	3,824,177	36,302,564	11,792,538

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
Operations
Investment income (loss) — net	$176,364	$(61,293)	$(54,612)	$19,149	$(61,483)
Net realized gain (loss) on sales of investments	1,286,589	329,109	762,839	(145,462)	484,289
Distributions from capital gains	—	693,141	479,719	—	1,011,383
Net change in unrealized appreciation or depreciation of investments	3,660,878	1,171,250	1,418,177	433,889	2,111,048
Net increase (decrease) in net assets resulting from operations	5,123,831	2,132,207	2,606,123	307,576	3,545,237

Contract transactions
Contract purchase payments	1,042,273	485,073	465,811	147,345	413,985
Net transfers(1)	(797,429)	(167,882)	(196,428)	(397,868)	740,148
Transfers for policy loans	(247,996)	(99,990)	(55,768)	(41,382)	(163,575)
Policy charges	(521,554)	(324,001)	(296,469)	(64,019)	(370,120)
Contract terminations:
Surrender benefits	(1,260,729)	(569,450)	(666,037)	(303,627)	(793,483)
Death benefits	(7,588)	—	(16,488)	(2,142)	(1,760)
Increase (decrease) from contract transactions	(1,793,023)	(676,250)	(765,379)	(661,693)	(174,805)
Net assets at beginning of year	23,730,861	9,908,364	7,689,019	2,090,541	13,476,395
Net assets at end of year	$27,061,669	$11,364,321	$9,529,763	$1,736,424	$16,846,827

Accumulation unit activity
Units outstanding at beginning of year	16,524,002	6,846,043	3,552,973	2,418,568	4,849,435
Contract purchase payments	645,733	297,211	195,464	151,903	141,213
Net transfers(1)	(1,229,717)	(124,404)	(156,308)	(436,503)	215,247
Transfers for policy loans	(114,573)	(59,242)	(18,043)	(43,965)	(43,521)
Policy charges	(314,231)	(198,669)	(116,375)	(68,174)	(125,392)
Contract terminations:
Surrender benefits	(798,291)	(346,938)	(237,864)	(327,516)	(277,928)
Death benefits	(4,256)	—	(4,575)	(2,433)	(1,068)
Units outstanding at end of year	14,708,667	6,414,001	3,215,272	1,691,880	4,757,986

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	49

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
Operations
Investment income (loss) — net	$(122,365)	$363,925	$(37,054)	$(10,055)	$(49,505)
Net realized gain (loss) on sales of investments	1,736,842	(2,563,754)	572,758	35,603	63,261
Distributions from capital gains	1,265,039	—	103,547	105,470	1,734,663
Net change in unrealized appreciation or depreciation of investments	4,436,714	11,408,835	1,853,270	161,684	6,222,881
Net increase (decrease) in net assets resulting from operations	7,316,230	9,209,006	2,492,521	292,702	7,971,300

Contract transactions
Contract purchase payments	735,936	1,985,867	411,217	93,703	1,181,101
Net transfers(1)	1,489,109	(1,395,229)	(514,556)	115,503	(980,014)
Transfers for policy loans	(331,961)	(150,040)	(81,952)	(11,253)	(300,641)
Policy charges	(470,631)	(1,164,977)	(238,941)	(17,098)	(797,787)
Contract terminations:
Surrender benefits	(869,669)	(1,933,250)	(618,333)	(61,484)	(1,375,404)
Death benefits	(5,247)	(4,381)	—	—	(155,191)
Increase (decrease) from contract transactions	547,537	(2,662,010)	(1,042,565)	119,371	(2,427,936)
Net assets at beginning of year	16,409,858	31,599,882	9,728,430	1,613,784	30,144,950
Net assets at end of year	$24,273,625	$38,146,878	$11,178,386	$2,025,857	$35,688,314

Accumulation unit activity
Units outstanding at beginning of year	8,958,672	24,228,602	5,160,899	1,587,221	29,259,914
Contract purchase payments	299,712	1,307,911	191,961	80,084	1,001,889
Net transfers(1)	(592,856)	(960,258)	(478,070)	60,327	(888,673)
Transfers for policy loans	(114,712)	(78,003)	(35,527)	(9,473)	(255,685)
Policy charges	(180,006)	(763,384)	(109,718)	(14,973)	(676,211)
Contract terminations:
Surrender benefits	(325,874)	(1,261,541)	(295,197)	(55,226)	(1,163,049)
Death benefits	(978)	(2,309)	—	—	(128,731)
Units outstanding at end of year	8,043,958	22,471,018	4,434,348	1,647,960	27,149,454

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(116,444)	$826,261	$182,791	$(35,668)	$(2,922)
Net realized gain (loss) on sales of investments	384,069	436,810	553,258	(139,047)	(5,675)
Distributions from capital gains	434,626	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	4,164,817	1,777,818	139,371	2,225,295	34,750
Net increase (decrease) in net assets resulting from operations	4,867,068	3,040,889	875,420	2,050,580	26,153

Contract transactions
Contract purchase payments	798,242	1,176,266	401,934	380,103	16,826
Net transfers(1)	(766,013)	(1,675,520)	(528,269)	556,260	124,301
Transfers for policy loans	(219,237)	(341,104)	(74,837)	(69,351)	(5,209)
Policy charges	(579,506)	(691,463)	(209,482)	(195,634)	(11,037)
Contract terminations:
Surrender benefits	(1,252,928)	(1,311,056)	(559,336)	(695,261)	(29,335)
Death benefits	(4,450)	(12,859)	(26,263)	(29,404)	—
Increase (decrease) from contract transactions	(2,023,892)	(2,855,736)	(996,253)	(53,287)	95,546
Net assets at beginning of year	19,950,711	22,773,474	10,235,612	5,489,660	397,701
Net assets at end of year	$22,793,887	$22,958,627	$10,114,779	$7,486,953	$519,400

Accumulation unit activity
Units outstanding at beginning of year	7,476,050	8,643,471	6,975,166	3,387,474	433,184
Contract purchase payments	261,841	546,751	252,821	198,650	17,520
Net transfers(1)	(314,335)	1,108,641	(993,363)	132,654	127,619
Transfers for policy loans	(66,971)	(137,227)	(58,337)	(28,645)	(5,417)
Policy charges	(196,780)	(289,787)	(130,112)	(98,998)	(11,691)
Contract terminations:
Surrender benefits	(392,349)	(508,873)	(338,764)	(364,646)	(30,766)
Death benefits	(1,053)	(4,824)	(9,295)	(8,793)	—
Units outstanding at end of year	6,766,403	9,358,152	5,698,116	3,217,696	530,449

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	51

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
Operations
Investment income (loss) — net	$24,074	$570,232	$15,853	$662,330	$38,978
Net realized gain (loss) on sales of investments	1,098,862	(413,673)	936,551	(61,207)	(1,915)
Distributions from capital gains	—	—	1,200,625	—	—
Net change in unrealized appreciation or depreciation of investments	4,362,358	2,040,721	631,851	1,420,125	70,023
Net increase (decrease) in net assets resulting from operations	5,485,294	2,197,280	2,784,880	2,021,248	107,086

Contract transactions
Contract purchase payments	1,012,954	1,823,036	1,097,296	828,893	118,781
Net transfers(1)	2,517,640	985,506	3,037,597	(656,303)	1,688,450
Transfers for policy loans	(152,467)	(99,741)	(191,322)	(147,015)	(16,362)
Policy charges	(395,290)	(1,316,198)	(420,320)	(479,457)	(52,361)
Contract terminations:
Surrender benefits	(641,355)	(2,760,626)	(1,061,216)	(845,613)	(274,142)
Death benefits	337	(36,732)	—	—	—
Increase (decrease) from contract transactions	2,341,819	(1,404,755)	2,462,035	(1,299,495)	1,464,366
Net assets at beginning of year	14,758,951	41,542,637	18,841,564	16,502,063	2,171,838
Net assets at end of year	$22,586,064	$42,335,162	$24,088,479	$17,223,816	$3,743,290

Accumulation unit activity
Units outstanding at beginning of year	7,750,722	27,638,858	7,408,782	11,364,560	2,096,561
Contract purchase payments	474,362	1,240,299	442,810	555,318	110,862
Net transfers(1)	852,464	1,615,636	1,128,067	(406,933)	1,584,331
Transfers for policy loans	(59,498)	(63,607)	(65,311)	(93,937)	(15,302)
Policy charges	(174,568)	(873,198)	(160,968)	(312,067)	(48,970)
Contract terminations:
Surrender benefits	(278,091)	(1,839,488)	(401,377)	(520,873)	(260,219)
Death benefits	—	(26,899)	—	—	—
Units outstanding at end of year	8,565,391	27,691,601	8,352,003	10,586,068	3,467,263

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
Operations
Investment income (loss) — net	$(16,745)	$411,149	$82,649	$164,052	$27,291
Net realized gain (loss) on sales of investments	(297,044)	(52,552)	60,379	3,720,106	286,468
Distributions from capital gains	1,611,042	—	—	7,252,522	3,380,746
Net change in unrealized appreciation or depreciation of investments	1,242,451	113,375	1,043,691	15,222,156	(2,242,364)
Net increase (decrease) in net assets resulting from operations	2,539,704	471,972	1,186,719	26,358,836	1,452,141

Contract transactions
Contract purchase payments	924,844	195,440	239,040	4,021,052	1,313,042
Net transfers(1)	(792,704)	(399,847)	262,324	(1,995,794)	(1,539,134)
Transfers for policy loans	(193,057)	(76,837)	(49,043)	(690,184)	(67,205)
Policy charges	(518,675)	(252,484)	(109,172)	(4,683,016)	(1,203,861)
Contract terminations:
Surrender benefits	(973,563)	(416,249)	(269,660)	(6,271,496)	(1,638,294)
Death benefits	(12,847)	(11,471)	—	(124,024)	(63,131)
Increase (decrease) from contract transactions	(1,566,002)	(961,448)	73,489	(9,743,462)	(3,198,583)
Net assets at beginning of year	17,596,166	7,819,222	4,631,440	95,803,256	34,330,913
Net assets at end of year	$18,569,868	$7,329,746	$5,891,648	$112,418,630	$32,584,471

Accumulation unit activity
Units outstanding at beginning of year	7,099,318	3,440,942	2,908,413	34,472,031	12,678,204
Contract purchase payments	377,876	83,013	132,160	1,253,713	482,200
Net transfers(1)	(62,413)	(167,746)	189,084	(640,262)	(532,722)
Transfers for policy loans	(68,801)	(32,446)	(30,421)	(213,830)	(24,708)
Policy charges	(192,924)	(106,936)	(61,106)	(1,474,633)	(426,352)
Contract terminations:
Surrender benefits	(371,249)	(176,607)	(148,054)	(1,963,377)	(597,524)
Death benefits	(4,760)	(5,038)	—	(38,031)	(25,982)
Units outstanding at end of year	6,777,047	3,035,182	2,990,076	31,395,611	11,553,116

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	53

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
Operations
Investment income (loss) — net	$(18,172)	$80,489	$114,445	$(1,068,322)	$(2,176,505)
Net realized gain (loss) on sales of investments	(11,460)	426,801	(90,480)	9,128,936	47,124,842
Distributions from capital gains	10,827	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	46,177	3,317,568	265,803	28,463,936	12,333,376
Net increase (decrease) in net assets resulting from operations	27,372	3,824,858	289,768	36,524,550	57,281,713

Contract transactions
Contract purchase payments	197,388	1,414,942	157,520	20,607,957	17,150,438
Net transfers(1)	849,611	(1,024,218)	227,830	6,820,501	(4,766,133)
Transfers for policy loans	(26,897)	(23,898)	(62,658)	(1,206,804)	(2,516,537)
Policy charges	(77,630)	(1,243,898)	(69,024)	(4,757,717)	(6,002,404)
Contract terminations:
Surrender benefits	(114,054)	(1,642,303)	(138,932)	(6,878,790)	(20,271,558)
Death benefits	—	(25)	—	—	(24,727)
Increase (decrease) from contract transactions	828,418	(2,519,400)	114,736	14,585,147	(16,430,921)
Net assets at beginning of year	2,898,545	30,715,942	2,595,124	193,614,264	322,619,989
Net assets at end of year	$3,754,335	$32,021,400	$2,999,628	$244,723,961	$363,470,781

Accumulation unit activity
Units outstanding at beginning of year	2,998,966	12,933,356	3,062,907	126,807,438	205,807,332
Contract purchase payments	195,076	560,072	163,261	12,855,550	10,210,001
Net transfers(1)	841,817	(392,074)	234,219	4,969,172	796,166
Transfers for policy loans	(27,100)	(11,335)	(68,499)	(742,714)	(1,508,028)
Policy charges	(77,619)	(477,714)	(73,367)	(2,937,713)	(3,564,989)
Contract terminations:
Surrender benefits	(115,999)	(642,760)	(147,935)	(4,047,490)	(11,968,706)
Death benefits	—	(10)	—	—	(14,538)
Units outstanding at end of year	3,815,141	11,969,535	3,170,586	136,904,243	199,757,238

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
Operations
Investment income (loss) — net	$(90,221)	$(148,697)	$(8,192)	$(27,935)	$(163,822)
Net realized gain (loss) on sales of investments	636,759	1,412,120	21,274	148,793	742,125
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	397,128	162,449	87,035	328,189	4,555,100
Net increase (decrease) in net assets resulting from operations	943,666	1,425,872	100,117	449,047	5,133,403

Contract transactions
Contract purchase payments	796,159	1,130,416	3,824	164,624	3,038,989
Net transfers(1)	(1,321,979)	(1,521,758)	(158,512)	(481,660)	5,890,803
Transfers for policy loans	(229,500)	(66,059)	(28,991)	(178,415)	(381,525)
Policy charges	(616,129)	(1,054,999)	(49,053)	(157,856)	(600,831)
Contract terminations:
Surrender benefits	(1,905,832)	(2,344,403)	(59,542)	(198,013)	(1,474,699)
Death benefits	—	—	—	—	—
Increase (decrease) from contract transactions	(3,277,281)	(3,856,803)	(292,274)	(851,320)	6,472,737
Net assets at beginning of year	16,100,072	23,326,243	1,600,972	4,688,811	28,387,026
Net assets at end of year	$13,766,457	$20,895,312	$1,408,815	$4,286,538	$39,993,166

Accumulation unit activity
Units outstanding at beginning of year	13,191,305	19,023,221	1,574,127	4,651,380	28,477,938
Contract purchase payments	635,057	894,353	3,553	154,327	2,779,377
Net transfers(1)	(1,086,193)	(1,208,941)	(157,676)	(472,211)	5,234,292
Transfers for policy loans	(176,959)	(51,221)	(27,664)	(169,310)	(387,683)
Policy charges	(488,659)	(831,564)	(46,580)	(148,297)	(551,692)
Contract terminations:
Surrender benefits	(1,487,978)	(1,832,096)	(56,736)	(184,263)	(1,374,751)
Death benefits	—	—	—	—	—
Units outstanding at end of year	10,586,573	15,993,752	1,289,024	3,831,626	34,177,481

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	55

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
Operations
Investment income (loss) — net	$(149,855)	$(2,071,949)	$(4,074,117)	$(2,804,053)	$(6,899,950)
Net realized gain (loss) on sales of investments	618,988	17,089,698	60,319,445	23,909,325	135,109,938
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	2,900,853	26,604,567	17,037,333	57,034,272	25,227,389
Net increase (decrease) in net assets resulting from operations	3,369,986	41,622,316	73,282,661	78,139,544	153,437,377

Contract transactions
Contract purchase payments	1,569,388	23,242,209	27,267,566	48,737,096	52,993,329
Net transfers(1)	1,830,203	(950,630)	(19,395,203)	12,716,636	(24,196,785)
Transfers for policy loans	(628,753)	(2,088,457)	(5,570,150)	(3,903,100)	(6,460,848)
Policy charges	(746,106)	(12,082,309)	(21,154,254)	(14,677,909)	(23,802,721)
Contract terminations:
Surrender benefits	(1,168,777)	(19,445,839)	(42,133,465)	(26,163,305)	(73,183,010)
Death benefits	—	(195,768)	(829,654)	(111,289)	(202,751)
Increase (decrease) from contract transactions	855,955	(11,520,794)	(61,815,160)	16,598,129	(74,852,786)
Net assets at beginning of year	24,562,832	336,096,831	618,470,122	496,511,627	1,027,370,811
Net assets at end of year	$28,788,773	$366,198,353	$629,937,623	$591,249,300	$1,105,955,402

Accumulation unit activity
Units outstanding at beginning of year	24,415,419	241,303,154	438,779,925	342,835,456	691,921,957
Contract purchase payments	1,443,647	16,087,524	18,327,980	32,269,802	33,643,445
Net transfers(1)	1,612,036	369,325	(10,129,434)	10,570,557	(6,217,417)
Transfers for policy loans	(595,282)	(1,401,364)	(3,920,262)	(2,466,486)	(3,984,962)
Policy charges	(691,734)	(8,215,486)	(14,150,118)	(9,581,840)	(15,023,920)
Contract terminations:
Surrender benefits	(1,095,604)	(13,002,689)	(28,275,902)	(16,598,250)	(46,209,517)
Death benefits	—	(131,212)	(534,870)	(64,672)	(122,214)
Units outstanding at end of year	25,088,482	235,009,252	400,097,319	356,964,567	654,007,372

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
Operations
Investment income (loss) — net	$(325,293)	$(507,141)	$(79,993)	$565,770	$(568,557)
Net realized gain (loss) on sales of investments	2,984,572	6,023,226	2,149,895	882,090	(2,924,722)
Distributions from capital gains	—	—	—	638,936	16,271,070
Net change in unrealized appreciation or depreciation of investments	2,194,829	1,631,671	(1,120,311)	22,159,427	4,984,371
Net increase (decrease) in net assets resulting from operations	4,854,108	7,147,756	949,591	24,246,223	17,762,162

Contract transactions
Contract purchase payments	2,836,983	3,760,143	639,296	3,720,049	4,067,173
Net transfers(1)	(9,878,576)	(8,156,894)	(313,917)	232,103	(2,772,961)
Transfers for policy loans	(216,841)	(764,680)	(182,121)	(586,958)	(847,898)
Policy charges	(2,433,385)	(3,407,299)	(388,903)	(2,245,926)	(2,594,808)
Contract terminations:
Surrender benefits	(3,185,505)	(4,128,227)	(829,633)	(4,498,446)	(5,691,615)
Death benefits	(133,999)	(158,682)	(2,104)	(82,880)	(63,150)
Increase (decrease) from contract transactions	(13,011,323)	(12,855,639)	(1,077,382)	(3,462,058)	(7,903,259)
Net assets at beginning of year	61,117,342	85,866,342	15,547,616	76,959,017	97,612,950
Net assets at end of year	$52,960,127	$80,158,459	$15,419,825	$97,743,182	$107,471,853

Accumulation unit activity
Units outstanding at beginning of year	46,630,922	65,124,475	5,872,668	37,287,718	31,191,168
Contract purchase payments	2,100,437	2,741,040	248,514	1,614,250	1,283,784
Net transfers(1)	(7,418,729)	(5,592,432)	289,917	1,656,194	1,241,540
Transfers for policy loans	(156,165)	(557,446)	(73,561)	(265,811)	(255,395)
Policy charges	(1,773,888)	(2,475,033)	(154,774)	(960,130)	(817,997)
Contract terminations:
Surrender benefits	(2,309,977)	(2,958,135)	(316,649)	(1,933,400)	(1,679,009)
Death benefits	(100,735)	(114,661)	(731)	(30,729)	(17,204)
Units outstanding at end of year	36,971,865	56,167,808	5,865,384	37,368,092	30,946,887

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	57

Statements of Changes in Net Assets

Year ended December 31, 2017 (continued)	WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
Operations
Investment income (loss) — net	$477,140	$17,783	$(85,402)
Net realized gain (loss) on sales of investments	122,878	1,168,710	422,488
Distributions from capital gains	—	1,228,558	474,913
Net change in unrealized appreciation or depreciation of investments	3,967,920	307,536	2,664,046
Net increase (decrease) in net assets resulting from operations	4,567,938	2,722,587	3,476,045

Contract transactions
Contract purchase payments	909,886	649,774	791,272
Net transfers(1)	2,433,800	(778,034)	304,009
Transfers for policy loans	(63,243)	(242,801)	(42,840)
Policy charges	(664,391)	(377,774)	(397,696)
Contract terminations:
Surrender benefits	(993,182)	(764,919)	(616,252)
Death benefits	(2,635)	—	(6,694)
Increase (decrease) from contract transactions	1,620,235	(1,513,754)	31,799
Net assets at beginning of year	18,945,237	14,274,323	13,708,752
Net assets at end of year	$25,133,410	$15,483,156	$17,216,596

Accumulation unit activity
Units outstanding at beginning of year	11,216,377	5,353,938	5,264,059
Contract purchase payments	484,237	241,909	321,187
Net transfers(1)	1,365,566	(160,450)	363,490
Transfers for policy loans	(32,942)	(77,500)	(20,071)
Policy charges	(351,121)	(133,844)	(149,377)
Contract terminations:
Surrender benefits	(523,718)	(254,612)	(197,550)
Death benefits	(1,369)	—	(1,952)
Units outstanding at end of year	12,157,030	4,969,441	5,579,786

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Notes to Financial Statements

1.  ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for RiverSource® Variable Second-To-Die Life Insurance (V2D) policies issued by RiverSource Life.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund offered through V2D policies and the corresponding division name are provided below. There are various other divisions offered in the Account that are not available under V2D policies. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2018, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period. These financial statements are of the Divisions of the Account offered through V2D.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Gro & Inc, Cl B	AB VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I
AC VP Val, Cl I	American Century VP Value, Class I
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3) (previously Columbia Variable Portfolio – Global Bond Fund (Class 3))
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Mid Cap Growth Fund (Class 3)
Col VP Mid Cap Val, Cl 3	Columbia Variable Portfolio – Mid Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3))
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large-Cap Value Fund (Class 3) (effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3))
Col VP Select Sm Cap Val, Cl 3

Columbia Variable Portfolio – Select Smaller-Cap Value Fund (Class 3)
(effective on or about May 1, 2019, this Fund will be renamed to Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3))

Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return	Credit Suisse Trust – Commodity Return Strategy Portfolio
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP MFS Blend Res Core Eq, Cl 3	CTIVP® – MFS® Blended Research® Core Equity Fund (Class 3)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B (previously Deutsche Alternative Asset Allocation VIP, Class B)
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	59

Division	Fund
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI Intl Gro, Ser II	Invesco V.I. International Growth Fund, Series II Shares
Invesco VI Mid Cap Gro, Ser I	Invesco V.I. Mid Cap Growth Fund, Series I Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy, Class II
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Global Technology Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
MS VIF Mid Cap Gro, Cl II	Morgan Stanley VIF Mid Cap Growth Portfolio, Class II Shares (effective on or about April 30, 2019, this Fund will be renamed to Morgan Stanley VIF Discovery Portfolio, Class II Shares)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)
Oppen Global VA, Serv	Oppenheimer Global Fund/VA, Service Shares(1)
Oppen Global Strategic Inc VA, Srv	Oppenheimer Global Strategic Income Fund/VA, Service Shares(2)
Oppen Main St Sm Cap VA, Serv	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares(3)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave Val	Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
Wanger Intl	Wanger International
Wanger USA	Wanger USA
WF VT Intl Eq, Cl 2	Wells Fargo VT International Equity Fund – Class 2

60	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Division	Fund
WF VT Opp, Cl 2	Wells Fargo VT Opportunity Fund – Class 2
WF VT Sm Cap Gro, Cl 2	Wells Fargo VT Small Cap Growth Fund – Class 2

(1)	Oppenheimer Global Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Fund, Series II Shares on or about May 24, 2019.
(2)	Oppenheimer Global Strategic Income Fund/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Global Strategic Income Fund, Series II Shares on or about May 24, 2019.
(3)	Oppenheimer Main Street Small Cap Fund®/VA, Service Shares is scheduled to merge into Invesco Oppenheimer V.I. Main Street Small Cap Fund, Series II Shares on or about May 24, 2019.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the policy.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2018.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Recent Accounting Pronouncement

Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. ASU No. 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	61

Level 2 of the fair value hierarchy and the policy for the timing of transfers between levels. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement disclosures, if any.

3.  VARIABLE ACCOUNT EXPENSES

For V2D policies, RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to 0.90% of the average daily net assets of each subaccount. The financial statements include other subaccounts that are not offered through V2D policies.

4.  POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

This product may also charge a death benefit guarantee charge.

Additional information can be found in the product prospectus.

5.  SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Additional information regarding how the surrender charge is determined can be found in the product’s prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

6.  RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates. Additional details about these asset based charges can be found in the respective Fund’s annual report or prospectus.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7.  INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2018 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$477,602
AB VPS Gro & Inc, Cl B	5,556,585
AB VPS Intl Val, Cl B	3,565,691
AB VPS Lg Cap Gro, Cl B	10,869,573
ALPS Alerian Engy Infr, Class III	2,058,986
AC VP Intl, Cl I	2,122,952
AC VP Val, Cl I	2,368,699
BlackRock Global Alloc, Cl III	3,848,679
Calvert VP SRI Bal, Cl I	1,943,469
Col VP Bal, Cl 3	8,350,009

Division	Purchases
Col VP Disciplined Core, Cl 3	$1,802,264
Col VP Divd Opp, Cl 3	4,305,218
Col VP Emer Mkts, Cl 3	5,573,341
Col VP Global Strategic Inc, Cl 3	1,971,733
Col VP Govt Money Mkt, Cl 3	10,913,429
Col VP Hi Yield Bond, Cl 3	4,915,765
Col VP Inc Opp, Cl 3	2,431,296
Col VP Inter Bond, Cl 3	7,215,532
Col VP Lg Cap Gro, Cl 3	3,069,108
Col VP Lg Cap Index, Cl 3	11,630,564

62	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Division	Purchases
Col VP Limited Duration Cr, Cl 2	$2,816,979
Col VP Mid Cap Gro, Cl 3	1,542,042
Col VP Mid Cap Val, Cl 3	1,502,642
Col VP Overseas Core, Cl 3	3,210,803
Col VP Select Lg Cap Val, Cl 3	5,564,857
Col VP Select Sm Cap Val, Cl 3	1,235,969
Col VP US Govt Mtge, Cl 3	2,306,632
CS Commodity Return	1,264,522
CTIVP BR Gl Infl Prot Sec, Cl 3	2,052,299
CTIVP MFS Blend Res Core Eq, Cl 3	1,032,793
CTIVP Vty Sycamore Estb Val, Cl 3	4,233,412
DWS Alt Asset Alloc VIP, Cl B	463,388
EV VT Floating-Rate Inc, Init Cl	6,569,306
Fid VIP Contrafund, Serv Cl 2	18,037,001
Fid VIP Gro & Inc, Serv Cl	3,898,868
Fid VIP Mid Cap, Serv Cl	11,005,263
Fid VIP Overseas, Serv Cl	1,487,057
Frank Global Real Est, Cl 2	2,883,664
Frank Inc, Cl 2	1,731,054
Frank Mutual Shares, Cl 2	2,238,612
Frank Sm Cap Val, Cl 2	8,257,208
GS VIT Mid Cap Val, Inst	12,728,482
GS VIT Multi-Strategy Alt, Advisor	512,838
GS VIT Sm Cap Eq Insights, Inst	1,802,931
GS VIT U.S. Eq Insights, Inst	10,981,241
Invesco VI Am Fran, Ser I	2,379,746
Invesco VI Bal Risk Alloc, Ser II	2,104,148
Invesco VI Comstock, Ser II	2,304,482
Invesco VI Core Eq, Ser I	8,108,535
Invesco VI Div Divd, Ser I	2,941,365
Invesco VI Intl Gro, Ser II	2,119,641
Invesco VI Mid Cap Gro, Ser I	2,196,716
Invesco VI Tech, Ser I	2,623,346
Ivy VIP Asset Strategy	678,572
Janus Henderson VIT Enter, Serv	3,550,805
Janus Henderson VIT Gbl Tech, Serv	4,726,639
Janus Henderson VIT Overseas, Serv	2,892,089
Janus Henderson VIT Res, Serv	2,384,508
Lazard Ret Global Dyn MA, Serv	1,590,572

Division	Purchases
MFS Mass Inv Gro Stock, Serv Cl	$3,376,606
MFS New Dis, Serv Cl	4,707,143
MFS Utilities, Serv Cl	2,069,286
MS VIF Global Real Est, Cl II	1,200,458
MS VIF Mid Cap Gro, Cl II	7,126,002
NB AMT US Eq Index PW Strat, Cl S	201,432
Oppen Global VA, Serv	6,663,991
Oppen Global Strategic Inc VA, Srv	6,013,450
Oppen Main St Sm Cap VA, Serv	6,914,050
PIMCO VIT All Asset, Advisor Cl	2,038,457
PIMCO VIT Tot Return, Advisor Cl	2,104,243
Put VT Global Hlth Care, Cl IB	5,393,461
Put VT Hi Yield, Cl IB	799,663
Put VT Intl Eq, Cl IB	1,464,141
Put VT Sus Leaders, Cl IA	14,397,566
Royce Micro-Cap, Invest Cl	2,102,080
Temp Global Bond, Cl 2	1,320,043
Third Ave Val	1,070,408
VanEck VIP Global Gold, Cl S	1,195,691
VP Aggr, Cl 2	36,330,564
VP Aggr, Cl 4	45,936,182
VP Conserv, Cl 2	4,733,230
VP Conserv, Cl 4	6,827,677
VP Man Vol Conserv, Cl 2	640,224
VP Man Vol Conserv Gro, Cl 2	1,921,175
VP Man Vol Gro, Cl 2	11,992,529
VP Man Vol Mod Gro, Cl 2	11,581,906
VP Mod, Cl 2	27,852,308
VP Mod, Cl 4	58,759,907
VP Mod Aggr, Cl 2	53,996,007
VP Mod Aggr, Cl 4	120,647,378
VP Mod Conserv, Cl 2	5,803,446
VP Mod Conserv, Cl 4	10,575,622
VP Ptnrs Sm Cap Val, Cl 3	1,036,322
Wanger Intl	17,585,999
Wanger USA	28,470,249
WF VT Intl Eq, Cl 2	11,121,100
WF VT Opp, Cl 2	2,397,259
WF VT Sm Cap Gro, Cl 2	8,091,722

8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS

The following is a summary of accumulation unit values at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$1.16	$—	$—	$2.40	$0.85
0.20%	1.08	—	—	—	0.68
0.30%	1.07	1.82	1.17	2.37	0.68
0.45%	1.07	3.12	1.61	4.08	0.67
0.65%	—	—	—	—	—
0.90%	1.05	2.36	1.45	2.34	0.66

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$1.30	$—	$1.60
0.20%	—	—	1.06	—	—
0.30%	—	—	1.06	1.47	1.54
0.45%	2.09	2.79	1.05	2.37	2.59
0.65%	—	—	—	—	2.14
0.90%	1.13	2.96	1.03	1.71	1.81

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	63

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	1.01
0.30%	1.96	1.63	1.10	0.85	1.00
0.45%	3.73	2.82	2.25	1.12	0.97
0.65%	2.47	—	—	—	1.07
0.90%	1.61	2.70	2.57	1.64	1.09

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$1.97
0.20%	—	—	—	—	—
0.30%	1.25	1.23	1.10	1.99	1.91
0.45%	2.43	2.18	1.52	3.80	3.43
0.65%	—	—	1.58	—	—
0.90%	2.52	1.93	1.89	1.14	1.93

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$1.08	$—	$—	$—	$—
0.20%	0.99	—	—	—	—
0.30%	0.98	1.76	1.65	1.20	1.86
0.45%	0.98	3.52	3.18	1.89	3.48
0.65%	—	—	—	—	—
0.90%	0.96	2.37	2.02	1.06	2.15

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.74	1.11	0.54	1.11	1.70
0.45%	3.40	1.21	0.68	1.40	2.92
0.65%	—	1.26	—	—	—
0.90%	2.57	1.44	0.45	1.42	1.48

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$1.02	$—	$1.83	$—
0.20%	—	0.93	—	—	—
0.30%	1.90	0.92	1.15	1.77	—
0.45%	3.60	0.92	1.82	3.34	3.26
0.65%	—	—	—	—	—
0.90%	2.39	0.90	1.31	1.80	2.06

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$1.22	$1.54
0.20%	—	—	—	1.06	—
0.30%	—	—	1.26	1.06	1.48
0.45%	3.07	2.03	2.35	1.05	2.40
0.65%	—	—	—	—	—
0.90%	4.25	1.31	2.57	1.03	2.04

64	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1.79	$—	$0.91	$—	$—
0.20%	—	—	0.90	—	—
0.30%	1.64	1.55	0.89	—	2.03
0.45%	3.23	2.92	0.89	3.65	3.50
0.65%	—	—	—	—	—
0.90%	4.08	4.28	0.87	2.88	1.97

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$1.16	$—	$—	$—
0.20%	—	1.09	—	—	—
0.30%	—	1.08	1.67	—	1.72
0.45%	1.89	1.08	3.11	2.46	1.84
0.65%	—	—	—	—	—
0.90%	1.84	1.06	1.54	2.95	1.78

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
0.00%	$—	$—	$—	$1.03	$—
0.20%	—	—	—	0.96	—
0.30%	1.21	1.74	2.00	0.95	—
0.45%	2.01	1.66	4.02	0.94	4.63
0.65%	—	—	—	—	—
0.90%	1.09	1.62	2.44	0.93	1.77

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$1.95	$1.27	$—
0.20%	—	—	—	1.14	—
0.30%	2.61	1.01	1.91	1.14	1.33
0.45%	5.51	1.64	3.34	1.13	1.32
0.65%	—	—	—	—	—
0.90%	1.50	1.24	1.88	1.11	1.30

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$1.55	$—	$1.92	$0.93
0.20%	—	—	—	—	0.92
0.30%	1.71	1.47	1.24	1.87	0.92
0.45%	4.32	2.67	2.70	3.94	0.91
0.65%	—	—	—	—	—
0.90%	2.28	4.40	1.06	2.02	0.89

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$1.75	$1.09	$1.85	$1.15	$1.11
0.20%	—	—	—	—	1.08
0.30%	1.63	1.07	1.79	1.11	1.08
0.45%	2.97	1.60	3.68	1.77	1.07
0.65%	—	—	—	—	—
0.90%	2.02	1.48	2.25	1.42	1.05

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	65

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.95	—	1.23	—	—
0.45%	2.98	2.28	1.81	3.80	2.34
0.65%	—	—	—	—	—
0.90%	2.80	2.38	1.52	3.27	3.39

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$1.06	$—	$0.86	$1.51	$—
0.20%	1.01	—	0.80	—	—
0.30%	1.00	—	0.80	1.45	1.45
0.45%	0.99	1.99	0.79	1.74	1.74
0.65%	—	—	—	—	—
0.90%	0.97	2.53	0.78	1.67	1.68

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$1.18	$—	$1.09	$1.09	$1.10
0.20%	—	—	1.08	1.08	1.09
0.30%	1.14	1.14	1.07	1.08	1.08
0.45%	1.30	1.30	1.06	1.07	1.07
0.65%	—	—	—	—	—
0.90%	1.25	1.25	1.04	1.05	1.05

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$1.10	$1.34	$—	$1.42	$—
0.20%	1.09	—	—	—	—
0.30%	1.09	1.29	1.29	1.37	1.37
0.45%	1.08	1.53	1.53	1.64	1.64
0.65%	—	—	—	—	—
0.90%	1.06	1.47	1.47	1.58	1.58

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$1.25	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1.22	1.22	1.47	1.27	1.91
0.45%	1.41	1.41	2.80	2.54	3.89
0.65%	—	—	—	—	—
0.90%	1.35	1.36	2.56	2.15	4.08

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$1.87	$1.95
0.20%			—	—	—
0.30%			1.27	1.78	1.92
0.45%			1.75	3.56	4.21
0.65%			—	—	—
0.90%			1.68	2.88	3.48

66	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

The following is a summary of units outstanding at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	434,515	—	—	1,706,905	1,471,541
0.20%	—	—	—	—	—
0.30%	33,368	2,757,091	7,242,283	1,550,316	1,403,098
0.45%	110,603	5,210,310	14,884,384	2,862,113	3,817,009
0.65%	—	—	—	—	—
0.90%	41,767	902,607	2,304,394	2,463,804	2,389,025
Total	620,253	8,870,008	24,431,061	8,583,138	9,080,673

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	—	—	1,774,526	—	4,147,597
0.20%	—	—	—	—	—
0.30%	—	—	1,903,191	562,170	4,361,960
0.45%	4,103,568	12,461,418	4,367,990	1,926,762	19,039,476
0.65%	—	—	—	—	2,964,246
0.90%	2,528,970	4,658,034	2,295,855	1,119,279	55,804,202
Total	6,632,538	17,119,452	10,341,562	3,608,211	86,317,481

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	3,331,174	15,477,741	8,215,889	3,499,053	4,993,269
0.45%	25,861,719	42,093,966	10,932,201	10,117,942	24,964,274
0.65%	980,656	—	—	—	402,380
0.90%	100,544,661	11,846,689	3,269,772	2,070,510	8,075,779
Total	130,718,210	69,418,396	22,417,862	15,687,505	38,435,702

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	—	—	—	—	4,152,501
0.20%	—	—	—	—	—
0.30%	5,822,460	2,556,210	10,566,293	4,482,159	6,713,598
0.45%	12,829,315	4,436,735	32,820,866	9,038,427	14,863,244
0.65%	—	—	530,599	—	—
0.90%	3,881,575	2,639,085	12,493,859	7,551,836	10,723,314
Total	22,533,350	9,632,030	56,411,617	21,072,422	36,452,657

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	531,504	—	—	—	—
0.20%	—	—	—	—	—
0.30%	828,223	1,073,560	1,557,860	2,189,956	1,501,755
0.45%	1,721,512	2,893,284	2,227,431	9,493,829	2,218,519
0.65%	—	—	—	—	—
0.90%	1,666,874	1,162,000	1,327,493	32,385,428	2,101,047
Total	4,748,113	5,128,844	5,112,784	44,069,213	5,821,321

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	67

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	865,807	3,304,992	1,762,699	1,585,306	563,912
0.45%	2,969,144	9,423,023	4,200,638	4,432,060	1,049,280
0.65%	—	350,887	—	—	—
0.90%	1,129,619	3,283,797	2,810,771	1,868,760	802,827
Total	4,964,570	16,362,699	8,774,108	7,886,126	2,416,019

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	—	351,815	—	3,998,226	—
0.20%	—	—	—	—	—
0.30%	1,735,013	152,339	3,381,899	7,875,652	—
0.45%	3,050,846	621,060	8,020,288	13,365,683	10,219,934
0.65%	—	—	—	—	—
0.90%	2,093,175	332,385	5,289,642	10,992,273	5,356,930
Total	6,879,034	1,457,599	16,691,829	36,231,834	15,576,864

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	—	—	—	687,385	496,902
0.20%	—	—	—	—	—
0.30%	—	—	5,137,141	776,067	2,341,605
0.45%	20,269,941	5,835,679	11,575,686	1,816,564	4,451,173
0.65%	—	—	—	—	—
0.90%	5,461,339	3,128,338	2,572,373	1,291,704	979,245
Total	25,731,280	8,964,017	19,285,200	4,571,720	8,268,925

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	861,393	—	302,041	—	—
0.20%	—	—	—	—	—
0.30%	3,220,527	6,085,880	248,930	—	2,583,889
0.45%	6,507,365	16,751,905	345,307	1,124,383	8,569,470
0.65%	—	—	—	—	—
0.90%	1,288,961	3,215,588	353,288	540,749	4,870,189
Total	11,878,246	26,053,373	1,249,566	1,665,132	16,023,548

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	—	484,728	—	—	—
0.20%	—	—	—	—	—
0.30%	—	965,128	791,626	—	1,865,884
0.45%	4,316,579	2,741,136	1,462,344	15,826,259	5,783,702
0.65%	—	—	—	—	—
0.90%	1,299,869	1,114,960	1,066,796	16,912,349	1,997,534
Total	5,616,448	5,305,952	3,320,766	32,738,608	9,647,120

68	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
0.00%	—	—	—	693,799	—
0.20%	—	—	—	—	—
0.30%	2,173,178	638,858	963,632	110,425	—
0.45%	6,558,438	4,152,834	1,388,031	677,134	2,886,352
0.65%	—	—	—	—	—
0.90%	3,891,994	1,099,970	737,308	384,013	1,949,927
Total	12,623,610	5,891,662	3,088,971	1,865,371	4,836,279

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	—	—	371,664	277,370	—
0.20%	—	—	—	—	—
0.30%	1,349,090	4,292,729	928,362	124,136	2,993,608
0.45%	2,804,101	12,832,977	1,660,648	1,138,828	16,767,652
0.65%	—	—	—	—	—
0.90%	3,596,408	4,326,616	1,207,732	875,543	4,482,711
Total	7,749,599	21,452,322	4,168,406	2,415,877	24,243,971

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	—	821,519	—	1,072,491	64,812
0.20%	—	—	—	—	—
0.30%	1,205,890	2,455,833	1,388,068	887,156	168,752
0.45%	3,460,125	4,383,709	1,714,013	1,395,766	204,890
0.65%	—	—	—	—	—
0.90%	1,670,186	895,430	1,660,064	987,601	87,545
Total	6,336,201	8,556,491	4,762,145	4,343,014	525,999

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	1,044,911	305,954	1,364,898	291,426	448,949
0.20%	—	—	—	—	—
0.30%	2,104,712	6,680,582	2,356,556	2,006,252	260,780
0.45%	3,564,855	13,737,120	2,752,923	4,667,331	2,305,676
0.65%	—	—	—	—	—
0.90%	2,237,269	5,058,047	1,618,558	2,365,313	983,982
Total	8,951,747	25,781,703	8,092,935	9,330,322	3,999,387

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	—	—	—	—	—
0.20%	—	—	—	—	—
0.30%	1,513,091	—	739,003	—	—
0.45%	3,293,755	2,204,526	1,626,795	12,741,984	8,492,680
0.65%	—	—	—	—	—
0.90%	1,694,321	655,695	601,445	15,639,952	1,961,574
Total	6,501,167	2,860,221	2,967,243	28,381,936	10,454,254

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	69

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	483,458	—	281,745	45,553,464	—
0.20%	—	—	—	—	—
0.30%	368,753	—	579,440	17,917,485	59,410,394
0.45%	2,012,629	8,373,233	2,061,464	46,234,020	99,685,402
0.65%	—	—	—	—	—
0.90%	1,026,919	2,541,581	646,255	37,380,937	32,359,062
Total	3,891,759	10,914,814	3,568,904	147,085,906	191,454,858

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	989,435	—	202,129	371,337	10,437,215
0.20%	—	—	—	—	—
0.30%	905,102	3,055,003	132,156	638,355	7,235,309
0.45%	5,386,117	8,407,049	673,431	2,464,102	13,546,970
0.65%	—	—	—	—	—
0.90%	3,949,243	2,575,240	584,821	982,051	7,942,434
Total	11,229,897	14,037,292	1,592,537	4,455,845	39,161,928

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	6,416,801	35,959,250	—	114,160,644	—
0.20%	—	—	—	—	—
0.30%	2,962,770	21,375,731	73,451,706	36,450,402	169,686,119
0.45%	12,447,966	92,024,410	202,553,544	105,163,324	323,257,630
0.65%	—	—	—	—	—
0.90%	7,372,722	81,915,503	94,015,923	110,922,794	116,587,682
Total	29,200,259	231,274,894	370,021,173	366,697,164	609,531,431

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	2,362,046	—	—	—	—
0.20%	—	—	—	—	—
0.30%	2,549,522	11,731,506	2,212,906	9,726,653	7,417,000
0.45%	15,419,842	26,297,028	2,939,452	19,622,182	17,599,991
0.65%	—	—	—	—	—
0.90%	11,296,225	12,496,922	307,576	6,313,686	3,607,791
Total	31,627,635	50,525,456	5,459,934	35,662,521	28,624,782

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			—	242,926	1,690,245
0.20%			—	—	—
0.30%			881,760	1,331,897	1,572,670
0.45%			7,824,660	2,210,264	2,394,244
0.65%			—	—	—
0.90%			3,149,669	768,962	1,093,119
Total			11,856,089	4,554,049	6,750,278

70	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

The following is a summary of net assets at December 31, 2018:

Subaccount	AB VPS Dyn Asset Alloc, Cl B	AB VPS Gro & Inc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl B	ALPS Alerian Engy Infr, Class III
0.00%	$505,768	$—	$—	$4,100,481	$1,248,775
0.20%	80	—	—	—	99
0.30%	35,842	5,027,833	8,503,967	3,674,360	952,909
0.45%	117,994	16,255,145	23,898,572	11,678,530	2,574,730
0.65%	—	—	—	—	—
0.90%	43,655	2,134,457	3,349,689	5,763,178	1,578,890
Total	$703,339	$23,417,435	$35,752,228	$25,216,549	$6,355,403

Subaccount	AC VP Intl, Cl I	AC VP Val, Cl I	BlackRock Global Alloc, Cl III	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 3
0.00%	$—	$—	$2,311,414	$—	$6,651,102
0.20%	—	—	79	—	—
0.30%	—	—	2,012,425	823,671	6,717,724
0.45%	8,588,592	34,779,498	4,587,557	4,574,721	49,289,942
0.65%	—	—	—	—	6,340,592
0.90%	2,870,180	13,800,871	2,362,370	1,912,608	100,991,854
Total	$11,458,772	$48,580,369	$11,273,845	$7,311,000	$169,991,214

Subaccount	Col VP Disciplined Core, Cl 3	Col VP Divd Opp, Cl 3	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 3	Col VP Govt Money Mkt, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	2,028
0.30%	6,521,222	25,270,118	9,055,430	2,980,051	4,986,794
0.45%	96,459,693	118,618,811	24,549,831	11,339,745	24,313,695
0.65%	2,426,511	—	—	—	430,862
0.90%	161,721,742	31,952,928	8,418,682	3,390,366	8,813,892
Total	$267,129,168	$175,841,857	$42,023,943	$17,710,162	$38,547,271

Subaccount	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 3	Col VP Lg Cap Index, Cl 3
0.00%	$—	$—	$—	$—	$8,195,892
0.20%	—	—	—	—	—
0.30%	7,260,848	3,138,232	11,625,920	8,913,108	12,815,895
0.45%	31,214,886	9,681,048	49,750,583	34,334,095	50,931,572
0.65%	—	—	837,657	—	—
0.90%	9,776,280	5,087,878	23,666,130	8,626,059	20,685,879
Total	$48,252,014	$17,907,158	$85,880,290	$51,873,262	$92,629,238

Subaccount	Col VP Limited Duration Cr, Cl 2	Col VP Mid Cap Gro, Cl 3	Col VP Mid Cap Val, Cl 3	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 3
0.00%	$572,904	$—	$—	$—	$—
0.20%	77	—	—	—	—
0.30%	813,347	1,887,311	2,576,822	2,638,420	2,792,212
0.45%	1,679,320	10,179,553	7,084,303	17,908,506	7,714,818
0.65%	—	—	—	—	—
0.90%	1,592,807	2,753,587	2,688,347	34,452,636	4,507,963
Total	$4,658,455	$14,820,451	$12,349,472	$54,999,562	$15,014,993

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	71

Subaccount	Col VP Select Sm Cap Val, Cl 3	Col VP US Govt Mtge, Cl 3	CS Commodity Return	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP MFS Blend Res Core Eq, Cl 3
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	1,504,085	3,678,597	944,123	1,765,906	959,595
0.45%	10,087,524	11,368,071	2,855,827	6,202,995	3,068,704
0.65%	—	441,076	—	—	—
0.90%	2,902,177	4,724,742	1,265,396	2,658,008	1,184,699
Total	$14,493,786	$20,212,486	$5,065,346	$10,626,909	$5,212,998

Subaccount	CTIVP Vty Sycamore Estb Val, Cl 3	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl
0.00%	$—	$357,845	$—	$7,333,159	$—
0.20%	—	69	—	—	—
0.30%	3,297,024	140,807	3,890,516	13,947,192	—
0.45%	10,987,808	570,155	14,636,777	44,703,710	33,288,750
0.65%	—	—	—	—	—
0.90%	4,992,495	298,972	6,915,073	19,819,665	11,028,478
Total	$19,277,327	$1,367,848	$25,442,366	$85,803,726	$44,317,228

Subaccount	Fid VIP Mid Cap, Serv Cl	Fid VIP Overseas, Serv Cl	Frank Global Real Est, Cl 2	Frank Inc, Cl 2	Frank Mutual Shares, Cl 2
0.00%	$—	$—	$—	$840,672	$764,742
0.20%	—	—	—	79	—
0.30%	—	—	6,493,890	820,257	3,469,004
0.45%	62,159,140	11,819,458	27,149,479	1,906,985	10,680,363
0.65%	—	—	—	—	—
0.90%	23,219,074	4,099,259	6,605,855	1,328,285	1,993,640
Total	$85,378,214	$15,918,717	$40,249,224	$4,896,278	$16,907,749

Subaccount	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst
0.00%	$1,542,759	$—	$273,473	$—	$—
0.20%	—	—	68	—	—
0.30%	5,293,603	9,461,564	222,336	—	5,256,862
0.45%	21,030,785	48,859,628	306,326	4,100,527	30,027,375
0.65%	—	—	—	—	—
0.90%	5,252,598	13,771,911	307,071	1,559,581	9,613,107
Total	$33,119,745	$72,093,103	$1,109,274	$5,660,108	$44,897,344

Subaccount	Invesco VI Am Fran, Ser I	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Div Divd, Ser I
0.00%	$—	$561,548	$—	$—	$—
0.20%	—	81	—	—	—
0.30%	—	1,046,960	1,318,393	—	3,210,180
0.45%	8,179,128	2,953,504	4,550,884	38,974,455	10,646,240
0.65%	—	—	—	—	—
0.90%	2,390,223	1,177,083	1,640,159	49,974,078	3,551,799
Total	$10,569,351	$5,739,176	$7,509,436	$88,948,533	$17,408,219

72	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

Subaccount	Invesco VI Intl Gro, Ser II	Invesco VI Mid Cap Gro, Ser I	Invesco VI Tech, Ser I	Ivy VIP Asset Strategy	Janus Henderson VIT Enter, Serv
0.00%	$—	$—	$—	$715,085	$—
0.20%	—	—	—	71	—
0.30%	2,636,891	1,114,702	1,929,604	104,990	—
0.45%	13,157,821	6,913,763	5,579,441	639,447	13,356,735
0.65%	—	—	—	—	—
0.90%	4,234,722	1,777,084	1,799,709	355,256	3,460,846
Total	$20,029,434	$9,805,549	$9,308,754	$1,814,849	$16,817,581

Subaccount	Janus Henderson VIT Gbl Tech, Serv	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Serv	MFS Mass Inv Gro Stock, Serv Cl
0.00%	$—	$—	$725,658	$352,282	$—
0.20%	—	—	—	85	—
0.30%	3,518,732	4,325,172	1,776,554	141,404	3,970,526
0.45%	15,436,677	21,009,893	5,539,463	1,288,409	22,114,834
0.65%	—	—	—	—	—
0.90%	5,390,053	5,371,483	2,271,666	970,497	5,813,001
Total	$24,345,462	$30,706,548	$10,313,341	$2,752,677	$31,898,361

Subaccount	MFS New Dis, Serv Cl	MFS Utilities, Serv Cl	MS VIF Global Real Est, Cl II	MS VIF Mid Cap Gro, Cl II	NB AMT US Eq Index PW Strat, Cl S
0.00%	$—	$1,275,906	$—	$2,062,439	$60,255
0.20%	—	—	—	—	69
0.30%	2,066,243	3,600,180	1,715,333	1,656,860	154,762
0.45%	14,944,043	11,702,120	4,630,016	5,495,060	186,640
0.65%	—	—	—	—	—
0.90%	3,816,087	3,937,797	1,756,708	1,990,474	78,130
Total	$20,826,373	$20,516,003	$8,102,057	$11,204,833	$479,856

Subaccount	Oppen Global VA, Serv	Oppen Global Strategic Inc VA, Srv	Oppen Main St Sm Cap VA, Serv	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT Tot Return, Advisor Cl
0.00%	$1,823,786	$332,525	$2,529,734	$333,946	$500,223
0.20%	—	—	—	—	2,147
0.30%	3,423,281	7,148,324	4,225,599	2,225,426	281,108
0.45%	10,571,132	22,019,751	10,129,264	8,262,294	2,468,569
0.65%	—	—	—	—	—
0.90%	4,521,783	7,496,420	3,649,430	3,364,190	1,032,199
Total	$20,339,982	$36,997,020	$20,534,027	$14,185,856	$4,284,246

Subaccount	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA	Royce Micro-Cap, Invest Cl
0.00%	$—	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	2,957,334	—	907,069	—	—
0.45%	9,801,041	5,028,257	2,947,712	48,451,727	19,905,613
0.65%	—	—	—	—	—
0.90%	4,745,695	1,558,233	911,622	51,166,246	6,650,201
Total	$17,504,070	$6,586,490	$4,766,403	$99,617,973	$26,555,814

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	73

Subaccount	Temp Global Bond, Cl 2	Third Ave Val	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 2	VP Aggr, Cl 4
0.00%	$513,839	$—	$241,152	$68,749,704	$—
0.20%	75	—	107	—	—
0.30%	369,037	—	461,663	26,048,845	86,396,216
0.45%	2,000,505	16,686,035	1,631,306	80,537,527	173,840,481
0.65%	—	—	—	—	—
0.90%	999,921	6,427,126	501,045	62,579,864	54,231,153
Total	$3,883,377	$23,113,161	$2,835,273	$237,915,940	$314,467,850

Subaccount	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 2
0.00%	$1,165,704	$—	$219,360	$405,377	$11,441,337
0.20%	—	—	21	21	21
0.30%	1,036,053	3,497,132	141,505	687,495	7,824,540
0.45%	6,988,798	10,909,018	716,129	2,635,871	14,551,175
0.65%	—	—	—	—	—
0.90%	4,924,622	3,211,300	609,240	1,029,284	8,357,013
Total	$14,115,177	$17,617,450	$1,686,255	$4,758,048	$42,174,086

Subaccount	VP Man Vol Mod Gro, Cl 2	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 2	VP Mod Aggr, Cl 4
0.00%	$7,061,799	$48,137,888	$—	$162,340,500	$—
0.20%	21	—	—	—	—
0.30%	3,216,623	27,675,643	95,062,926	50,013,194	232,718,347
0.45%	13,423,466	141,008,737	310,765,885	172,468,897	530,766,221
0.65%	—	—	—	—	—
0.90%	7,787,837	120,624,061	138,619,667	174,822,768	183,968,933
Total	$31,489,746	$337,446,329	$544,448,478	$559,645,359	$947,453,501

Subaccount	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Sm Cap Val, Cl 3	Wanger Intl	Wanger USA
0.00%	$2,962,708	$—	$—	$—	$—
0.20%	—	—	—	—	—
0.30%	3,102,465	14,269,243	3,249,156	12,396,957	14,141,505
0.45%	21,728,878	37,133,948	8,218,121	49,779,394	68,480,088
0.65%	—	—	—	—	—
0.90%	15,297,136	16,957,818	785,989	13,563,890	14,725,048
Total	$43,091,187	$68,361,009	$12,253,266	$75,740,241	$97,346,641

Subaccount			WF VT Intl Eq, Cl 2	WF VT Opp, Cl 2	WF VT Sm Cap Gro, Cl 2
0.00%			$—	$453,297	$3,303,385
0.20%			—	—	—
0.30%			1,120,050	2,366,784	3,017,254
0.45%			13,712,380	7,867,870	10,082,809
0.65%			—	—	—
0.90%			5,278,817	2,212,838	3,801,833
Total			$20,111,247	$12,900,789	$20,205,281

74	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

9.  FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2018	620	$1.16	to	$1.05	$703	1.97%	0.00%	to	0.90%	(7.35%)	to	(8.18%)
2017	304	$1.26	to	$1.14	$363	2.28%	0.00%	to	0.90%	14.32%	to	13.30%
2016	189	$1.10	to	$1.00	$195	0.35%	0.00%	to	0.90%	3.37%	to	2.44%
2015	646	$1.06	to	$0.98	$641	0.72%	0.00%	to	0.90%	(1.30%)	to	(2.19%)
2014	482	$1.08	to	$1.00	$486	0.99%	0.00%	to	0.90%	4.21%	to	(0.44	%)(5)
AB VPS Gro & Inc, Cl B
2018	8,870	$1.82	to	$2.36	$23,417	0.74%	0.30%	to	0.90%	(6.13%)	to	(6.69%)
2017	9,091	$1.94	to	$2.53	$25,513	1.24%	0.30%	to	0.90%	18.24%	to	17.54%
2016	10,271	$1.64	to	$2.16	$24,139	0.82%	0.30%	to	0.90%	10.74%	to	10.08%
2015	10,896	$1.48	to	$1.96	$23,189	1.18%	0.30%	to	0.90%	1.12%	to	0.52%
2014	11,965	$1.47	to	$1.95	$24,910	1.12%	0.30%	to	0.90%	8.96%	to	8.31%
AB VPS Intl Val, Cl B
2018	24,431	$1.17	to	$1.45	$35,752	1.09%	0.30%	to	0.90%	(23.21%)	to	(23.67%)
2017	25,595	$1.53	to	$1.90	$48,930	1.99%	0.30%	to	0.90%	24.72%	to	23.98%
2016	26,378	$1.23	to	$1.54	$41,047	1.08%	0.30%	to	0.90%	(1.09%)	to	(1.69%)
2015	28,187	$1.24	to	$1.56	$44,495	2.23%	0.30%	to	0.90%	2.10%	to	1.48%
2014	28,888	$1.21	to	$1.54	$44,936	3.37%	0.30%	to	0.90%	(6.74%)	to	(7.30%)
AB VPS Lg Cap Gro, Cl B
2018	8,583	$2.40	to	$2.34	$25,217	—	0.00%	to	0.90%	2.32%	to	1.40%
2017	7,628	$2.35	to	$2.31	$21,733	—	0.00%	to	0.90%	31.67%	to	30.50%
2016	6,072	$1.78	to	$1.77	$12,543	—	0.00%	to	0.90%	2.35%	to	1.44%
2015	4,799	$1.74	to	$1.74	$9,752	—	0.00%	to	0.90%	10.86%	to	9.86%
2014	2,760	$1.57	to	$1.59	$5,115	—	0.00%	to	0.90%	13.84%	to	12.82%
ALPS Alerian Engy Infr, Class III
2018	9,081	$0.85	to	$0.66	$6,355	1.82%	0.00%	to	0.90%	(18.95%)	to	(19.68%)
2017	9,249	$1.05	to	$0.82	$8,003	1.80%	0.00%	to	0.90%	(0.84%)	to	(1.73%)
2016	9,479	$1.06	to	$0.84	$8,289	2.58%	0.00%	to	0.90%	40.79%	to	39.54%
2015	5,852	$0.75	to	$0.60	$3,627	0.85%	0.00%	to	0.90%	(37.92%)	to	(38.48%)
2014	3,221	$1.21	to	$0.98	$3,232	0.38%	0.00%	to	0.90%	11.91%	to	(5.82	%)(5)
AC VP Intl, Cl I
2018	6,633	$2.09	to	$1.13	$11,459	1.27%	0.45%	to	0.90%	(15.60%)	to	(15.99%)
2017	6,784	$2.48	to	$1.35	$14,003	0.88%	0.45%	to	0.90%	30.62%	to	30.03%
2016	7,583	$1.90	to	$1.04	$11,859	1.08%	0.45%	to	0.90%	(5.92%)	to	(6.34%)
2015	8,430	$2.02	to	$1.11	$13,793	0.37%	0.45%	to	0.90%	0.31%	to	(0.14%)
2014	9,148	$2.01	to	$1.11	$14,662	1.68%	0.45%	to	0.90%	(5.93%)	to	(6.35%)
AC VP Val, Cl I
2018	17,119	$2.79	to	$2.96	$48,580	1.64%	0.45%	to	0.90%	(9.56%)	to	(9.97%)
2017	19,186	$3.09	to	$3.29	$60,280	1.66%	0.45%	to	0.90%	8.26%	to	7.77%
2016	20,776	$2.85	to	$3.05	$60,449	1.75%	0.45%	to	0.90%	19.94%	to	19.40%
2015	22,285	$2.38	to	$2.56	$54,179	2.12%	0.45%	to	0.90%	(4.31%)	to	(4.75%)
2014	24,588	$2.48	to	$2.68	$62,619	1.54%	0.45%	to	0.90%	12.57%	to	12.07%
BlackRock Global Alloc, Cl III
2018	10,342	$1.30	to	$1.03	$11,274	0.86%	0.00%	to	0.90%	(7.58%)	to	(8.41%)
2017	10,065	$1.41	to	$1.12	$11,792	1.43%	0.00%	to	0.90%	13.71%	to	12.69%
2016	7,723	$1.24	to	$1.00	$7,948	1.30%	0.00%	to	0.90%	3.81%	to	2.88%
2015	6,592	$1.19	to	$0.97	$6,575	1.62%	0.00%	to	0.90%	(1.00%)	to	(1.89%)
2014	1,347	$1.21	to	$0.99	$1,435	5.02%	0.00%	to	0.90%	1.93%	to	(2.06	%)(5)
Calvert VP SRI Bal, Cl I
2018	3,608	$1.47	to	$1.71	$7,311	1.75%	0.30%	to	0.90%	(2.96%)	to	(3.55%)
2017	3,368	$1.51	to	$1.77	$7,093	1.99%	0.30%	to	0.90%	11.66%	to	10.99%
2016	4,001	$1.35	to	$1.60	$7,493	1.85%	0.30%	to	0.90%	7.53%	to	6.89%
2015	4,295	$1.26	to	$1.49	$7,490	0.11%	0.30%	to	0.90%	(2.48%)	to	(3.07%)
2014	4,583	$1.29	to	$1.54	$8,143	1.61%	0.30%	to	0.90%	9.33%	to	8.68%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	75

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Bal, Cl 3
2018	86,317	$1.60	to	$1.81	$169,991	—	0.00%	to	0.90%	(5.89%)		to	(6.74%)
2017	92,846	$1.70	to	$1.94	$195,459	—	0.00%	to	0.90%	14.52%		to	13.50%
2016	95,608	$1.49	to	$1.71	$175,745	—	0.00%	to	0.90%	6.41%		to	5.45%
2015	94,602	$1.40	to	$1.62	$163,708	—	0.00%	to	0.90%	1.71%		to	0.79%
2014	99,006	$1.37	to	$1.61	$169,156	—	0.00%	to	0.90%	10.13%		to	9.14%
Col VP Disciplined Core, Cl 3
2018	130,718	$1.96	to	$1.61	$267,129	—	0.30%	to	0.90%	(4.03%)		to	(4.60%)
2017	144,302	$2.04	to	$1.69	$307,465	—	0.30%	to	0.90%	23.85%		to	23.11%
2016	160,720	$1.65	to	$1.37	$274,822	—	0.30%	to	0.90%	7.61%		to	6.97%
2015	178,449	$1.53	to	$1.28	$283,877	—	0.30%	to	0.90%	0.46%		to	(0.15%)
2014	194,264	$1.52	to	$1.28	$306,433	—	0.30%	to	0.90%	14.88%		to	14.19%
Col VP Divd Opp, Cl 3
2018	69,418	$1.63	to	$2.70	$175,842	—	0.30%	to	0.90%	(6.15%)		to	(6.72%)
2017	76,997	$1.74	to	$2.89	$209,234	—	0.30%	to	0.90%	13.94%		to	13.26%
2016	81,382	$1.53	to	$2.55	$203,016	—	0.30%	to	0.90%	13.18%		to	12.50%
2015	88,080	$1.35	to	$2.27	$195,127	—	0.30%	to	0.90%	(3.06%)		to	(3.64%)
2014	97,068	$1.39	to	$2.36	$225,344	—	0.30%	to	0.90%	9.58%		to	8.92%
Col VP Emer Mkts, Cl 3
2018	22,418	$1.10	to	$2.57	$42,024	0.46%	0.30%	to	0.90%	(21.81%)		to	(22.29%)
2017	22,826	$1.41	to	$3.31	$56,003	0.09%	0.30%	to	0.90%	46.62%		to	45.74%
2016	19,191	$0.96	to	$2.27	$36,907	0.10%	0.30%	to	0.90%	4.66%		to	4.03%
2015	20,224	$0.92	to	$2.19	$37,404	0.12%	0.30%	to	0.90%	(9.27%)		to	(9.82%)
2014	21,008	$1.01	to	$2.42	$44,780	0.24%	0.30%	to	0.90%	(2.56%)		to	(3.15%)
Col VP Global Strategic Inc, Cl 3
2018	15,688	$0.85	to	$1.64	$17,710	4.24%	0.30%	to	0.90%	(5.62%)		to	(6.19%)
2017	17,075	$0.90	to	$1.75	$20,798	—	0.30%	to	0.90%	5.46%		to	4.83%
2016	17,191	$0.86	to	$1.67	$21,415	—	0.30%	to	0.90%	(1.52%)		to	(2.11%)
2015	18,895	$0.87	to	$1.70	$24,191	—	0.30%	to	0.90%	(6.45%)		to	(7.02%)
2014	20,660	$0.93	to	$1.83	$29,879	—	0.30%	to	0.90%	0.49%		to	(0.12%)
Col VP Govt Money Mkt, Cl 3
2018	38,436	$1.01	to	$1.09	$38,547	1.36%	0.20%	to	0.90%	1.17%		to	0.47%
2017	42,266	$1.00	to	$1.09	$42,162	0.29%	0.20%	to	0.90%	0.17	%(7)	to	(0.60%)
2016	46,641	$0.99	to	$1.09	$47,393	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.87%)
2015	47,210	$0.99	to	$1.10	$48,320	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
2014	50,424	$0.99	to	$1.11	$52,353	0.01%	0.30%	to	0.90%	(0.29%)		to	(0.89%)
Col VP Hi Yield Bond, Cl 3
2018	22,533	$1.25	to	$2.52	$48,252	5.53%	0.30%	to	0.90%	(4.29%)		to	(4.86%)
2017	25,316	$1.30	to	$2.65	$57,290	5.40%	0.30%	to	0.90%	6.09%		to	5.45%
2016	25,517	$1.23	to	$2.51	$58,044	6.04%	0.30%	to	0.90%	11.39%		to	10.72%
2015	27,650	$1.10	to	$2.27	$56,676	6.04%	0.30%	to	0.90%	(1.43%)		to	(2.03%)
2014	29,828	$1.12	to	$2.31	$64,015	6.27%	0.30%	to	0.90%	3.31%		to	2.68%
Col VP Inc Opp, Cl 3
2018	9,632	$1.23	to	$1.93	$17,907	4.87%	0.30%	to	0.90%	(4.15%)		to	(4.73%)
2017	11,844	$1.28	to	$2.02	$23,430	6.09%	0.30%	to	0.90%	6.07%		to	5.43%
2016	12,080	$1.21	to	$1.92	$23,585	12.07%	0.30%	to	0.90%	10.53%		to	9.86%
2015	8,419	$1.09	to	$1.75	$15,026	8.97%	0.30%	to	0.90%	(1.31%)		to	(1.91%)
2014	9,497	$1.11	to	$1.78	$17,144	—	0.30%	to	0.90%	3.46%		to	2.83%
Col VP Inter Bond, Cl 3
2018	56,412	$1.10	to	$1.89	$85,880	2.22%	0.30%	to	0.90%	(0.04%)		to	(0.64%)
2017	61,383	$1.10	to	$1.91	$94,676	2.67%	0.30%	to	0.90%	3.42%		to	2.80%
2016	60,870	$1.06	to	$1.85	$96,573	1.66%	0.30%	to	0.90%	4.23%		to	3.60%
2015	63,913	$1.02	to	$1.79	$98,135	1.33%	0.30%	to	0.90%	(0.12%)		to	(0.74%)
2014	68,032	$1.02	to	$1.80	$107,682	2.60%	0.30%	to	0.90%	5.01%		to	4.37%
Col VP Lg Cap Gro, Cl 3
2018	21,072	$1.99	to	$1.14	$51,873	—	0.30%	to	0.90%	(4.38%)		to	(4.96%)
2017	23,195	$2.08	to	$1.20	$58,878	—	0.30%	to	0.90%	27.56%		to	26.80%
2016	30,115	$1.63	to	$0.95	$49,268	—	0.30%	to	0.90%	0.87%		to	0.26%
2015	36,405	$1.62	to	$0.95	$56,943	—	0.30%	to	0.90%	8.68%		to	8.02%
2014	37,147	$1.49	to	$0.88	$49,933	—	0.30%	to	0.90%	13.70%		to	13.01%

76	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Lg Cap Index, Cl 3
2018	36,453	$1.97	to	$1.93	$92,629	—	0.00%	to	0.90%	(4.81%)	to	(5.67%)
2017	35,936	$2.07	to	$2.05	$96,909	—	0.00%	to	0.90%	21.29%	to	20.20%
2016	34,342	$1.71	to	$1.70	$75,415	—	0.00%	to	0.90%	11.51%	to	10.50%
2015	33,130	$1.53	to	$1.54	$65,863	—	0.00%	to	0.90%	0.86%	to	(0.04%)
2014	32,685	$1.52	to	$1.54	$64,219	—	0.00%	to	0.90%	13.21%	to	12.19%
Col VP Limited Duration Cr, Cl 2
2018	4,748	$1.08	to	$0.96	$4,658	1.58%	0.00%	to	0.90%	(0.02%)	to	(0.92%)
2017	3,929	$1.08	to	$0.96	$3,869	2.10%	0.00%	to	0.90%	1.80%	to	0.89%
2016	3,365	$1.06	to	$0.96	$3,262	3.48%	0.00%	to	0.90%	5.28%	to	4.33%
2015	1,986	$1.01	to	$0.92	$1,841	5.40%	0.00%	to	0.90%	(2.49%)	to	(3.37%)
2014	866	$1.03	to	$0.95	$824	0.05%	0.00%	to	0.90%	0.31%	to	(1.92	%)(5)
Col VP Mid Cap Gro, Cl 3
2018	5,129	$1.76	to	$2.37	$14,820	—	0.30%	to	0.90%	(5.14%)	to	(5.71%)
2017	5,459	$1.85	to	$2.51	$16,552	—	0.30%	to	0.90%	22.42%	to	21.69%
2016	5,658	$1.51	to	$2.07	$14,078	—	0.30%	to	0.90%	1.86%	to	1.24%
2015	6,587	$1.49	to	$2.04	$15,978	—	0.30%	to	0.90%	5.18%	to	4.54%
2014	6,279	$1.41	to	$1.95	$14,453	—	0.30%	to	0.90%	6.96%	to	6.32%
Col VP Mid Cap Val, Cl 3
2018	5,113	$1.65	to	$2.02	$12,349	—	0.30%	to	0.90%	(13.67%)	to	(14.18%)
2017	5,846	$1.92	to	$2.36	$15,927	—	0.30%	to	0.90%	13.05%	to	12.37%
2016	6,498	$1.69	to	$2.10	$15,053	—	0.30%	to	0.90%	13.66%	to	12.98%
2015	6,935	$1.49	to	$1.86	$14,284	—	0.30%	to	0.90%	(5.24%)	to	(5.82%)
2014	7,434	$1.57	to	$1.97	$16,164	—	0.30%	to	0.90%	11.84%	to	11.16%
Col VP Overseas Core, Cl 3
2018	44,069	$1.20	to	$1.06	$55,000	2.68%	0.30%	to	0.90%	(16.95%)	to	(17.45%)
2017	48,797	$1.45	to	$1.29	$73,432	1.96%	0.30%	to	0.90%	26.99%	to	26.23%
2016	54,426	$1.14	to	$1.02	$63,844	1.50%	0.30%	to	0.90%	(6.38%)	to	(6.95%)
2015	60,010	$1.22	to	$1.10	$75,374	0.92%	0.30%	to	0.90%	4.72%	to	4.09%
2014	65,469	$1.17	to	$1.05	$77,832	1.77%	0.30%	to	0.90%	(8.83%)	to	(9.38%)
Col VP Select Lg Cap Val, Cl 3
2018	5,821	$1.86	to	$2.15	$15,015	—	0.30%	to	0.90%	(12.57%)	to	(13.10%)
2017	4,985	$2.13	to	$2.47	$14,543	—	0.30%	to	0.90%	20.44%	to	19.73%
2016	4,453	$1.77	to	$2.06	$10,717	—	0.30%	to	0.90%	19.46%	to	18.74%
2015	4,990	$1.48	to	$1.74	$10,115	—	0.30%	to	0.90%	(5.31%)	to	(5.88%)
2014	6,746	$1.56	to	$1.85	$14,474	—	0.30%	to	0.90%	11.05%	to	10.38%
Col VP Select Sm Cap Val, Cl 3
2018	4,965	$1.74	to	$2.57	$14,494	—	0.30%	to	0.90%	(12.96%)	to	(13.48%)
2017	5,313	$2.00	to	$2.97	$17,913	—	0.30%	to	0.90%	11.86%	to	11.20%
2016	5,874	$1.78	to	$2.67	$17,690	—	0.30%	to	0.90%	13.49%	to	12.81%
2015	6,354	$1.57	to	$2.37	$16,916	—	0.30%	to	0.90%	(3.52%)	to	(4.10%)
2014	7,369	$1.63	to	$2.47	$20,178	—	0.30%	to	0.90%	5.66%	to	5.02%
Col VP US Govt Mtge, Cl 3
2018	16,363	$1.11	to	$1.44	$20,212	2.72%	0.30%	to	0.90%	1.41%	to	0.80%
2017	19,074	$1.10	to	$1.43	$23,460	2.81%	0.30%	to	0.90%	2.91%	to	2.29%
2016	19,608	$1.07	to	$1.40	$24,105	2.81%	0.30%	to	0.90%	2.28%	to	1.66%
2015	20,296	$1.04	to	$1.37	$24,564	2.85%	0.30%	to	0.90%	0.92%	to	0.30%
2014	22,311	$1.03	to	$1.37	$27,256	1.76%	0.30%	to	0.90%	5.47%	to	4.83%
CS Commodity Return
2018	8,774	$0.54	to	$0.45	$5,065	2.58%	0.30%	to	0.90%	(11.92%)	to	(12.46%)
2017	9,656	$0.61	to	$0.51	$6,247	9.11%	0.30%	to	0.90%	1.21%	to	0.61%
2016	10,897	$0.60	to	$0.51	$6,640	—	0.30%	to	0.90%	11.69%	to	11.02%
2015	11,700	$0.54	to	$0.46	$6,453	—	0.30%	to	0.90%	(25.32%)	to	(25.77%)
2014	12,204	$0.72	to	$0.62	$8,892	—	0.30%	to	0.90%	(17.26%)	to	(17.76%)
CTIVP BR Gl Infl Prot Sec, Cl 3
2018	7,886	$1.11	to	$1.42	$10,627	—	0.30%	to	0.90%	(0.81%)	to	(1.41%)
2017	8,216	$1.12	to	$1.44	$11,277	2.36%	0.30%	to	0.90%	2.24%	to	1.63%
2016	8,297	$1.10	to	$1.42	$11,487	—	0.30%	to	0.90%	8.18%	to	7.52%
2015	8,421	$1.02	to	$1.32	$10,811	37.07%	0.30%	to	0.90%	(1.78%)	to	(2.38%)
2014	9,366	$1.03	to	$1.35	$12,390	—	0.30%	to	0.90%	8.27%	to	7.61%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	77

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MFS Blend Res Core Eq, Cl 3
2018	2,416	$1.70	to	$1.48	$5,213	—	0.30%	to	0.90%	(8.36%)	to	(8.91%)
2017	2,769	$1.86	to	$1.62	$6,207	—	0.30%	to	0.90%	19.91%	to	19.20%
2016	3,187	$1.55	to	$1.36	$5,620	—	0.30%	to	0.90%	9.36%	to	8.70%
2015	3,492	$1.42	to	$1.25	$5,641	—	0.30%	to	0.90%	0.16%	to	(0.45%)
2014	3,619	$1.41	to	$1.26	$5,695	—	0.30%	to	0.90%	11.42%	to	10.75%
CTIVP Vty Sycamore Estb Val, Cl 3
2018	6,879	$1.90	to	$2.39	$19,277	—	0.30%	to	0.90%	(10.37%)	to	(10.91%)
2017	6,555	$2.12	to	$2.68	$20,583	—	0.30%	to	0.90%	15.38%	to	14.69%
2016	4,969	$1.84	to	$2.33	$13,505	—	0.30%	to	0.90%	20.28%	to	19.55%
2015	2,511	$1.53	to	$1.95	$5,667	—	0.30%	to	0.90%	(0.14%)	to	(0.74%)
2014	1,587	$1.53	to	$1.97	$3,649	—	0.30%	to	0.90%	11.69%	to	11.02%
DWS Alt Asset Alloc VIP, Cl B
2018	1,458	$1.02	to	$0.90	$1,368	1.94%	0.00%	to	0.90%	(9.35%)	to	(10.16%)
2017	1,554	$1.12	to	$1.00	$1,614	2.00%	0.00%	to	0.90%	7.01%	to	6.05%
2016	1,345	$1.05	to	$0.94	$1,310	1.88%	0.00%	to	0.90%	4.99%	to	4.05%
2015	1,157	$1.00	to	$0.91	$1,079	2.57%	0.00%	to	0.90%	(6.54%)	to	(7.38%)
2014	884	$1.07	to	$0.98	$891	0.84%	0.00%	to	0.90%	3.24%	to	(2.90	%)(5)
EV VT Floating-Rate Inc, Init Cl
2018	16,692	$1.15	to	$1.31	$25,442	3.76%	0.30%	to	0.90%	(0.37%)	to	(0.97%)
2017	15,290	$1.15	to	$1.32	$23,189	3.26%	0.30%	to	0.90%	3.11%	to	2.49%
2016	15,959	$1.12	to	$1.29	$23,522	3.49%	0.30%	to	0.90%	8.62%	to	7.97%
2015	17,114	$1.03	to	$1.19	$23,250	3.34%	0.30%	to	0.90%	(1.29%)	to	(1.88%)
2014	19,660	$1.04	to	$1.22	$27,075	3.14%	0.30%	to	0.90%	0.27%	to	(0.33%)
Fid VIP Contrafund, Serv Cl 2
2018	36,232	$1.83	to	$1.80	$85,804	0.43%	0.00%	to	0.90%	(6.64%)	to	(7.48%)
2017	38,383	$1.96	to	$1.95	$96,718	0.78%	0.00%	to	0.90%	21.59%	to	20.50%
2016	42,055	$1.62	to	$1.62	$85,135	0.61%	0.00%	to	0.90%	7.73%	to	6.77%
2015	46,978	$1.50	to	$1.51	$89,137	0.80%	0.00%	to	0.90%	0.42%	to	(0.48%)
2014	49,980	$1.49	to	$1.52	$93,257	0.74%	0.00%	to	0.90%	11.65%	to	10.65%
Fid VIP Gro & Inc, Serv Cl
2018	15,577	$3.26	to	$2.06	$44,317	0.25%	0.45%	to	0.90%	(9.48%)	to	(9.89%)
2017	17,484	$3.60	to	$2.28	$54,838	1.18%	0.45%	to	0.90%	16.25%	to	15.73%
2016	19,497	$3.10	to	$1.97	$52,017	1.64%	0.45%	to	0.90%	15.43%	to	14.91%
2015	21,530	$2.68	to	$1.72	$49,399	1.97%	0.45%	to	0.90%	(2.79%)	to	(3.23%)
2014	23,992	$2.76	to	$1.78	$55,980	1.65%	0.45%	to	0.90%	9.89%	to	9.40%
Fid VIP Mid Cap, Serv Cl
2018	25,731	$3.07	to	$4.25	$85,378	0.54%	0.45%	to	0.90%	(15.02%)	to	(15.41%)
2017	28,380	$3.61	to	$5.03	$111,280	0.62%	0.45%	to	0.90%	20.16%	to	19.62%
2016	31,367	$3.00	to	$4.20	$102,814	0.42%	0.45%	to	0.90%	11.61%	to	11.11%
2015	35,534	$2.69	to	$3.78	$105,228	0.39%	0.45%	to	0.90%	(1.94%)	to	(2.38%)
2014	39,106	$2.74	to	$3.87	$118,841	0.16%	0.45%	to	0.90%	5.72%	to	5.24%
Fid VIP Overseas, Serv Cl
2018	8,964	$2.03	to	$1.31	$15,919	1.44%	0.45%	to	0.90%	(15.27%)	to	(15.65%)
2017	9,507	$2.39	to	$1.55	$19,898	1.34%	0.45%	to	0.90%	29.52%	to	28.94%
2016	9,938	$1.85	to	$1.20	$15,844	1.31%	0.45%	to	0.90%	(5.55%)	to	(5.97%)
2015	11,248	$1.95	to	$1.28	$18,907	1.29%	0.45%	to	0.90%	3.03%	to	2.56%
2014	11,701	$1.90	to	$1.25	$18,883	1.22%	0.45%	to	0.90%	(8.57%)	to	(8.98%)
Frank Global Real Est, Cl 2
2018	19,285	$1.26	to	$2.57	$40,249	2.62%	0.30%	to	0.90%	(7.06%)	to	(7.62%)
2017	20,907	$1.36	to	$2.78	$47,465	3.12%	0.30%	to	0.90%	10.14%	to	9.49%
2016	20,874	$1.23	to	$2.54	$46,447	1.20%	0.30%	to	0.90%	0.24%	to	(0.36%)
2015	21,919	$1.23	to	$2.55	$49,206	3.22%	0.30%	to	0.90%	0.27%	to	(0.33%)
2014	22,859	$1.23	to	$2.56	$53,028	0.45%	0.30%	to	0.90%	14.67%	to	13.98%
Frank Inc, Cl 2
2018	4,572	$1.22	to	$1.03	$4,896	4.83%	0.00%	to	0.90%	(4.30%)	to	(5.17%)
2017	4,742	$1.28	to	$1.08	$5,300	4.55%	0.00%	to	0.90%	9.67%	to	8.69%
2016	3,209	$1.17	to	$1.00	$3,276	4.91%	0.00%	to	0.90%	14.02%	to	13.00%
2015	3,020	$1.02	to	$0.88	$2,713	4.98%	0.00%	to	0.90%	(7.05%)	to	(7.89%)
2014	2,738	$1.10	to	$0.96	$2,663	0.69%	0.00%	to	0.90%	4.62%	to	(5.08	%)(5)

78	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Mutual Shares, Cl 2
2018	8,269	$1.54	to	$2.04	$16,908	2.37%	0.00%	to	0.90%	(9.07%)		to	(9.89%)
2017	9,228	$1.69	to	$2.26	$20,911	2.25%	0.00%	to	0.90%	8.35%		to	7.38%
2016	9,712	$1.56	to	$2.10	$20,875	1.98%	0.00%	to	0.90%	16.06%		to	15.02%
2015	10,835	$1.35	to	$1.83	$20,189	3.09%	0.00%	to	0.90%	(4.94%)		to	(5.79%)
2014	11,305	$1.42	to	$1.94	$22,430	2.00%	0.00%	to	0.90%	7.12%		to	6.16%
Frank Sm Cap Val, Cl 2
2018	11,878	$1.79	to	$4.08	$33,120	0.88%	0.00%	to	0.90%	(12.88%)		to	(13.66%)
2017	12,544	$2.06	to	$4.72	$41,035	0.51%	0.00%	to	0.90%	10.65%		to	9.66%
2016	12,266	$1.86	to	$4.30	$40,529	0.81%	0.00%	to	0.90%	30.19%		to	29.02%
2015	12,474	$1.43	to	$3.34	$32,367	0.63%	0.00%	to	0.90%	(7.39%)		to	(8.22%)
2014	12,986	$1.54	to	$3.63	$38,946	0.62%	0.00%	to	0.90%	0.57%		to	(0.33%)
GS VIT Mid Cap Val, Inst
2018	26,053	$1.55	to	$4.28	$72,093	1.28%	0.30%	to	0.90%	(10.73%)		to	(11.27%)
2017	28,937	$1.74	to	$4.83	$90,572	0.73%	0.30%	to	0.90%	10.74%		to	10.08%
2016	28,414	$1.57	to	$4.38	$89,356	1.34%	0.30%	to	0.90%	13.19%		to	12.52%
2015	32,228	$1.39	to	$3.90	$90,612	0.39%	0.30%	to	0.90%	(9.36%)		to	(9.90%)
2014	33,501	$1.53	to	$4.33	$110,264	1.01%	0.30%	to	0.90%	13.23%		to	12.55%
GS VIT Multi-Strategy Alt, Advisor
2018	1,250	$0.91	to	$0.87	$1,109	2.26%	0.00%	to	0.90%	(7.09%)		to	(7.93%)
2017	1,193	$0.97	to	$0.94	$1,139	2.12%	0.00%	to	0.90%	5.14%		to	4.20%
2016	1,036	$0.93	to	$0.91	$945	0.82%	0.00%	to	0.90%	0.27%		to	(0.62%)
2015	715	$0.92	to	$0.91	$655	3.26%	0.00%	to	0.90%	(4.89%)		to	(5.74%)
2014	245	$0.97	to	$0.97	$238	3.97%	0.00%	to	0.90%	(2.82	%)(5)	to	(3.26	%)(5)
GS VIT Sm Cap Eq Insights, Inst
2018	1,665	$3.65	to	$2.88	$5,660	0.49%	0.45%	to	0.90%	(9.03%)		to	(9.45%)
2017	1,629	$4.01	to	$3.18	$6,123	0.55%	0.45%	to	0.90%	11.07%		to	10.57%
2016	1,700	$3.61	to	$2.88	$5,764	1.19%	0.45%	to	0.90%	22.65%		to	22.10%
2015	1,852	$2.94	to	$2.36	$5,129	0.28%	0.45%	to	0.90%	(2.37%)		to	(2.80%)
2014	1,969	$3.01	to	$2.43	$5,565	0.76%	0.45%	to	0.90%	6.45%		to	5.97%
GS VIT U.S. Eq Insights, Inst
2018	16,024	$2.03	to	$1.97	$44,897	1.22%	0.30%	to	0.90%	(6.48%)		to	(7.04%)
2017	16,929	$2.18	to	$2.12	$50,655	1.41%	0.30%	to	0.90%	23.70%		to	22.96%
2016	19,039	$1.76	to	$1.73	$43,369	1.32%	0.30%	to	0.90%	10.40%		to	9.74%
2015	20,819	$1.59	to	$1.57	$42,921	1.34%	0.30%	to	0.90%	(0.31%)		to	(0.91%)
2014	23,319	$1.60	to	$1.59	$46,469	1.46%	0.30%	to	0.90%	16.02%		to	15.32%
Invesco VI Am Fran, Ser I
2018	5,616	$1.89	to	$1.84	$10,569	—	0.45%	to	0.90%	(4.06%)		to	(4.49%)
2017	5,729	$1.98	to	$1.93	$11,250	0.08%	0.45%	to	0.90%	26.77%		to	26.20%
2016	6,134	$1.56	to	$1.53	$9,511	—	0.45%	to	0.90%	1.81%		to	1.35%
2015	6,818	$1.53	to	$1.51	$10,393	—	0.45%	to	0.90%	4.54%		to	4.07%
2014	7,454	$1.46	to	$1.45	$10,879	0.04%	0.45%	to	0.90%	7.95%		to	7.47%
Invesco VI Bal Risk Alloc, Ser II
2018	5,306	$1.16	to	$1.06	$5,739	1.30%	0.00%	to	0.90%	(6.71%)		to	(7.55%)
2017	5,691	$1.24	to	$1.14	$6,610	4.03%	0.00%	to	0.90%	9.83%		to	8.85%
2016	4,342	$1.13	to	$1.05	$4,605	0.21%	0.00%	to	0.90%	11.51%		to	10.52%
2015	2,494	$1.01	to	$0.95	$2,385	4.68%	0.00%	to	0.90%	(4.40%)		to	(5.26%)
2014	1,223	$1.06	to	$1.00	$1,231	—	0.00%	to	0.90%	5.71%		to	(1.24	%)(5)
Invesco VI Comstock, Ser II
2018	3,321	$1.67	to	$1.54	$7,509	1.41%	0.30%	to	0.90%	(12.63%)		to	(13.16%)
2017	3,824	$1.91	to	$1.77	$9,519	1.93%	0.30%	to	0.90%	17.22%		to	16.52%
2016	4,393	$1.63	to	$1.52	$8,878	1.26%	0.30%	to	0.90%	16.64%		to	15.94%
2015	5,513	$1.39	to	$1.31	$9,628	1.66%	0.30%	to	0.90%	(6.47%)		to	(7.03%)
2014	6,341	$1.49	to	$1.41	$11,366	1.13%	0.30%	to	0.90%	8.77%		to	8.12%
Invesco VI Core Eq, Ser I
2018	32,739	$2.46	to	$2.95	$88,949	0.88%	0.45%	to	0.90%	(9.80%)		to	(10.21%)
2017	36,303	$2.73	to	$3.29	$109,639	1.03%	0.45%	to	0.90%	12.67%		to	12.16%
2016	40,315	$2.42	to	$2.93	$108,518	0.75%	0.45%	to	0.90%	9.77%		to	9.28%
2015	44,945	$2.21	to	$2.68	$110,617	1.11%	0.45%	to	0.90%	(6.19%)		to	(6.61%)
2014	50,013	$2.35	to	$2.88	$131,660	0.85%	0.45%	to	0.90%	7.66%		to	7.18%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	79

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser I
2018	9,647	$1.72	to	$1.78	$17,408	2.28%	0.30%	to	0.90%	(7.85%)	to	(8.41%)
2017	11,793	$1.87	to	$1.94	$23,160	1.70%	0.30%	to	0.90%	8.25%	to	7.60%
2016	12,201	$1.72	to	$1.80	$22,220	1.49%	0.30%	to	0.90%	14.47%	to	13.79%
2015	7,157	$1.51	to	$1.59	$11,424	1.69%	0.30%	to	0.90%	1.76%	to	1.15%
2014	6,484	$1.48	to	$1.57	$10,205	1.79%	0.30%	to	0.90%	12.49%	to	11.82%
Invesco VI Intl Gro, Ser II
2018	12,624	$1.21	to	$1.09	$20,029	1.75%	0.30%	to	0.90%	(15.46%)	to	(15.97%)
2017	14,709	$1.44	to	$1.29	$27,062	1.26%	0.30%	to	0.90%	22.36%	to	21.63%
2016	16,524	$1.17	to	$1.06	$23,731	1.20%	0.30%	to	0.90%	(0.99%)	to	(1.58%)
2015	16,532	$1.18	to	$1.08	$24,088	1.29%	0.30%	to	0.90%	(2.91%)	to	(3.49%)
2014	16,739	$1.22	to	$1.12	$24,697	1.45%	0.30%	to	0.90%	(0.21%)	to	(0.81%)
Invesco VI Mid Cap Gro, Ser I
2018	5,892	$1.74	to	$1.62	$9,806	—	0.30%	to	0.90%	(5.87%)	to	(6.43%)
2017	6,414	$1.85	to	$1.73	$11,364	—	0.30%	to	0.90%	22.12%	to	21.40%
2016	6,846	$1.52	to	$1.42	$9,908	—	0.30%	to	0.90%	0.46%	to	(0.15%)
2015	5,135	$1.51	to	$1.42	$7,407	—	0.30%	to	0.90%	0.90%	to	0.30%
2014	5,283	$1.50	to	$1.42	$7,568	—	0.30%	to	0.90%	7.71%	to	7.07%
Invesco VI Tech, Ser I
2018	3,089	$2.00	to	$2.44	$9,309	—	0.30%	to	0.90%	(0.75%)	to	(1.35%)
2017	3,215	$2.02	to	$2.47	$9,530	—	0.30%	to	0.90%	34.73%	to	33.93%
2016	3,553	$1.50	to	$1.85	$7,689	—	0.30%	to	0.90%	(1.05%)	to	(1.64%)
2015	4,676	$1.51	to	$1.88	$10,010	—	0.30%	to	0.90%	6.49%	to	5.86%
2014	4,002	$1.42	to	$1.77	$8,185	—	0.30%	to	0.90%	10.72%	to	10.06%
Ivy VIP Asset Strategy
2018	1,865	$1.03	to	$0.93	$1,815	1.93%	0.00%	to	0.90%	(5.44%)	to	(6.29%)
2017	1,692	$1.09	to	$0.99	$1,736	1.50%	0.00%	to	0.90%	18.27%	to	17.22%
2016	2,419	$0.92	to	$0.84	$2,091	0.55%	0.00%	to	0.90%	(2.57%)	to	(3.44%)
2015	3,335	$0.95	to	$0.87	$2,956	0.36%	0.00%	to	0.90%	(8.35%)	to	(9.17%)
2014	1,808	$1.03	to	$0.96	$1,768	0.14%	0.00%	to	0.90%	(5.26%)	to	(4.86	%)(5)
Janus Henderson VIT Enter, Serv
2018	4,836	$4.63	to	$1.77	$16,818	0.11%	0.45%	to	0.90%	(1.11%)	to	(1.56%)
2017	4,758	$4.68	to	$1.80	$16,847	0.14%	0.45%	to	0.90%	26.52%	to	25.95%
2016	4,849	$3.70	to	$1.43	$13,476	0.03%	0.45%	to	0.90%	11.60%	to	11.10%
2015	4,708	$3.31	to	$1.29	$11,735	0.53%	0.45%	to	0.90%	3.30%	to	2.84%
2014	4,672	$3.21	to	$1.25	$11,061	0.03%	0.45%	to	0.90%	11.74%	to	11.24%
Janus Henderson VIT Gbl Tech, Serv
2018	7,750	$2.61	to	$1.50	$24,345	—	0.30%	to	0.90%	0.61%	to	0.00%
2017	8,044	$2.59	to	$1.50	$24,274	—	0.30%	to	0.90%	44.48%	to	43.62%
2016	8,959	$1.79	to	$1.04	$16,410	0.09%	0.30%	to	0.90%	13.51%	to	12.83%
2015	9,428	$1.58	to	$0.92	$15,266	—	0.30%	to	0.90%	4.33%	to	3.71%
2014	9,233	$1.52	to	$0.89	$14,011	—	0.30%	to	0.90%	9.02%	to	8.37%
Janus Henderson VIT Overseas, Serv
2018	21,452	$1.01	to	$1.24	$30,707	1.65%	0.30%	to	0.90%	(15.39%)	to	(15.90%)
2017	22,471	$1.19	to	$1.48	$38,147	1.59%	0.30%	to	0.90%	30.41%	to	29.64%
2016	24,229	$0.91	to	$1.14	$31,600	4.69%	0.30%	to	0.90%	(6.99%)	to	(7.54%)
2015	26,524	$0.98	to	$1.23	$37,183	0.50%	0.30%	to	0.90%	(9.08%)	to	(9.62%)
2014	29,545	$1.08	to	$1.36	$45,486	2.98%	0.30%	to	0.90%	(12.36%)	to	(12.89%)
Janus Henderson VIT Res, Serv
2018	4,168	$1.95	to	$1.88	$10,313	0.36%	0.00%	to	0.90%	(2.84%)	to	(3.71%)
2017	4,434	$2.01	to	$1.95	$11,178	0.24%	0.00%	to	0.90%	27.56%	to	26.42%
2016	5,161	$1.58	to	$1.55	$9,728	0.38%	0.00%	to	0.90%	0.27%	to	(0.63%)
2015	5,636	$1.57	to	$1.55	$10,592	0.45%	0.00%	to	0.90%	5.07%	to	4.13%
2014	5,721	$1.50	to	$1.49	$10,033	0.22%	0.00%	to	0.90%	12.73%	to	11.72%
Lazard Ret Global Dyn MA, Serv
2018	2,416	$1.27	to	$1.11	$2,753	1.45%	0.00%	to	0.90%	(6.57%)	to	(7.41%)
2017	1,648	$1.36	to	$1.20	$2,026	—	0.00%	to	0.90%	20.53%	to	19.45%
2016	1,587	$1.13	to	$1.00	$1,614	0.21%	0.00%	to	0.90%	3.30%	to	2.38%
2015	2,095	$1.09	to	$0.98	$2,072	—	0.00%	to	0.90%	(0.44%)	to	(1.34%)
2014	753	$1.10	to	$0.99	$754	1.52%	0.00%	to	0.90%	2.70%	to	(1.84	%)(5)

80	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MFS Mass Inv Gro Stock, Serv Cl
2018	24,244	$1.33	to	$1.30	$31,898	0.33%	0.30%	to	0.90%	0.27%		to	(0.33%)
2017	27,149	$1.32	to	$1.30	$35,688	0.42%	0.30%	to	0.90%	27.72%		to	26.96%
2016	29,260	$1.04	to	$1.02	$30,145	0.38%	0.30%	to	0.90%	5.53%		to	4.89%
2015	31,277	$0.98	to	$0.98	$30,623	0.60%	0.30%	to	0.90%	(1.85	%)(6)	to	(2.30	%)(6)
MFS New Dis, Serv Cl
2018	6,336	$1.71	to	$2.28	$20,826	—	0.30%	to	0.90%	(2.01%)		to	(2.60%)
2017	6,766	$1.75	to	$2.35	$22,794	—	0.30%	to	0.90%	25.95%		to	25.20%
2016	7,476	$1.39	to	$1.87	$19,951	—	0.30%	to	0.90%	8.47%		to	7.83%
2015	8,493	$1.28	to	$1.74	$20,555	—	0.30%	to	0.90%	(2.44%)		to	(3.02%)
2014	9,611	$1.31	to	$1.79	$23,574	—	0.30%	to	0.90%	(7.77%)		to	(8.32%)
MFS Utilities, Serv Cl
2018	8,556	$1.55	to	$4.40	$20,516	0.84%	0.00%	to	0.90%	0.81%		to	(0.10%)
2017	9,358	$1.54	to	$4.40	$22,959	4.11%	0.00%	to	0.90%	14.49%		to	13.47%
2016	8,643	$1.35	to	$3.88	$22,773	3.68%	0.00%	to	0.90%	11.23%		to	10.24%
2015	9,246	$1.21	to	$3.52	$22,085	3.86%	0.00%	to	0.90%	(14.76%)		to	(15.52%)
2014	10,461	$1.42	to	$4.17	$31,864	1.97%	0.00%	to	0.90%	12.47%		to	11.46%
MS VIF Global Real Est, Cl II
2018	4,762	$1.24	to	$1.06	$8,102	3.13%	0.30%	to	0.90%	(8.48%)		to	(9.03%)
2017	5,698	$1.35	to	$1.16	$10,115	2.42%	0.30%	to	0.90%	9.38%		to	8.73%
2016	6,975	$1.23	to	$1.07	$10,236	1.35%	0.30%	to	0.90%	2.81%		to	2.20%
2015	8,384	$1.20	to	$1.05	$11,927	2.23%	0.30%	to	0.90%	(1.71%)		to	(2.30%)
2014	9,158	$1.22	to	$1.07	$12,810	0.74%	0.30%	to	0.90%	13.51%		to	12.83%
MS VIF Mid Cap Gro, Cl II
2018	4,343	$1.92	to	$2.02	$11,205	—	0.00%	to	0.90%	10.53%		to	9.53%
2017	3,218	$1.74	to	$1.84	$7,487	—	0.00%	to	0.90%	38.60%		to	37.36%
2016	3,387	$1.26	to	$1.34	$5,490	—	0.00%	to	0.90%	(8.84%)		to	(9.66%)
2015	3,874	$1.38	to	$1.48	$6,997	—	0.00%	to	0.90%	(5.99%)		to	(6.83%)
2014	4,867	$1.46	to	$1.59	$9,328	—	0.00%	to	0.90%	1.84%		to	0.93%
NB AMT US Eq Index PW Strat, Cl S
2018	526	$0.93	to	$0.89	$480	—	0.00%	to	0.90%	(6.78%)		to	(7.62%)
2017	530	$1.00	to	$0.97	$519	—	0.00%	to	0.90%	6.68%		to	5.72%
2016	433	$0.93	to	$0.91	$398	—	0.00%	to	0.90%	(0.64%)		to	(1.54%)
2015	514	$0.94	to	$0.93	$478	—	0.00%	to	0.90%	(5.06%)		to	(5.91%)
2014	228	$0.99	to	$0.99	$225	—	0.00%	to	0.90%	(1.19	%)(5)	to	(1.64	%)(5)
Oppen Global VA, Serv
2018	8,952	$1.75	to	$2.02	$20,340	0.75%	0.00%	to	0.90%	(13.39%)		to	(14.17%)
2017	8,565	$2.02	to	$2.35	$22,586	0.71%	0.00%	to	0.90%	36.32%		to	35.10%
2016	7,751	$1.48	to	$1.74	$14,759	0.78%	0.00%	to	0.90%	(0.16%)		to	(1.05%)
2015	8,417	$1.48	to	$1.76	$16,293	1.08%	0.00%	to	0.90%	3.67%		to	2.74%
2014	7,406	$1.43	to	$1.71	$13,900	0.87%	0.00%	to	0.90%	2.06%		to	1.14%
Oppen Global Strategic Inc VA, Srv
2018	25,782	$1.09	to	$1.48	$36,997	4.54%	0.00%	to	0.90%	(4.54%)		to	(5.40%)
2017	27,692	$1.14	to	$1.57	$42,335	1.98%	0.00%	to	0.90%	6.04%		to	5.08%
2016	27,639	$1.07	to	$1.49	$41,543	4.62%	0.00%	to	0.90%	6.26%		to	5.31%
2015	32,055	$1.01	to	$1.42	$45,707	5.48%	0.00%	to	0.90%	(2.49%)		to	(3.37%)
2014	35,155	$1.04	to	$1.46	$51,960	3.87%	0.00%	to	0.90%	2.49%		to	1.57%
Oppen Main St Sm Cap VA, Serv
2018	8,093	$1.85	to	$2.25	$20,534	0.06%	0.00%	to	0.90%	(10.54%)		to	(11.34%)
2017	8,352	$2.07	to	$2.54	$24,088	0.65%	0.00%	to	0.90%	13.91%		to	12.89%
2016	7,409	$1.82	to	$2.25	$18,842	0.25%	0.00%	to	0.90%	17.67%		to	16.62%
2015	6,894	$1.55	to	$1.93	$15,265	0.64%	0.00%	to	0.90%	(6.09%)		to	(6.94%)
2014	6,209	$1.65	to	$2.08	$14,648	0.64%	0.00%	to	0.90%	11.65%		to	10.65%
PIMCO VIT All Asset, Advisor Cl
2018	9,330	$1.15	to	$1.42	$14,186	2.98%	0.00%	to	0.90%	(5.45%)		to	(6.30%)
2017	10,586	$1.21	to	$1.52	$17,224	4.51%	0.00%	to	0.90%	13.38%		to	12.36%
2016	11,365	$1.07	to	$1.35	$16,502	2.46%	0.00%	to	0.90%	12.91%		to	11.90%
2015	13,719	$0.95	to	$1.21	$17,569	2.95%	0.00%	to	0.90%	(9.19%)		to	(10.00%)
2014	18,730	$1.04	to	$1.34	$26,696	4.86%	0.00%	to	0.90%	0.45%		to	(0.45%)

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	81

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
PIMCO VIT Tot Return, Advisor Cl
2018	3,999	$1.11	to	$1.05	$4,284	2.45%	0.00%	to	0.90%	(0.63%)	to	(1.53%)
2017	3,467	$1.12	to	$1.07	$3,743	1.93%	0.00%	to	0.90%	4.81%	to	3.87%
2016	2,097	$1.07	to	$1.03	$2,172	1.98%	0.00%	to	0.90%	2.58%	to	1.66%
2015	1,219	$1.04	to	$1.01	$1,240	5.65%	0.00%	to	0.90%	0.01%	to	(0.89%)
2014	384	$1.04	to	$1.02	$394	4.55%	0.00%	to	0.90%	4.53%	to	0.91	%(5)
Put VT Global Hlth Care, Cl IB
2018	6,501	$1.95	to	$2.80	$17,504	0.97%	0.30%	to	0.90%	(0.89%)	to	(1.49%)
2017	6,777	$1.97	to	$2.84	$18,570	0.53%	0.30%	to	0.90%	14.95%	to	14.27%
2016	7,099	$1.72	to	$2.49	$17,596	—	0.30%	to	0.90%	(11.62%)	to	(12.14%)
2015	9,324	$1.94	to	$2.83	$26,289	6.84%	0.30%	to	0.90%	7.46%	to	6.82%
2014	6,178	$1.81	to	$2.65	$16,425	8.60%	0.30%	to	0.90%	27.26%	to	26.50%
Put VT Hi Yield, Cl IB
2018	2,860	$2.28	to	$2.38	$6,586	5.76%	0.45%	to	0.90%	(4.50%)	to	(4.93%)
2017	3,035	$2.39	to	$2.50	$7,330	6.01%	0.45%	to	0.90%	6.50%	to	6.02%
2016	3,441	$2.24	to	$2.36	$7,819	6.39%	0.45%	to	0.90%	15.03%	to	14.51%
2015	3,779	$1.95	to	$2.06	$7,480	6.97%	0.45%	to	0.90%	(5.77%)	to	(6.20%)
2014	4,259	$2.07	to	$2.19	$8,966	6.07%	0.45%	to	0.90%	1.11%	to	0.64%
Put VT Intl Eq, Cl IB
2018	2,967	$1.23	to	$1.52	$4,766	1.34%	0.30%	to	0.90%	(19.36%)	to	(19.84%)
2017	2,990	$1.52	to	$1.89	$5,892	2.14%	0.30%	to	0.90%	26.20%	to	25.45%
2016	2,908	$1.21	to	$1.51	$4,631	3.35%	0.30%	to	0.90%	(2.75%)	to	(3.33%)
2015	2,896	$1.24	to	$1.56	$4,771	1.10%	0.30%	to	0.90%	(0.16%)	to	(0.76%)
2014	2,429	$1.24	to	$1.57	$4,007	0.88%	0.30%	to	0.90%	(7.06%)	to	(7.61%)
Put VT Sus Leaders, Cl IA
2018	28,382	$3.80	to	$3.27	$99,618	0.01%	0.45%	to	0.90%	(1.73%)	to	(2.17%)
2017	31,396	$3.87	to	$3.34	$112,419	0.84%	0.45%	to	0.90%	28.98%	to	28.40%
2016	34,472	$3.00	to	$2.60	$95,803	0.93%	0.45%	to	0.90%	7.58%	to	7.10%
2015	35,708	$2.79	to	$2.43	$92,008	1.91%	0.45%	to	0.90%	(0.52%)	to	(0.97%)
2014	39,487	$2.80	to	$2.46	$102,461	0.52%	0.45%	to	0.90%	13.29%	to	12.78%
Royce Micro-Cap, Invest Cl
2018	10,454	$2.34	to	$3.39	$26,556	—	0.45%	to	0.90%	(9.46%)	to	(9.86%)
2017	11,553	$2.59	to	$3.76	$32,584	0.66%	0.45%	to	0.90%	4.71%	to	4.25%
2016	12,678	$2.47	to	$3.61	$34,331	0.70%	0.45%	to	0.90%	19.18%	to	18.64%
2015	14,318	$2.07	to	$3.04	$32,661	—	0.45%	to	0.90%	(12.85%)	to	(13.24%)
2014	16,104	$2.38	to	$3.51	$42,504	—	0.45%	to	0.90%	(4.01%)	to	(4.44%)
Temp Global Bond, Cl 2
2018	3,892	$1.06	to	$0.97	$3,883	—	0.00%	to	0.90%	1.94%	to	1.02%
2017	3,815	$1.04	to	$0.96	$3,754	—	0.00%	to	0.90%	1.93%	to	1.01%
2016	2,999	$1.02	to	$0.95	$2,899	—	0.00%	to	0.90%	2.94%	to	2.02%
2015	3,043	$0.99	to	$0.94	$2,876	7.47%	0.00%	to	0.90%	(4.30%)	to	(5.16%)
2014	1,474	$1.04	to	$0.99	$1,464	1.57%	0.00%	to	0.90%	1.83%	to	(1.76	%)(5)
Third Ave Val
2018	10,915	$1.99	to	$2.53	$23,113	1.84%	0.45%	to	0.90%	(20.70%)	to	(21.06%)
2017	11,970	$2.51	to	$3.20	$32,021	0.84%	0.45%	to	0.90%	13.08%	to	12.57%
2016	12,933	$2.22	to	$2.85	$30,716	0.81%	0.45%	to	0.90%	11.72%	to	11.22%
2015	14,736	$1.99	to	$2.56	$31,423	3.32%	0.45%	to	0.90%	(9.30%)	to	(9.71%)
2014	16,404	$2.19	to	$2.83	$38,804	2.93%	0.45%	to	0.90%	3.91%	to	3.44%
VanEck VIP Global Gold, Cl S
2018	3,569	$0.86	to	$0.78	$2,835	3.02%	0.00%	to	0.90%	(15.70%)	to	(16.46%)
2017	3,171	$1.02	to	$0.93	$3,000	4.28%	0.00%	to	0.90%	11.63%	to	10.63%
2016	3,063	$0.91	to	$0.84	$2,595	0.23%	0.00%	to	0.90%	47.94%	to	46.62%
2015	1,044	$0.61	to	$0.57	$603	—	0.00%	to	0.90%	(24.16%)	to	(24.84%)
2014	449	$0.81	to	$0.76	$344	0.02%	0.00%	to	0.90%	(6.04%)	to	(30.79	%)(5)
VP Aggr, Cl 2
2018	147,086	$1.51	to	$1.67	$237,916	—	0.00%	to	0.90%	(8.58%)	to	(9.41%)
2017	136,904	$1.65	to	$1.85	$244,724	—	0.00%	to	0.90%	18.91%	to	17.85%
2016	126,807	$1.39	to	$1.57	$193,614	—	0.00%	to	0.90%	5.91%	to	4.96%
2015	124,746	$1.31	to	$1.49	$181,784	—	0.00%	to	0.90%	(0.76%)	to	(1.65%)
2014	109,301	$1.32	to	$1.52	$162,903	—	0.00%	to	0.90%	5.53%	to	4.58%

82	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Aggr, Cl 4
2018	191,455	$1.45	to	$1.68	$314,468	—	0.30%	to	0.90%	(8.89%)		to	(9.44%)
2017	199,757	$1.60	to	$1.85	$363,471	—	0.30%	to	0.90%	18.52%		to	17.81%
2016	205,807	$1.35	to	$1.57	$322,620	—	0.30%	to	0.90%	5.65%		to	5.02%
2015	222,489	$1.27	to	$1.50	$331,221	—	0.30%	to	0.90%	(1.05%)		to	(1.65%)
2014	228,769	$1.29	to	$1.52	$347,035	—	0.30%	to	0.90%	5.21%		to	4.57%
VP Conserv, Cl 2
2018	11,230	$1.18	to	$1.25	$14,115	—	0.00%	to	0.90%	(2.95%)		to	(3.82%)
2017	10,587	$1.21	to	$1.30	$13,766	—	0.00%	to	0.90%	7.42%		to	6.46%
2016	13,191	$1.13	to	$1.22	$16,100	—	0.00%	to	0.90%	3.44%		to	2.51%
2015	12,778	$1.09	to	$1.19	$15,157	—	0.00%	to	0.90%	(0.16%)		to	(1.06%)
2014	13,325	$1.09	to	$1.20	$15,980	—	0.00%	to	0.90%	4.24%		to	3.30%
VP Conserv, Cl 4
2018	14,037	$1.14	to	$1.25	$17,617	—	0.30%	to	0.90%	(3.17%)		to	(3.76%)
2017	15,994	$1.18	to	$1.30	$20,895	—	0.30%	to	0.90%	7.02%		to	6.38%
2016	19,023	$1.10	to	$1.22	$23,326	—	0.30%	to	0.90%	3.13%		to	2.51%
2015	18,600	$1.07	to	$1.19	$22,196	—	0.30%	to	0.90%	(0.46%)		to	(1.06%)
2014	19,601	$1.08	to	$1.20	$23,599	—	0.30%	to	0.90%	4.02%		to	3.39%
VP Man Vol Conserv, Cl 2
2018	1,593	$1.09	to	$1.04	$1,686	—	0.00%	to	0.90%	(2.58%)		to	(3.46%)
2017	1,289	$1.11	to	$1.08	$1,409	—	0.00%	to	0.90%	7.89%		to	6.92%
2016	1,574	$1.03	to	$1.01	$1,601	—	0.00%	to	0.90%	3.06%		to	2.13%
2015	639	$1.00	to	$0.99	$633	—	0.00%	to	0.90%	(1.13%)		to	(2.03%)
2014	371	$1.01	to	$1.01	$374	—	0.00%	to	0.90%	0.67	%(5)	to	0.21	%(5)
VP Man Vol Conserv Gro, Cl 2
2018	4,456	$1.09	to	$1.05	$4,758	—	0.00%	to	0.90%	(4.30%)		to	(5.16%)
2017	3,832	$1.14	to	$1.10	$4,287	—	0.00%	to	0.90%	11.19%		to	10.20%
2016	4,651	$1.03	to	$1.00	$4,689	—	0.00%	to	0.90%	3.17%		to	2.24%
2015	3,300	$0.99	to	$0.98	$3,245	—	0.00%	to	0.90%	(1.83%)		to	(2.71%)
2014	2,519	$1.01	to	$1.01	$2,541	—	0.00%	to	0.90%	0.55	%(5)	to	0.10	%(5)
VP Man Vol Gro, Cl 2
2018	39,162	$1.10	to	$1.05	$42,174	—	0.00%	to	0.90%	(7.73%)		to	(8.56%)
2017	34,177	$1.19	to	$1.15	$39,993	—	0.00%	to	0.90%	17.48%		to	16.43%
2016	28,478	$1.01	to	$0.99	$28,387	—	0.00%	to	0.90%	3.37%		to	2.44%
2015	30,602	$0.98	to	$0.96	$29,671	—	0.00%	to	0.90%	(3.34%)		to	(4.21%)
2014	19,055	$1.01	to	$1.01	$19,222	—	0.00%	to	0.90%	0.34	%(5)	to	(0.11	%)(5)
VP Man Vol Mod Gro, Cl 2
2018	29,200	$1.10	to	$1.06	$31,490	—	0.00%	to	0.90%	(5.85%)		to	(6.70%)
2017	25,088	$1.17	to	$1.13	$28,789	—	0.00%	to	0.90%	14.34%		to	13.32%
2016	24,415	$1.02	to	$1.00	$24,563	—	0.00%	to	0.90%	3.42%		to	2.49%
2015	23,281	$0.99	to	$0.97	$22,774	—	0.00%	to	0.90%	(2.52%)		to	(3.40%)
2014	16,303	$1.01	to	$1.01	$16,469	—	0.00%	to	0.90%	0.57	%(5)	to	0.12	%(5)
VP Mod, Cl 2
2018	231,275	$1.34	to	$1.47	$337,446	—	0.00%	to	0.90%	(5.57%)		to	(6.42%)
2017	235,009	$1.42	to	$1.57	$366,198	—	0.00%	to	0.90%	13.22%		to	12.21%
2016	241,303	$1.25	to	$1.40	$336,097	—	0.00%	to	0.90%	4.63%		to	3.70%
2015	242,400	$1.20	to	$1.35	$325,206	—	0.00%	to	0.90%	(0.56%)		to	(1.45%)
2014	244,922	$1.20	to	$1.37	$333,959	—	0.00%	to	0.90%	5.06%		to	4.12%
VP Mod, Cl 4
2018	370,021	$1.29	to	$1.47	$544,448	—	0.30%	to	0.90%	(5.85%)		to	(6.42%)
2017	400,097	$1.37	to	$1.58	$629,938	—	0.30%	to	0.90%	12.87%		to	12.19%
2016	438,780	$1.22	to	$1.40	$618,470	—	0.30%	to	0.90%	4.32%		to	3.69%
2015	477,669	$1.17	to	$1.35	$647,973	—	0.30%	to	0.90%	(0.85%)		to	(1.45%)
2014	511,919	$1.18	to	$1.37	$704,386	—	0.30%	to	0.90%	4.75%		to	4.11%
VP Mod Aggr, Cl 2
2018	366,697	$1.42	to	$1.58	$559,645	—	0.00%	to	0.90%	(7.03%)		to	(7.87%)
2017	356,965	$1.53	to	$1.71	$591,249	—	0.00%	to	0.90%	16.15%		to	15.11%
2016	342,835	$1.32	to	$1.49	$496,512	—	0.00%	to	0.90%	5.27%		to	4.32%
2015	337,001	$1.25	to	$1.42	$468,274	—	0.00%	to	0.90%	(0.73%)		to	(1.62%)
2014	312,747	$1.26	to	$1.45	$443,762	—	0.00%	to	0.90%	5.15%		to	4.20%

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	83

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod Aggr, Cl 4
2018	609,531	$1.37	to	$1.58	$947,454	—	0.30%	to	0.90%	(7.36%)	to	(7.91%)
2017	654,007	$1.48	to	$1.71	$1,105,955	—	0.30%	to	0.90%	15.85%	to	15.15%
2016	691,922	$1.28	to	$1.49	$1,027,371	—	0.30%	to	0.90%	4.95%	to	4.32%
2015	748,667	$1.22	to	$1.43	$1,063,929	—	0.30%	to	0.90%	(1.09%)	to	(1.69%)
2014	775,219	$1.23	to	$1.45	$1,122,895	—	0.30%	to	0.90%	4.90%	to	4.26%
VP Mod Conserv, Cl 2
2018	31,628	$1.25	to	$1.35	$43,091	—	0.00%	to	0.90%	(4.12%)	to	(4.99%)
2017	36,972	$1.31	to	$1.43	$52,960	—	0.00%	to	0.90%	10.01%	to	9.02%
2016	46,631	$1.19	to	$1.31	$61,117	—	0.00%	to	0.90%	3.97%	to	3.03%
2015	39,242	$1.14	to	$1.27	$50,023	—	0.00%	to	0.90%	(0.22%)	to	(1.12%)
2014	43,585	$1.15	to	$1.28	$56,080	—	0.00%	to	0.90%	4.77%	to	3.83%
VP Mod Conserv, Cl 4
2018	50,525	$1.22	to	$1.36	$68,361	—	0.30%	to	0.90%	(4.34%)	to	(4.92%)
2017	56,168	$1.27	to	$1.43	$80,158	—	0.30%	to	0.90%	9.59%	to	8.93%
2016	65,124	$1.16	to	$1.31	$85,866	—	0.30%	to	0.90%	3.73%	to	3.10%
2015	60,936	$1.12	to	$1.27	$77,811	—	0.30%	to	0.90%	(0.59%)	to	(1.20%)
2014	73,245	$1.13	to	$1.29	$94,575	—	0.30%	to	0.90%	4.45%	to	3.82%
VP Ptnrs Sm Cap Val, Cl 3
2018	5,460	$1.47	to	$2.56	$12,253	—	0.30%	to	0.90%	(13.86%)	to	(14.37%)
2017	5,865	$1.70	to	$2.98	$15,420	—	0.30%	to	0.90%	6.70%	to	6.07%
2016	5,873	$1.60	to	$2.81	$15,548	—	0.30%	to	0.90%	25.16%	to	24.41%
2015	6,411	$1.28	to	$2.26	$13,540	—	0.30%	to	0.90%	(9.62%)	to	(10.17%)
2014	6,919	$1.41	to	$2.52	$16,605	—	0.30%	to	0.90%	1.76%	to	1.14%
Wanger Intl
2018	35,663	$1.27	to	$2.15	$75,740	2.03%	0.30%	to	0.90%	(17.95%)	to	(18.44%)
2017	37,368	$1.55	to	$2.63	$97,743	1.22%	0.30%	to	0.90%	32.52%	to	31.73%
2016	37,288	$1.17	to	$2.00	$76,959	1.16%	0.30%	to	0.90%	(1.70%)	to	(2.29%)
2015	40,569	$1.19	to	$2.05	$85,635	1.44%	0.30%	to	0.90%	(0.20%)	to	(0.80%)
2014	42,699	$1.19	to	$2.06	$91,115	1.44%	0.30%	to	0.90%	(4.69%)	to	(5.26%)
Wanger USA
2018	28,625	$1.91	to	$4.08	$97,347	0.09%	0.30%	to	0.90%	(1.76%)	to	(2.35%)
2017	30,947	$1.94	to	$4.18	$107,472	—	0.30%	to	0.90%	19.22%	to	18.51%
2016	31,191	$1.63	to	$3.53	$97,613	—	0.30%	to	0.90%	13.35%	to	12.67%
2015	33,872	$1.44	to	$3.13	$94,274	—	0.30%	to	0.90%	(0.90%)	to	(1.50%)
2014	35,500	$1.45	to	$3.18	$103,544	—	0.30%	to	0.90%	4.47%	to	3.84%
WF VT Intl Eq, Cl 2
2018	11,856	$1.27	to	$1.68	$20,111	11.34%	0.30%	to	0.90%	(17.53%)	to	(18.03%)
2017	12,157	$1.54	to	$2.04	$25,133	2.78%	0.30%	to	0.90%	23.97%	to	23.23%
2016	11,216	$1.24	to	$1.66	$18,945	2.79%	0.30%	to	0.90%	2.99%	to	2.37%
2015	13,122	$1.21	to	$1.62	$21,579	3.98%	0.30%	to	0.90%	1.50%	to	0.89%
2014	12,127	$1.19	to	$1.61	$19,767	2.70%	0.30%	to	0.90%	(5.64%)	to	(6.20%)
WF VT Opp, Cl 2
2018	4,554	$1.87	to	$2.88	$12,901	0.18%	0.00%	to	0.90%	(7.15%)	to	(7.98%)
2017	4,969	$2.01	to	$3.13	$15,483	0.68%	0.00%	to	0.90%	20.44%	to	19.36%
2016	5,354	$1.67	to	$2.62	$14,274	2.03%	0.00%	to	0.90%	12.23%	to	11.23%
2015	5,830	$1.49	to	$2.36	$14,035	0.13%	0.00%	to	0.90%	(3.08%)	to	(3.95%)
2014	6,489	$1.53	to	$2.45	$16,472	0.06%	0.00%	to	0.90%	10.42%	to	9.43%
WF VT Sm Cap Gro, Cl 2
2018	6,750	$1.95	to	$3.48	$20,205	—	0.00%	to	0.90%	1.31%	to	0.40%
2017	5,580	$1.93	to	$3.46	$17,217	—	0.00%	to	0.90%	25.86%	to	24.73%
2016	5,264	$1.53	to	$2.78	$13,709	—	0.00%	to	0.90%	7.75%	to	6.78%
2015	6,422	$1.42	to	$2.60	$15,861	—	0.00%	to	0.90%	(2.88%)	to	(3.75%)
2014	5,306	$1.46	to	$2.70	$14,056	—	0.00%	to	0.90%	(1.88%)	to	(2.76%)

(1)	The accumulation unit values and total returns are based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

84	RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on June 30, 2014.
(6)	New subaccount operations commenced on March 27, 2015.
(7)	New subaccount operations commenced on April 28, 2017.

RIVERSOURCE VARIABLE SECOND-TO-DIE LIFE INSURANCE – 2018 ANNUAL REPORT	85

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY:

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2018 and 2017, and the related consolidated statements of income, comprehensive income, shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2018, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

February 26, 2019

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2018	2017
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2018, $21,099; 2017, $20,764)	$21,528	$22,155
Mortgage loans, at amortized cost (less allowance for loan losses: 2018 and 2017, $16)	2,547	2,619
Policy loans	861	845
Other investments	838	900
Total investments	25,774	26,519
Cash and cash equivalents	1,085	1,062
Reinsurance recoverables	3,113	2,876
Other receivables	209	207
Accrued investment income	203	219
Deferred acquisition costs	2,742	2,639
Other assets	3,554	4,358
Separate account assets	73,393	82,560
Total assets	$110,073	$120,440

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$29,407	$29,178
Short-term borrowings	201	200
Other liabilities	3,500	4,674
Separate account liabilities	73,393	82,560
Total liabilities	106,501	116,612
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Retained earnings	1,058	903
Accumulated other comprehensive income, net of tax	45	456
Total shareholder’s equity	3,572	3,828
Total liabilities and shareholder’s equity	$110,073	$120,440

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2018	2017(1)	2016(1)
Revenues
Premiums	$396	$410	$417
Net investment income	1,023	1,011	1,128
Policy and contract charges	2,081	1,943	2,000
Other revenues	411	400	390
Net realized investment gains (losses)	10	40	26
Total revenues	3,921	3,804	3,961

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,373	1,239	1,611
Interest credited to fixed accounts	674	656	623
Amortization of deferred acquisition costs	255	207	334
Other insurance and operating expenses	679	701	683
Total benefits and expenses	2,981	2,803	3,251
Pretax income (loss)	940	1,001	710
Income tax provision (benefit)	35	260	24
Net income	$905	$741	$686

Supplemental Disclosures:
Total other-than-temporary impairment losses on securities	$—	$—	$—
Portion of loss recognized in other comprehensive income (before taxes)	—	—	—
Net impairment losses recognized in net realized investment gains (losses)	$—	$—	$—

(1)	Certain prior period amounts have been restated. See Note 1 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2018	2017	2016

Net income	$905	$741	$686
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	(412)	(3)	58
Net unrealized gains (losses) on derivatives	1	3	4
Other	—	(1)	—
Total other comprehensive income (loss), net of tax	(411)	(1)	62
Total comprehensive income	$494	$740	$748

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2016	$3	$2,465	$1,176	$395	$4,039
Comprehensive income:
Net income	—	—	686	—	686
Other comprehensive income (loss), net of tax	—	—	—	62	62

Total comprehensive income					748
Tax adjustment on share-based incentive compensation plan	—	1	—	—	1
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,000)	—	(1,000)

Balances at December 31, 2016	3	2,466	862	457	3,788
Comprehensive income:
Net income	—	—	741	—	741
Other comprehensive income (loss), net of tax	—	—	—	(1)	(1)

Total comprehensive income					740
Cash dividends to Ameriprise Financial, Inc.	—	—	(700)	—	(700)

Balances at December 31, 2017	3	2,466	903	456	3,828
Comprehensive income:
Net income	—	—	905	—	905
Other comprehensive income (loss), net of tax	—	—	—	(411)	(411)

Total comprehensive income					494
Cash dividends to Ameriprise Financial, Inc.	—	—	(750)	—	(750)
Balances at December 31, 2018	$3	$2,466	$1,058	$45	$3,572

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2018	2017	2016
Cash Flows from Operating Activities
Net income	$905	$741	$686
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	37	48	40
Deferred income tax (benefit) expense	(3)	101	5
Contractholder and policyholder charges, non-cash	(368)	(359)	(348)
Loss from equity method investments	64	108	53
Net realized investment (gains) losses	(10)	(40)	(30)
Other-than-temporary impairments and provision for loan losses recognized in net realized investment gains (losses)	—	—	4
Changes in operating assets and liabilities:
Deferred acquisition costs	1	(35)	55
Policyholder account balances, future policy benefits and claims, net	906	(121)	338
Derivatives, net of collateral	(170)	504	93
Reinsurance recoverables	(212)	(266)	(212)
Other receivables	14	42	(12)
Accrued investment income	16	18	7
Other, net	(1)	(33)	188
Net cash provided by (used in) operating activities	1,179	708	867

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	56	234	297
Maturities, sinking fund payments and calls	2,635	2,491	2,318
Purchases	(3,049)	(2,034)	(3,174)
Proceeds from sales, maturities and repayments of mortgage loans	280	690	783
Funding of mortgage loans	(208)	(439)	(433)
Proceeds from sales and collections of other investments	137	156	156
Purchase of other investments	(217)	(201)	(164)
Purchase of equipment and software	(8)	(9)	(9)
Change in policy loans, net	(16)	(15)	(7)
Advance on line of credit to Ameriprise Financial, Inc.	(273)	(15)	—
Repayment from Ameriprise Financial, Inc. on line of credit	273	15	—
Cash paid for written options with deferred premiums	(131)	(82)	(8)
Cash received from written options with deferred premiums	130	75	76
Other, net	(15)	3	15
Net cash provided by (used in) investing activities	(406)	869	(150)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,933	2,059	2,086
Net transfers from (to) separate accounts	(75)	(157)	127
Surrenders and other benefits	(1,904)	(1,893)	(1,932)
Change in short-term borrowings, net	—	—	(1)
Proceeds from line of credit with Ameriprise Financial, Inc.	10	20	22
Repayments to Ameriprise Financial, Inc. on line of credit	(10)	(20)	(22)
Cash received for purchased options with deferred premiums	254	116	276
Cash paid for purchased options with deferred premiums	(208)	(263)	(320)
Cash dividends to Ameriprise Financial, Inc.	(750)	(700)	(1,000)
Net cash provided by (used in) financing activities	(750)	(838)	(764)
Net increase (decrease) in cash and cash equivalents	23	739	(47)
Cash and cash equivalents at beginning of period	1,062	323	370
Cash and cash equivalents at end of period	$1,085	$1,062	$323

Supplemental Disclosures:
Income taxes paid (received), net	$158	$250	$(120)
Interest paid on borrowings	4	2	1
Non-cash investing activity:
Partnership commitments not yet remitted	1	9	108

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments.

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

On January 1, 2018, the Company retrospectively adopted the new accounting standard for revenue recognition. See Note 3 and Note 4 for further information on the new accounting standard and the Company’s revenue from contracts with customers. The impact to the Consolidated Statements of Income for both the years ended December 31, 2017 and 2016 was an increase of $16 million to policy and contract charges and a decrease of $16 million to other revenues.

In 2017, the Company recorded the following out-of-period corrections:

•

a $12 million out-of-period correction related to a variable annuity model assumption that decreased amortization of deferred acquisition costs (“DAC”) by $8 million and decreased benefits, claims, losses and settlement expenses by $4 million.

•	a $20 million decrease to income tax provision for a reversal of a tax reserve.

In 2016, the Company recorded an out-of-period correction for a $29 million increase to benefits, claims, losses and settlement expenses related to the claim utilization factor on long term care (“LTC”) reserves.

The impact of these out-of-period corrections was not material to current or prior period financial statements.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform to the current presentation.

The Company evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions were identified.

The Company’s principal products are variable deferred annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefit (“GMDB”), guaranteed minimum withdrawal benefit (“GMWB”) and guaranteed minimum accumulation benefit (“GMAB”) riders.

The Company also offers immediate annuities, fixed deferred annuities, and traditional life and disability income (“DI”) insurance. The Company issues only non-participating life insurance policies which do not pay dividends to policyholders and contractholders.

Nearly all of the Company’s business is sold through the retail channel of Ameriprise Financial Services, Inc. (“AFSI”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

A variable interest entity (“VIE”) is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

RiverSource Life Insurance Company

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for under the cost method when the Company owns less than a 20% voting interest and does not exercise significant influence.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIEs economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, DAC and the corresponding recognition of DAC amortization, valuation of derivative instruments and hedging activities, litigation reserves, future policy benefits and claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to DAC, deferred sales inducement costs (“DSIC”), unearned revenue, benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

When the fair value of an investment is less than its amortized cost, the Company assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, an other-than-temporary impairment is considered to have occurred and the Company recognizes an other-than-temporary impairment for the difference between the investment’s amortized cost and its fair value through earnings. For securities that do not meet the above criteria and the Company does not expect to recover a security’s amortized cost, the security is also considered other-than-temporarily impaired. For these securities, the Company separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairment related to credit loss is recognized in earnings.

The amount of the total other-than-temporary impairment related to other factors is recognized in other comprehensive income (“OCI”), net of impacts to DAC, DSIC, unearned revenue, benefit reserves, reinsurance recoverables and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, the difference between the amortized cost and the cash flows expected to be collected is accreted as interest income if through subsequent evaluation there is a sustained increase in the cash flow expected. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in OCI.

The Company provides a supplemental disclosure on the face of its Consolidated Statements of Income that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in OCI. The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in OCI includes: (i) the

RiverSource Life Insurance Company

portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and (ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Consolidated Statements of Income as the portion of other-than-temporary losses recognized in OCI excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, the Company does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis. The Company believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be monitored by management until management determines there is no current risk of an other-than-temporary impairment.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. As of January 1, 2018, marketable equity securities were reclassified from Available-for-Sale securities to other investments due to the adoption of a new accounting standard on the recognition and measurement of financial instruments. Subsequent to the adoption, marketable equity securities are recorded at fair value with changes in fair value reflected in net investment income. Prior to the adoption, changes in fair value were reflected in AOCI. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Mortgage Loans and Syndicated Loans

Mortgage loans, net reflect the Company’s interest in commercial mortgage loans less the related allowance for loan losses. Syndicated loans represent the Company’s investment in below investment grade loan syndications. Mortgage loans and syndicated loans are stated at amortized cost, net of allowances for loan losses. Interest income is accrued on the unpaid principal balances of the loans as earned.

Policy Loans

Policy loans include life insurance policy and annuity loans and are reported at the unpaid principal balance, plus accrued interest.

When originated, policy loan balances do not exceed the cash surrender value of the underlying products. As there is minimal risk of loss related to these loans, the Company does not record an allowance for loan losses for policy loans.

Nonaccrual Loans

Generally, loans are evaluated for or placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

Commercial mortgage loans are evaluated for impairment when the loan is considered for nonaccrual status, restructured or foreclosure proceedings are initiated on the property. If it is determined that the fair value is less than the current loan balance, it is written down to fair value less estimated selling costs. Foreclosed property is recorded as real estate owned in other investments.

Allowance for Loan Losses

Management determines the adequacy of the allowance for loan losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”)

RiverSource Life Insurance Company

ratios, FICO scores of the borrower, debt service coverage and occupancy rates, along with economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change.

The Company determines the amount of the allowance based on management’s assessment of relative risk characteristics of the loan portfolio. The allowance is recorded for homogeneous loan categories on a pool basis, based on an analysis of product mix and risk characteristics of the portfolio, including geographic concentration, bankruptcy experiences, and historical losses, adjusted for current trends and market conditions.

While the Company attributes portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses inherent in the total loan portfolio. The allowance is increased through provisions charged to net realized investment gains (losses) and reduced/increased by net charge-offs/recoveries.

Impaired Loans

The Company considers a loan to be impaired when, based on current information and events, it is probable the Company will not be able to collect all amounts due (both interest and principal) according to the contractual terms of the loan agreement. Impaired loans may also include loans that have been modified in troubled debt restructurings as a concession to borrowers experiencing financial difficulties. Management evaluates for impairment all restructured loans and loans with higher impairment risk factors. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. The impairment recognized is measured as the excess of the loan’s recorded investment over: (i) the present value of its expected principal and interest payments discounted at the loan’s effective interest rate, (ii) the fair value of collateral or (iii) the loan’s observable market price.

Restructured Loans

A loan is classified as a restructured loan when the Company makes certain concessionary modifications to contractual terms for borrowers experiencing financial difficulties. When the interest rate, minimum payments, and/or due dates have been modified in an attempt to make the loan more affordable to a borrower experiencing financial difficulties, the modification is considered a troubled debt restructuring. Generally, performance prior to the restructuring or significant events that coincide with the restructuring are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the restructuring or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a periodic basis during the contract term.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums for traditional life, LTC and DI, net of the change in any prepaid reinsurance asset, are reported as a reduction of premiums. UL and VUL reinsurance premiums are reported as a reduction of policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset or contra asset and amortized over the estimated life of the policies in proportion to the estimated gross profits (“EGPs”) and is subject to retrospective adjustment in a manner similar to retrospective adjustment of DAC. The assumptions used to project the expected cash flows are consistent with those used for DAC valuation for the same contracts. Changes in the net cost of reinsurance are reflected as a component of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded as reinsurance recoverables.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

RiverSource Life Insurance Company

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed or purchased software are carried at cost less accumulated depreciation or amortization and are reflected within other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2018 and 2017, land, buildings, equipment and software were $135 million and $142 million, respectively, net of accumulated depreciation of $174 million and $159 million, respectively. Depreciation and amortization expense for the years ended December 31, 2018, 2017 and 2016 was $15 million, $15 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

The equity component of indexed annuities and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to AFSI advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly

RiverSource Life Insurance Company

modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin, variable annuity benefit utilization and maintenance expense levels each quarter and, when assessed independently, each could impact the Company’s DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

Non-Traditional Long-Duration Products

For non-traditional long-duration products (including variable and fixed deferred annuity contracts, UL and VUL insurance products), DAC are amortized based on projections of EGPs over amortization periods equal to the approximate life of the business.

EGPs vary based on persistency rates (assumptions at which contractholders and policyholders are expected to surrender, make withdrawals from and make deposits to their contracts), mortality levels, client asset value growth rates (based on equity and bond market performance), variable annuity benefit utilization and interest margins (the spread between earned rates on invested assets and rates credited to contractholder and policyholder accounts) and are management’s best estimates. Management regularly monitors financial market conditions and actual contractholder and policyholder behavior experience and compares them to its assumptions. These assumptions are updated whenever it appears that earlier estimates should be revised. When assumptions are changed, the percentage of EGPs used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made. At each balance sheet date, the DAC balance is adjusted for the effect that would result from the realization of unrealized gains (losses) on securities impacting EGPs, with the related change recognized through AOCI.

The client asset value growth rates are the rates at which variable annuity and VUL insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. The Company typically uses a five-year mean reversion process as a guideline in setting near-term equity fund growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term equity fund growth rate is reviewed quarterly to ensure consistency with management’s assessment of anticipated equity market performance. DAC amortization expense recorded in a period when client asset value growth rates exceed management’s near-term estimate will typically be less than in a period when growth rates fall short of management’s near-term estimate.

Traditional Long-Duration Products

For traditional long-duration products (including traditional life and DI insurance products), DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium paying period. The assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities.

For traditional life and DI insurance products, the assumptions provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in the Consolidated Statements of Income.

Deferred Sales Inducement Costs

Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. DSIC is recorded in other assets and amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

Separate Account Assets and Liabilities

Separate account assets and liabilities are primarily funds held for the benefit of variable annuity contractholders and variable life insurance policyholders, who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value. Changes in the fair value of separate account assets are offset by changes in the related separate account liabilities.

RiverSource Life Insurance Company

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the risks associated with non-traditional and traditional long-duration products. Reserves for non-traditional long-duration products include the liabilities related to guaranteed benefit provisions added to variable annuity contracts, variable and fixed annuity contracts and UL and VUL policies and the embedded derivatives related to variable annuity contracts, indexed annuities and IUL insurance. Reserves for traditional long-duration products are established to provide adequately for future benefits and expenses for term life, whole life, DI and LTC insurance products.

Changes in future policy benefits and claims are reflected in earnings in the period adjustments are made. Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, liabilities for guaranteed benefits associated with variable annuities and embedded derivatives for variable annuities, indexed annuities and IUL products.

Liabilities for fixed account values on variable and fixed deferred annuities and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 11 for information regarding the liability for contracts with secondary guarantees.

Liabilities for indexed annuity products and indexed accounts of IUL products are equal to the accumulation of host contract values covering guaranteed benefits and the fair value of embedded equity options.

The GMDB and gain gross-up (“GGU”) liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a guaranteed minimum income benefit (“GMIB”) guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated life based on expected assessments.

The liability for the life contingent benefits associated with GMWB provisions is determined by estimating the expected value of benefits that are contingent upon survival after the account value is equal to zero and recognizing the benefits over the estimated life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

In determining the liabilities for GMDB, GGU, GMIB and the life contingent benefits associated with GMWB, the Company projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency, benefit utilization and investment margins and are consistent with those used for DAC valuation for the same contracts. As with DAC, unless the Company’s management identifies a significant deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

See Note 11 for information regarding variable annuity guarantees.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

Embedded Derivatives

The fair value of embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions, indexed annuities and IUL fluctuate based on equity, interest rate and credit markets and the estimate of the Company’s nonperformance risk, which can cause these embedded derivatives to be either an asset or a liability. See Note 14 for information regarding the fair value measurement of embedded derivatives.

RiverSource Life Insurance Company

Traditional Long-Duration Products

The liabilities for traditional long-duration products include liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies.

Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These unpaid amounts are calculated using anticipated claim continuance rates based on established industry tables, adjusted as appropriate for the Company’s experience. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life and DI insurance policies are based on the net level premium and LTC policies are based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on the Company’s experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors.

For term life, whole life, DI and LTC policies, the Company utilizes best estimate assumptions as of the date the policy is issued with provisions for the risk of adverse deviation, as appropriate. After the liabilities are initially established, management performs premium deficiency tests using best estimate assumptions without provisions for adverse deviation annually in the third quarter of each year unless management identifies a material deviation over the course of quarterly monitoring. If the liabilities determined based on these best estimate assumptions are greater than the net reserves (i.e., GAAP reserves net of any DAC balance), the existing net reserves are adjusted by first reducing the DAC balance by the amount of the deficiency or to zero through a charge to current period earnings. If the deficiency is more than the DAC balance, then the net reserves are increased by the excess through a charge to current period earnings. If a premium deficiency is recognized, the assumptions as of the date of the loss recognition are locked in and used in subsequent periods. The assumptions for LTC insurance products are management’s best estimate as of the date of loss recognition and thus no longer provide for adverse deviations in experience.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized using EGPs, similar to DAC. The unearned revenue liability is recorded in other liabilities and the amortization is recorded in policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable

RiverSource Life Insurance Company

income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income. See Note 20 for further discussion on the enactment of the legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Act”) and the impact to the Company’s provision for income taxes for the year ended December 31, 2017.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3.  RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Revenue from Contracts with Customers

In May 2014, the Financial Accounting Standards Board (“FASB”) updated the accounting standards for revenue from contracts with customers. The update provides a five step revenue recognition model for all revenue arising from contracts with customers and affects all entities that enter into contracts to provide goods or services to their customers (unless the contracts are in the scope of other standards). The standard also updates the accounting for certain costs associated with obtaining and fulfilling a customer contract and requires disclosure of quantitative and qualitative information that enables users of financial statements to understand the nature, amount, timing, and uncertainty of revenues and cash flows arising from contracts with customers. The standard was effective for interim and annual periods beginning after December 15, 2017. The standard was permitted to be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The Company adopted the revenue recognition guidance on a retrospective basis on January 1, 2018. The update does not apply to revenue associated with the manufacturing of insurance and annuity products or financial instruments as these revenues are in the scope of other standards. Therefore, the update did not have an impact on these revenues. The Company’s implementation efforts included the identification of revenue within the guidance and the review of the customer contracts to determine the Company’s performance obligation and the associated timing of each performance obligation. The adoption of the standard resulted in the reclassification of certain revenues within total revenues. See Note 4 for new disclosures on revenue from contracts with customers.

Financial Instruments — Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB updated the accounting standards on the recognition and measurement of financial instruments. The update requires entities to carry marketable equity securities, excluding investments in securities that qualify for the equity method of accounting, at fair value with changes in fair value reflected in net income each reporting period. The update affects other aspects of accounting for equity instruments, as well as the accounting for financial liabilities utilizing the fair value option. The update eliminates the requirement to disclose the methods and assumptions used to estimate the fair value of financial assets or liabilities held at cost on the balance sheet and requires entities to use the exit price notion when measuring the fair value of these financial instruments. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018 using a modified retrospective approach. The adoption of the standard did not have a material impact on the Company’s consolidated financial condition or results of operations.

RiverSource Life Insurance Company

Fair Value Measurement — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement

In August 2018, the FASB updated the accounting standards related to disclosures for fair value measurements. The update eliminates the following disclosures: 1) the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, 2) the policy of timing of transfers between levels of the fair value hierarchy, and 3) the valuation processes for Level 3 fair value measurements. The new disclosures include changes in unrealized gains and losses for the period included in OCI for recurring Level 3 fair value measurements of instruments held at the end of the reporting period and the range and weighted average used to develop significant unobservable inputs and how the weighted average was calculated. The new disclosures are required on a prospective basis; all other provisions should be applied retrospectively. The update is effective for interim and annual periods beginning after December 15, 2019. Early adoption is permitted for the entire standard or only the provisions to eliminate or modify disclosure requirements. The Company early adopted the provisions of the standard to eliminate or modify disclosure requirements in the fourth quarter of 2018. The update does not have an impact on the Company’s consolidated financial condition or results of operations.

Income Taxes — Intra-Entity Transfers of Assets Other Than Inventory

In October 2016, the FASB updated the accounting standards related to the recognition of income tax impacts on intra-entity transfers. The update requires entities to recognize the income tax consequences of intra-entity transfers, other than inventory, upon the transfer of the asset. The update requires the selling entity to recognize a current tax expense or benefit and the purchasing entity to recognize a deferred tax asset or liability when the transfer occurs. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company adopted the standard on January 1, 2018. The adoption of the standard did not have an impact on the Company’s consolidated financial condition or results of operations.

Statement of Cash Flows — Classification of Certain Cash Receipts and Cash Payments

In August 2016, the FASB updated the accounting standards related to classification of certain cash receipts and cash payments on the statement of cash flows. The update includes amendments to address diversity in practice for the classification of eight specific cash flow activities. The specific amendments the Company evaluated include the classification of debt prepayment and extinguishment costs, contingent consideration payments, proceeds from insurance settlements and corporate owned life insurance settlements, distributions from equity method investees and the application of the predominance principle to separately identifiable cash flows. The standard was effective for interim and annual periods beginning after December 15, 2017. The Company early adopted the standard for the interim period ended March 31, 2017 on a retrospective basis. The adoption of the standard did not have a material impact on the Company’s operating, investing or financing cash flows.

Future Adoption of New Accounting Standards

Leases — Recognition of Lease Assets and Liabilities on Balance Sheet

In February 2016, the FASB updated the accounting standards for leases. The update was issued to increase transparency and comparability for the accounting of lease transactions. The standard will require most lease transactions for lessees to be recorded on the balance sheet as lease assets and lease liabilities and both quantitative and qualitative disclosures about leasing arrangements. The standard is effective for interim and annual periods beginning after December 15, 2018 with early adoption permitted. Entities may elect to adopt the standard using a modified retrospective approach at either the beginning of the earliest period presented or as of the date of adoption. The Company adopted the standard using a modified retrospective approach as of January 1, 2019. The Company also elected the package of practical expedients permitted under the transition guidance within the accounting standard that allows entities to carryforward their historical lease classification and to not reassess contracts for embedded leases among other things. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Income Statement — Reporting Comprehensive Income — Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income

In February 2018, the FASB updated the accounting standards related to the presentation of tax effects stranded in AOCI. The update allows a reclassification from AOCI to retained earnings for tax effects stranded in AOCI resulting from the Tax Act. The update is optional and entities may elect not to reclassify the stranded tax effects. The update is effective for fiscal years beginning after December 15, 2018. Entities may elect to record the impacts either in the period of adoption or retrospectively to each period (or periods) in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act is recognized. Early adoption is permitted in any period. The Company adopted the standard on January 1, 2019 and elected not to reclassify the stranded tax effects in AOCI. The stranded effects are released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach). As such, the update did not have an impact on the Company’s consolidated financial condition and results of operations.

Derivatives and Hedging — Targeted Improvements to Accounting for Hedging Activities

In August 2017, the FASB updated the accounting standards to amend the hedge accounting recognition and presentation requirements. The objectives of the update are to better align the financial reporting of hedging relationships to the economic results of an entity’s risk management activities and simplify the application of the hedge accounting guidance. The update also

RiverSource Life Insurance Company

adds new disclosures and amends existing disclosure requirements. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Receivables — Nonrefundable Fees and Other Costs — Premium Amortization on Purchased Callable Debt Securities

In March 2017, the FASB updated the accounting standards to shorten the amortization period for certain purchased callable debt securities held at a premium. Under current guidance, premiums are generally amortized over the contractual life of the security. The amendments require the premium to be amortized to the earliest call date. The update applies to securities with explicit, non-contingent call features that are callable at fixed prices and on preset dates. The standard is effective for interim and annual periods beginning after December 15, 2018, and should be applied on a modified retrospective basis through a cumulative-effect adjustment directly to retained earnings as of the beginning of the period of adoption. The Company adopted the standard on January 1, 2019. The adoption did not have a material impact on the Company’s consolidated financial condition or results of operations.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts. The guidance revises key elements of the measurement models and disclosure requirements for long-duration insurance contracts issued by insurers and reinsurers.

The guidance establishes a significant new category of benefit features called market risk benefits that protect the contract holder from other-than-nominal capital market risk and expose the insurer to that risk. Insurers will have to measure market risk benefits at fair value. Market risk benefits include variable annuity guaranteed benefits (i.e. guaranteed minimum death, withdrawal, withdrawal for life, accumulation and income benefits). The portion of the change in fair value attributable to a change in the instrument-specific credit risk of market risk benefits in a liability position will be recorded in OCI.

Significant changes also relate to the measurement of the liability for future policy benefits for nonparticipating traditional long-duration insurance contracts and immediate annuities with a life contingent feature include the following:

•

Insurers will be required to review and update the cash flow assumptions used to measure the liability for future policy benefits rather than using assumptions locked in at contract inception. The review of assumptions to measure the liability for all future policy benefits will be required annually at the same time each year, or more frequently if suggested by experience. The effect of updating assumptions will be measured on a retrospective catch-up basis and presented separate from the ongoing policyholder benefit expense in the statement of operations in the period the update is made. This new unlocking process will be required for the Company’s term and whole life insurance, DI and LTC insurance and immediate annuities with a life contingent feature.

•

The discount rate used to measure the liability for future policy benefits will be standardized. The current requirement to use a discount rate reflecting expected investment yields will change to an upper-medium grade (low credit risk) fixed income corporate instrument yield (generally interpreted as an “A” rating) reflecting the duration characteristics of the liability. Entities will be required to update the discount rate at each reporting date with the effect of discount rate changes reflected in OCI.

•

The current premium deficiency test is being replaced with a net premium ratio cap of 100%. If the net premium ratio (i.e. the ratio of the present value of total expected benefits and related expenses to the present value of total expected premiums) exceeds 100%, insurers are required to recognize a loss in the statement of operations in the period. Contracts from different issue years will no longer be permitted to be grouped to determine contracts in a loss position.

In addition, the update requires DAC and DSIC relating to all long-duration contracts and most investment contracts to be amortized on a straight-line basis over the expected life of the contract independent of profit emergence. Under the new guidance, interest will not accrue to the deferred balance and DAC and DSIC will not be subject to an impairment test.

The update requires significant additional disclosures, including disaggregated rollforwards of the liability for future policy benefits, policyholder account balances, market risk benefits, DAC and DSIC, as well as qualitative and quantitative information about expected cash flows, estimates and assumptions. The update is effective for interim and annual periods beginning after December 15, 2020. The standard should be applied to the liability for future policy benefits and DAC and DSIC on a modified retrospective basis and applied to market risk benefits on a retrospective basis with the option to apply full retrospective transition if certain criteria are met. Early adoption is permitted. The Company is currently evaluating the impact of the standard on its consolidated financial condition, results of operations and disclosures.

Intangibles — Goodwill and Other — Internal-Use Software — Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract

In August 2018, the FASB updated the accounting standards related to customer’s accounting for implementation costs incurred in a cloud computing arrangement (“CCA”) that is a service contract. The update requires implementation costs for a CCA to be

RiverSource Life Insurance Company

evaluated for capitalization using the same approach as implementation costs associated with internal-use software. The update also addresses presentation, measurement and impairment of capitalized implementation costs in a CCA that is a service contract. The update requires new disclosures on the nature of hosting arrangements that are service contracts, significant judgements made when applying the guidance and quantitative disclosures, including amounts capitalized, amortized and impaired. The update is effective for interim and annual periods beginning after December 15, 2019, and can be applied either prospectively or retrospectively. Early adoption is permitted. The update is not expected to have a material impact on the Company’s consolidated financial condition or results of operations.

Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments

In June 2016, the FASB updated the accounting standards related to accounting for credit losses on certain types of financial instruments. The update replaces the current incurred loss model for estimating credit losses with a new model that requires an entity to estimate the credit losses expected over the life of the asset. Generally, the initial estimate of the expected credit losses and subsequent changes in the estimate will be reported in current period earnings and recorded through an allowance for credit losses on the balance sheet. The current credit loss model for Available-for-Sale debt securities does not change; however, the credit loss calculation and subsequent recoveries are required to be recorded through an allowance. The standard is effective for interim and annual periods beginning after December 15, 2019. Early adoption will be permitted for interim and annual periods beginning after December 15, 2018. A modified retrospective cumulative adjustment to retained earnings should be recorded as of the first reporting period in which the guidance is effective for loans, receivables, and other financial instruments subject to the new expected credit loss model. Prospective adoption is required for establishing an allowance related to Available-for-Sale debt securities, certain beneficial interests, and financial assets purchased with a more-than-insignificant amount of credit deterioration since origination. The Company is currently evaluating the impact of the standard on its consolidated financial condition and results of operations.

4.  REVENUE FROM CONTRACTS WITH CUSTOMERS

On January 1, 2018, the Company adopted the new accounting standard for revenue from contracts with customers on a retrospective basis.

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income. Revenues related to manufacturing of insurance and annuity products or financial instruments are not in the scope of this standard and are included in the table below under the heading Revenue from other sources. See Note 3 for additional information on the adoption of the new accounting standard.

	Years Ended December 31,
(in millions)	2018	2017	2016
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$170	$167	$158
Unaffiliated	16	16	16
Total	186	183	174
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	44	42	40
Unaffiliated	22	23	24
	66	65	64
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	336	325	316
Unaffiliated	3	4	3
	339	329	319
Total	405	394	383
Total revenue from contracts with customers	591	577	557
Revenue from other sources(1)	3,330	3,227	3,404
Total revenues	$3,921	$3,804	$3,961

(1)	Revenues not included in the scope of the revenue from contracts with customers standard.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and contract charges

The Company earns revenue for providing distribution-related services to mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally

RiverSource Life Insurance Company

earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other revenues

Administrative fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFSI, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $49 million and $54 million as of December 31, 2018 and 2017, respectively.

5.  VARIABLE INTEREST ENTITIES

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships. A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $352 million and $408 million as of December 31, 2018 and 2017, respectively. The Company had a $43 million and $97 million liability recorded as of December 31, 2018 and 2017, respectively, related to original purchase commitments not yet remitted to the VIEs. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the above mentioned funding commitments.

The Company invests in structured investments which are considered VIEs for which it is not generally the sponsor. These structured investments typically invest in fixed income instruments and are primarily managed by third parties and include asset backed securities, commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the lack of power to direct the activities that most significantly impact the economic performance, size of the Company’s investment in the entities and position in the capital structure of these entities. The Company’s maximum exposure to loss as a result of its investment in these structured investments is limited to its amortized cost. The Company has no obligation to provide financial or other support to the structured investments beyond its investment nor has the Company provided any support to the structured investments. See Note 6 for additional information on these structured investments. See Note 15 for information regarding investments in a VIE with an affiliate of the Company.

RiverSource Life Insurance Company

6.  INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2018
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,044	$554	$(207)	$12,391	$—
Residential mortgage backed securities	2,890	25	(44)	2,871	—
Commercial mortgage backed securities	3,737	17	(102)	3,652	—
State and municipal obligations	1,129	162	(8)	1,283	—
Asset backed securities	1,013	35	(3)	1,045	—
Foreign government bonds and obligations	285	9	(9)	285	—
U.S. government and agency obligations	1	—	—	1	—
Total	$21,099	$802	$(373)	$21,528	$—

	December 31, 2017
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Noncredit OTTI(1)

Fixed maturities:
Corporate debt securities	$12,133	$1,125	$(25)	$13,233	$—
Residential mortgage backed securities	2,979	54	(22)	3,011	—
Commercial mortgage backed securities	3,554	47	(32)	3,569	—
State and municipal obligations	1,114	209	(9)	1,314	—
Asset backed securities	700	30	(2)	728	—
Foreign government bonds and obligations	283	20	(4)	299	—
U.S. government and agency obligations	1	—	—	1	—
Total fixed maturities	20,764	1,485	(94)	22,155	—
Common stocks	1	—	(1)	—	—
Total	$20,765	$1,485	$(95)	$22,155	$—

(1)

Represents the amount of other-than-temporary impairment (“OTTI”) losses in AOCI. Amount includes unrealized gains and losses on impaired securities subsequent to the initial impairment measurement date. These amounts are included in gross unrealized gains and losses as of the end of the period.

As of December 31, 2018 and 2017, investment securities with a fair value of $1.4 billion and $1.6 billion, respectively, were pledged to meet contractual obligations under derivative contracts and short-term borrowings, of which $405 million and $711 million, respectively, may be sold, pledged or rehypothecated by the counterparty.

As of both December 31, 2018 and 2017, fixed maturity securities comprised approximately 84% of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2018 and 2017, approximately $706 million and $906 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2018			December 31, 2017
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$6,602	$6,499	30%	$6,259	$6,303	28%
AA	1,310	1,455	7	1,090	1,285	6
A	2,550	2,776	13	3,443	3,902	18
BBB	9,745	9,945	46	8,796	9,465	43
Below investment grade	892	853	4	1,176	1,200	5
Total fixed maturities	$21,099	$21,528	100%	$20,764	$22,155	100%

As of December 31, 2018 and 2017, approximately 34% and 35%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. The Company had holdings of $382 million in AT&T, Inc., and holdings of

RiverSource Life Insurance Company

$374 million in Ameriprise Advisor Financing, LLC (“AAF”), an affiliate of the Company, both which were greater than 10% of total equity as of December 31, 2018. There were no other holdings of any other issuer greater than 10% of total equity as of both December 31, 2018 and 2017.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

	December 31, 2018
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	286	$4,792	$(141)	93	$972	$(66)	379	$5,764	$(207)
Residential mortgage backed securities	54	826	(9)	57	897	(35)	111	1,723	(44)
Commercial mortgage backed securities	69	1,146	(25)	88	1,565	(77)	157	2,711	(102)
State and municipal obligations	6	88	(2)	24	129	(6)	30	217	(8)
Asset backed securities	11	149	(1)	17	124	(2)	28	273	(3)
Foreign government bonds and obligations	17	86	(4)	14	17	(5)	31	103	(9)
Total	443	$7,087	$(182)	293	$3,704	$(191)	736	$10,791	$(373)

	December 31, 2017
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	82	$834	$(5)	39	$360	$(20)	121	$1,194	$(25)
Residential mortgage backed securities	36	546	(4)	41	657	(18)	77	1,203	(22)
Commercial mortgage backed securities	56	994	(10)	42	663	(22)	98	1,657	(32)
State and municipal obligations	19	35	—	8	138	(9)	27	173	(9)
Asset backed securities	15	116	—	12	76	(2)	27	192	(2)
Foreign government bonds and obligations	3	6	—	15	23	(4)	18	29	(4)
Common stocks	—	—	—	3	1	(1)	3	1	(1)
Total	211	$2,531	$(19)	160	$1,918	$(76)	371	$4,449	$(95)

As part of the Company’s ongoing monitoring process, management determined that the change in gross unrealized losses on its Available-for-Sale securities is primarily attributable to a rise in interest rates as well as wider credit spreads.

The following table presents a rollforward of the cumulative amounts recognized in the Consolidated Statements of Income for other-than-temporary impairments related to credit losses on Available-for-Sale securities for which a portion of the securities’ total other-than-temporary impairments was recognized in OCI:

	December 31,
(in millions)	2018	2017	2016
Beginning balance	$—	$21	$33
Reductions for securities sold during the period (realized)	—	(21)	(12)
Ending balance	$—	$—	$21

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Gross realized investment gains	$16	$48	$29
Gross realized investment losses	(7)	(4)	(12)
Total	$9	$44	$17

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

RiverSource Life Insurance Company

Available-for-Sale securities by contractual maturity as of December 31, 2018 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$1,157	$1,166
Due after one year through five years	4,887	4,889
Due after five years through 10 years	3,419	3,388
Due after 10 years	3,996	4,517
	13,459	13,960
Residential mortgage backed securities	2,890	2,871
Commercial mortgage backed securities	3,737	3,652
Asset backed securities	1,013	1,045
Total	$21,099	$21,528

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of net investment income:

	Years Ended December 31,
(in millions)	2018	2017	2016
Fixed maturities	$919	$947	$997
Mortgage loans	117	137	149
Other investments	11	(48)	8
	1,047	1,036	1,154
Less: investment expenses	24	25	26
Total	$1,023	$1,011	$1,128

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Fixed maturities	$9	$44	$17
Mortgage loans	1	(4)	10
Other investments	—	—	(1)
Total	$10	$40	$26

7.  FINANCING RECEIVABLES

The Company’s financing receivables include commercial mortgage loans, syndicated loans and policy loans. Syndicated loans are reflected in other investments.

Allowance for Loan Losses

Policy loans do not exceed the cash surrender value of the policy at origination. As there is minimal risk of loss related to policy loans, the Company does not record an allowance for loan losses for policy loans.

The following table presents a rollforward of the allowance for loan losses for the years ended and the ending balance of the allowance for loan losses by impairment method:

	December 31,
(in millions)	2018	2017	2016
Beginning balance	$22	$25	$25
Charge-offs	(2)	(3)	(3)
Provisions	—	—	3
Ending balance	$20	$22	$25

Individually evaluated for impairment	$—	$—	$2
Collectively evaluated for impairment	20	22	23

RiverSource Life Insurance Company

The recorded investment in financing receivables by impairment method was as follows:

	December 31,
(in millions)	2018	2017
Individually evaluated for impairment	$19	$17
Collectively evaluated for impairment	2,943	3,015
Total	$2,962	$3,032

As of December 31, 2018 and 2017, the Company’s recorded investment in financing receivables individually evaluated for impairment for which there was no related allowance for loan losses was $20 million and $17 million, respectively.

During the years ended December 31, 2018, 2017 and 2016, the Company purchased $137 million, $156 million and $73 million, respectively, and sold $44 million, $259 million and $250 million, respectively, of loans. The loans purchased consisted of syndicated loans. The loans sold during 2018 consisted of syndicated loans. The loans sold during 2017 and 2016 primarily consisted of residential mortgage loans. See below for additional discussion on the sales of these loans.

Credit Quality Information

Nonperforming loans, which are generally loans 90 days or more past due, were nil and $5 million as of December 31, 2018 and 2017, respectively. All other loans were considered to be performing.

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates as necessary. Commercial mortgage loans which management has assigned its highest risk rating were nil of total commercial mortgage loans as of both December 31, 2018 and 2017. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. In addition, the Company reviews the concentrations of credit risk by region and property type.

Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
South Atlantic	$699	$735	27%	28%
Pacific	766	771	30	29
Mountain	224	242	9	9
West North Central	203	223	8	8
East North Central	208	209	8	8
Middle Atlantic	171	179	7	7
West South Central	139	125	5	5
New England	54	67	2	3
East South Central	99	84	4	3

	2,563	2,635	100%	100%

Less: allowance for loan losses	16	16

Total	$2,547	$2,619

RiverSource Life Insurance Company

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31, 2018	December 31, 2017	December 31, 2018	December 31, 2017
	(in millions)
Retail	$854	$893	33%	34%
Office	408	470	16	18
Apartments	583	536	23	20
Industrial	423	451	16	17
Mixed use	45	38	2	1
Hotel	43	39	2	2
Other	207	208	8	8

	2,563	2,635	100%	100%

Less: allowance for loan losses	16	16

Total	$2,547	$2,619

Residential Mortgage Loans

During the years ended December 31, 2017 and 2016, the Company sold $249 million and $250 million, respectively, of residential mortgage loans and recorded a loss of $4 million and a gain of $10 million, respectively.

Syndicated Loans

The recorded investment in syndicated loans as of December 31, 2018 and 2017 was $399 million and $397 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. The primary credit indicator for syndicated loans is whether the loans are performing in accordance with the contractual terms of the syndication. Total nonperforming syndicated loans as of December 31, 2018 and 2017 were nil and $5 million, respectively.

Troubled Debt Restructurings

The recorded investment in restructured loans was not material as of both December 31, 2018 and 2017. Troubled debt restructurings did not have a material impact to the Company’s allowance for loan losses or income recognized for the years ended December 31, 2018, 2017 and 2016. There are no commitments to lend additional funds to borrowers whose loans have been restructured.

8.  DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

In the third quarter of the year, management updated market-related inputs and implemented model changes related to the living benefit valuation. In addition, management conducted its annual review of life insurance and annuity valuation assumptions relative to current experience and management expectations including modeling changes. These aforementioned changes are collectively referred to as unlocking. The impact of unlocking to DAC for the year ended December 31, 2018 primarily reflected updated mortality assumptions on UL and VUL insurance products and lower surrender rate assumptions on variable annuities, partially offset by an unfavorable impact from updates to assumptions on utilization of guaranteed withdrawal benefits. The impact of unlocking to DAC for the year ended December 31, 2017 primarily reflected improved persistency and mortality on UL and VUL insurance products and a correction related to a variable annuity model assumption partially offset by updates to market-related inputs to the living benefit valuation. The impact of unlocking to DAC for the year ended December 31, 2016 primarily reflected low interest rates that more than offset benefits from persistency on annuity contracts without living benefits. In addition, the Company’s review of its closed LTC business in 2016 resulted in the write-off of DAC, which was included in the impact of unlocking.

The balances of and changes in DAC were as follows:

(in millions)	2018	2017	2016
Balance at January 1	$2,639	$2,611	$2,693
Capitalization of acquisition costs	254	242	279	(1)
Amortization, excluding the impact of valuation assumptions review	(288)	(219)	(253)
Amortization, impact of valuation assumptions review	33	12	(81	)(2)
Impact of change in net unrealized (gains) losses on securities	104	(7)	(27)
Balance at December 31	$2,742	$2,639	$2,611

(1)

Includes a $27 million benefit related to the write-off of the deferred reinsurance liability in connection with the loss recognition on LTC business. The benefit was reported in other insurance and operating expenses on the Consolidated Statements of Income.

(2)	Includes a $58 million expense related to the loss recognition on LTC business.

RiverSource Life Insurance Company

The balances of and changes in DSIC, which is included in other assets, were as follows:

(in millions)	2018	2017	2016
Balance at January 1	$273	$301	$334
Capitalization of sales inducement costs	2	4	5
Amortization, excluding the impact of valuation assumptions review	(42)	(37)	(42)
Amortization, impact of valuation assumptions review	—	(1)	4
Impact of change in net unrealized (gains) losses on securities	16	6	—
Balance at December 31	$249	$273	$301

9.  REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its universal life product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2018 and 2017, traditional life and UL insurance policies in force were $195.1 billion and $195.9 billion, respectively, of which $142.4 billion as of both December 31, 2018 and 2017 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Direct premiums	$621	$637	$642
Reinsurance ceded	(225)	(227)	(225)
Net premiums	$396	$410	$417

Policy and contract charges are presented on the Consolidated Statements of Income net of $126 million, $114 million and $110 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2018, 2017 and 2016, respectively.

The amount of claims recovered through reinsurance on all contracts was $331 million, $298 million and $318 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Reinsurance recoverables include approximately $2.5 billion and $2.3 billion related to LTC risk ceded to Genworth as of December 31, 2018 and 2017, respectively.

Policyholder account balances, future policy benefits and claims include $484 million and $509 million related to previously assumed reinsurance arrangements as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Company

10.  POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS AND SEPARATE ACCOUNT LIABILITIES

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,
(in millions)	2018	2017
Policyholder account balances
Fixed annuities(1)	$9,338	$9,934
Variable annuity fixed sub-accounts	5,129	5,166
UL/VUL insurance	3,063	3,047
IUL insurance	1,728	1,384
Other life insurance	683	720
Total policyholder account balances	19,941	20,251
Future policy benefits
Variable annuity GMWB	875	463
Variable annuity GMAB(2)	(19)	(80)
Other annuity liabilities	26	78
Fixed annuity life contingent liabilities	1,459	1,484
Life and DI insurance	1,221	1,221
LTC insurance	4,981	4,896
UL/VUL and other life insurance additional liabilities	749	688
Total future policy benefits	9,292	8,750
Policy claims and other policyholders’ funds	174	177
Total policyholder account balances, future policy benefits and claims	$29,407	$29,178

(1)	Includes fixed deferred annuities, non-life contingent fixed payout annuities and indexed annuity host contracts.
(2)	Includes the fair value of GMAB embedded derivatives that was a net asset as of both December 31, 2018 and 2017 reported as a contra liability.

Fixed Annuities

Fixed annuities include deferred, payout and indexed annuity contracts.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 2.71% to 9.38% as of December 31, 2018, depending on year of issue, with an average rate of approximately 3.94%. The Company generally invests the proceeds from the annuity contracts in fixed rate securities.

The Company’s equity indexed annuity (“EIA”) product is a single premium fixed deferred annuity. The Company discontinued new sales of EIAs in 2007. The contract was issued with an initial term of seven years and interest earnings are linked to the performance of the S&P 500® Index. This annuity has a minimum interest rate guarantee of 3% on 90% of the initial premium, adjusted for any surrenders. The Company generally invests the proceeds from the annuity contracts in fixed rate securities and hedges the equity risk with derivative instruments.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The Company offers S&P 500® Index and MSCI® EAFE Index account options. Both options offer two crediting durations, one-year and two-year. The contractholder may allocate all or a portion of the policy value to a fixed or indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. The contractholder can choose to add a GMWB for life rider for an additional fee.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed annuities.

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts currently issued by the Company contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. The Company previously offered contracts with GMIB provisions. See Note 2 and Note 11 for additional information regarding the Company’s variable annuity guarantees. The Company does not currently hedge its risk under the GGU and GMIB provisions. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to GMWB, GMAB and GMDB provisions.

RiverSource Life Insurance Company

Insurance Liabilities

UL/VUL is the largest group of insurance policies written by the Company. Purchasers of UL accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a universal life policy that includes an indexed account. The rate of credited interest above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap and floor). The Company offers an S&P 500® Index account option and a blended multi-index account option comprised of the S&P 500 Index, the MSCI® EAFE Index and the MSCI EM Index. Both options offer two crediting durations, one-year and two-year. The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The portion of the policy allocated to the indexed account is accounted for as an embedded derivative at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims and unpaid reported claims.

The liability for estimates of benefits that will become payable on future claims on term life, whole life and DI policies is based on the net level premium and LTC policies is based on a gross premium valuation reflecting management’s current best estimate assumptions. Both include the anticipated interest rates earned on assets supporting the liability. Anticipated interest rates for term and whole life ranged from 3% to 10% as of December 31, 2018. Anticipated interest rates for DI policies ranged from 4% to 7.5% as of December 31, 2018 and for LTC policies ranged from 5.9% to 6.8% as of December 31, 2018.

The liability for unpaid reported claims on DI and LTC policies includes an estimate of the present value of obligations for continuing benefit payments. The discount rates used to calculate present values are based on average interest rates earned on assets supporting the liability for unpaid amounts and were 4.5% and 6.2% for DI and LTC claims, respectively, as of December 31, 2018.

Portions of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the policy. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the policy. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

Separate Account Liabilities

Separate account liabilities consisted of the following:

	December 31,
(in millions)	2018	2017
Variable annuity	$66,913	$75,174
VUL insurance	6,451	7,352
Other insurance	29	34
Total	$73,393	$82,560

11.  VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by the Company contain GMDB provisions. The Company also offers variable annuities with GGU, GMWB and GMAB provisions. The Company previously offered contracts containing GMIB provisions. See Note 2 and Note 10 for additional information regarding the Company’s variable annuity guarantees.

The GMDB and GGU provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At issue, the guaranteed amount is equal to the amount

RiverSource Life Insurance Company

deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL policies offered by the Company provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which the Company has established additional liabilities:

	December 31, 2018				December 31, 2017
Variable Annuity Guarantees by Benefit Type(1) (in millions, except age)	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age	Total Contract Value	Contract Value in Separate Accounts	Net Amount at Risk	Weighted Average Attained Age
GMDB:
Return of premium	$55,810	$53,872	$417	67	$61,418	$59,461	$9	66
Five/six-year reset	7,670	4,941	112	67	8,870	6,149	12	66
One-year ratchet	5,560	5,210	417	70	6,548	6,187	11	69
Five-year ratchet	1,307	1,251	23	66	1,563	1,506	1	65
Other	1,033	1,014	148	72	1,099	1,075	50	72
Total — GMDB	$71,380	$66,288	$1,117	67	$79,498	$74,378	$83	66
GGU death benefit	$992	$940	$112	70	$1,118	$1,067	$133	70
GMIB	$180	$164	$12	69	$233	$216	$7	69
GMWB:
GMWB	$1,990	$1,984	$3	72	$2,508	$2,500	$1	71
GMWB for life	40,966	40,876	742	68	44,375	44,259	129	67
Total — GMWB	$42,956	$42,860	$745	68	$46,883	$46,759	$130	67
GMAB	$2,456	$2,450	$24	59	$3,086	$3,083	$—	59

(1)

Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

The net amount at risk for GMDB, GGU and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following table provides information related to insurance guarantees for which the Company has established additional liabilities:

	December 31, 2018		December 31, 2017
(in millions, except age)	Net Amount at Risk	Weighted Average Attained Age	Net Amount at Risk	Weighted Average Attained Age
UL secondary guarantees	$6,513	66	$6,460	65

The net amount at risk for UL secondary guarantees is defined as the current guaranteed death benefit amount in excess of the current policyholder account balance.

RiverSource Life Insurance Company

Changes in additional liabilities (contra liabilities) for variable annuity and insurance guarantees were as follows:

(in millions)	GMDB & GGU	GMIB	GMWB(1)	GMAB(1)	UL
Balance at January 1, 2016	$14	$8	$1,057	$—	$332
Incurred claims	11	1	(40)	(23)	127
Paid claims	(9)	(1)	—	(1)	(25)
Balance at December 31, 2016	16	8	1,017	(24)	434
Incurred claims	5	—	(554)	(56)	84
Paid claims	(4)	(2)	—	—	(29)
Balance at December 31, 2017	17	6	463	(80)	489
Incurred claims	8	2	412	61	201
Paid claims	(6)	—	—	—	(31)
Balance at December 31, 2018	$19	$8	$875	$(19)	$659

(1)	The incurred claims for GMWB and GMAB include the change in the fair value of the liabilities (contra liabilities) less paid claims.

The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

	December 31,
(in millions)	2018	2017
Mutual funds:
Equity	$39,764	$46,038
Bond	21,190	23,529
Other	5,568	5,109
Total mutual funds	$66,522	$74,676

No gains or losses were recognized on assets transferred to separate accounts for the years ended December 31, 2018, 2017 and 2016.

12.  LINES OF CREDIT

RiverSource Life Insurance Company, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing under the agreement is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

RiverSource Life of NY, as the borrower, has a revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under the line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2018 and 2017.

RTA has a revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2018 and 2017.

RiverSource Life Insurance Company, as the lender, has a revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. The interest rate for any borrowing is established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2018 and 2017.

13.  SHORT-TERM BORROWINGS

The Company enters into repurchase agreements in exchange for cash which it accounts for as secured borrowings and has pledged Available-for-Sale securities to collateralize its obligations under the repurchase agreements. As of December 31, 2018

RiverSource Life Insurance Company

and 2017, the Company has pledged $52 million and $43 million, respectively, of agency residential mortgage backed securities and nil and $8 million, respectively, of commercial mortgage backed securities. The amount of the Company’s liability including accrued interest as of both December 31, 2018 and 2017 was $50 million. The remaining maturity of outstanding repurchase agreements was less than three months as of December 31, 2018 and less than one month as of December 31, 2017. The weighted average annualized interest rate on repurchase agreements held as of December 31, 2018 and 2017 was 2.6% and 1.4%, respectively.

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. The Company has pledged Available-for-Sale securities consisting of commercial mortgage backed securities to collateralize its obligation under these borrowings. The fair value of the securities pledged is recorded in investments and was $780 million and $750 million as of December 31, 2018 and 2017, respectively. The amount of the Company’s liability including accrued interest was $151 million and $150 million as of December 31, 2018 and 2017, respectively. The remaining maturity of outstanding FHLB advances was less than three months as of December 31, 2018 and less than four months as of December 31, 2017. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2018 and 2017 was 2.6% and 1.5%, respectively.

14.  FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

RiverSource Life Insurance Company

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

	December 31, 2018
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$11,520	$871	$12,391
Residential mortgage backed securities	—	2,807	64	2,871
Commercial mortgage backed securities	—	3,652	—	3,652
State and municipal obligations	—	1,283	—	1,283
Asset backed securities	—	671	374	1,045
Foreign government bonds and obligations	—	285	—	285
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,218	1,309	21,528
Cash equivalents	—	1,000	—	1,000
Other assets:
Interest rate derivative contracts	—	789	—	789
Equity derivative contracts	189	1,515	—	1,704
Foreign exchange derivative contracts	—	54	—	54
Total other assets	189	2,358	—	2,547
Separate account assets at net asset value (“NAV”)				73,393	(1)
Total assets at fair value	$190	$23,576	$1,309	$98,468

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$3	$14	$17
IUL embedded derivatives	—	—	628	628
GMWB and GMAB embedded derivatives	—	—	328	328	(2)
Total policyholder account balances, future policy benefits and claims	—	3	970	973	(3)
Other liabilities:
Interest rate derivative contracts	—	422	—	422
Equity derivative contracts	77	1,901	—	1,978
Foreign exchange derivative contracts	2	32	—	34
Credit derivative contracts	—	18	—	18
Total other liabilities	79	2,373	—	2,452
Total liabilities at fair value	$79	$2,376	$970	$3,425

RiverSource Life Insurance Company

	December 31, 2017
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities: Fixed maturities:
Corporate debt securities	$—	$12,161	$1,072	$13,233
Residential mortgage backed securities	—	2,924	87	3,011
Commercial mortgage backed securities	—	3,569	—	3,569
State and municipal obligations	—	1,314	—	1,314
Asset backed securities	—	728	—	728
Foreign government bonds and obligations	—	299	—	299
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities: Fixed maturities	1	20,995	1,159	22,155
Cash equivalents	—	1,030	—	1,030
Other assets:
Interest rate derivative contracts	—	1,081	—	1,081
Equity derivative contracts	62	2,305	—	2,367
Foreign exchange derivative contracts	1	34	—	35
Total other assets	63	3,420	—	3,483
Separate account assets at NAV				82,560	(1)
Total assets at fair value	$64	$25,445	$1,159	$109,228

Liabilities
Policyholder account balances, future policy benefits and claims:
Indexed annuity embedded derivatives	$—	$5	$—	$5
IUL embedded derivatives	—	—	601	601
GMWB and GMAB embedded derivatives	—	—	(49)	(49	)(4)
Total policyholder account balances, future policy benefits and claims	—	5	552	557	(5)
Other liabilities:
Interest rate derivative contracts	1	414	—	415
Equity derivative contracts	5	2,666	—	2,671
Foreign exchange derivative contracts	—	23	—	23
Credit derivative contracts	—	2	—	2
Total other liabilities	6	3,105	—	3,111
Total liabilities at fair value	$6	$3,110	$552	$3,668

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(2)

The fair value of the GMWB and GMAB embedded derivatives included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position as of December 31, 2018.

(3)	The Company’s adjustment for nonperformance risk resulted in a $(726) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2018.
(4)

The fair value of the GMWB and GMAB embedded derivatives included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position as of December 31, 2017.

(5)	The Company’s adjustment for nonperformance risk resulted in a $(399) million cumulative increase (decrease) to the embedded derivatives as of December 31, 2017.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities: Fixed Maturities
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Other Derivative Contracts
Balance, January 1, 2018	$1,072	$87	$—	$—	$1,159		$—
Total gains (losses) included in:
Net income	(1)	—	—	—	(1	)(1)	(3	)(2)
Other comprehensive income (loss)	(26)	1	—	3	(22)		—
Purchases	15	—	12	381	408		3
Settlements	(189)	(6)	—	—	(195)		—
Transfers out of Level 3	—	(18)	(12)	(10)	(40)		—
Balance, December 31, 2018	$871	$64	$—	$374	$1,309		$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2018	$(1)	$—	$—	$—	$(1	)(1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2018	$—		$601		$(49)		$552
Total (gains) losses included in:
Net income	(3	)(3)	(9	)(3)	49	(2)	37
Issues	17		90		350		457
Settlements	—		(54)		(22)		(76)
Balance, December 31, 2018	$14		$628		$328		$970
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2018	$—		$(9	)(3)	$47	(2)	$38

	Available-for-Sale Securities: Fixed Maturities					Common Stocks
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2017	$1,157	$115	$—	$13	$1,285	$—
Total gains (losses) included in:
Net income	1	—	—	—	1 (1)	—
Other comprehensive income (loss)	(8)	1	—	—	(7)	—
Purchases	124	67	36	49	276	—
Settlements	(202)	(7)	—	(13)	(222)	—
Transfers into Level 3	—	—	—	11	11	4
Transfers out of Level 3	—	(89)	(36)	(60)	(185)	(4)
Balance, December 31, 2017	$1,072	$87	$—	$—	$1,159	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2017	$1	$—	$—	$—	$1 (1)	$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2017	$464		$614		$1,078
Total (gains) losses included in:
Net income	87	(3)	(977	)(2)	(890)
Issues	92		326		418
Settlements	(42)		(12)		(54)
Balance, December 31, 2017	$601		$(49)		$552
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2017	$87	(3)	$(946	)(2)	$(859)

RiverSource Life Insurance Company

	Available-for-Sale Securities: Fixed Maturities					Other Derivative Contracts
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total
Balance, January 1, 2016	$1,235	$21	$3	$133	$1,392	$—
Total gains (losses) included in:
Net income	1	—	—	1	2 (1)	(2	)(2)
Other comprehensive income (loss)	(1)	(1)	—	—	(2)	—
Purchases	47	134	42	—	223	2
Settlements	(126)	(9)	(3)	(1)	(139)	—
Transfers into Level 3	1	—	—	12	13	—
Transfers out of Level 3	—	(30)	(42)	(132)	(204)	—
Balance, December 31, 2016	$1,157	$115	$—	$13	$1,285	$—
Changes in unrealized gains (losses) relating to assets held at December 31, 2016	$1	$—	$—	$—	$1 (1)	$(2	)(2)

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	IUL Embedded Derivatives		GMWB and GMAB Embedded Derivatives		Total
Balance, January 1, 2016	$364		$851		$1,215
Total (gains) losses included in:
Net income	13	(3)	(511	)(2)	(498)
Issues	115		295		410
Settlements	(28)		(21)		(49)
Balance, December 31, 2016	$464		$614		$1,078
Changes in unrealized (gains) losses relating to liabilities held at December 31, 2016	$13	(3)	$(448	)(2)	$(435)

(1)	Included in net investment income in the Consolidated Statements of Income.
(2)	Included in benefits, claims, losses and settlement expenses in the Consolidated Statements of Income.
(3)	Included in interest credited to fixed accounts in the Consolidated Statements of Income.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $281 million, $(71) million and $98 million, net of DAC, DSIC, unearned revenue amortization and the reinsurance accrual, for the years ended December 31, 2018, 2017 and 2016, respectively.

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2018
	Fair Value	Valuation Technique	Unobservable Input	Range				Weighted Average
	(in millions)
Corporate debt securities (private placements)	$871	Discounted cash flow	Yield/spread to U.S. Treasuries	1.0%	–	3.6%		1.5%
Asset backed securities	$374	Discounted cash flow	Annual default rate	2.5%
			Loss severity	25.0%
			Yield/spread to swap rates	85 bps	–	115	bps	87 bps
IUL embedded derivatives	$628	Discounted cash flow	Nonperformance risk(1)	119		bps
Indexed annuity embedded derivatives	$14	Discounted cash flow	Surrender rate	0.0%	–	50.0%
			Nonperformance risk(1)	119		bps
GMWB and GMAB embedded derivatives	$328	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	36.0%
			Surrender rate	0.1%	–	73.4%
			Market volatility(3)	4.0%	–	16.1%
			Nonperformance risk(1)	119		bps

RiverSource Life Insurance Company

	December 31, 2017
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$1,070	Discounted cash flow	Yield/spread to U.S. Treasuries	0.7%	–	2.3%	1.1%
IUL embedded derivatives	$601	Discounted cash flow	Nonperformance risk(1)	71		bps
GMWB and GMAB embedded derivatives	$(49)	Discounted cash flow	Utilization of guaranteed withdrawals(2)	0.0%	–	42.0%
			Surrender rate	0.1%	–	74.7%
			Market volatility(3)	3.7%	–	16.1%
			Nonperformance risk(1)	71		bps

(1)	The nonperformance risk is the spread added to the observable interest rates used in the valuation of the embedded derivatives.
(2)	The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year.
(3)	Market volatility is implied volatility of fund of funds and managed volatility funds.

Level 3 measurements not included in the table above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly higher (lower) fair value measurement. Significant increases (decreases) in the yield/spread to swap rates in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the indexed annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in utilization and volatility used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly higher (lower) liability value. Significant increases (decreases) in nonperformance risk and surrender rate used in the fair value measurement of the GMWB and GMAB embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value. Utilization of guaranteed withdrawals and surrender rates vary with the type of rider, the duration of the policy, the age of the contractholder, the distribution channel and whether the value of the guaranteed benefit exceeds the contract accumulation value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. The Company’s cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques. Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to

RiverSource Life Insurance Company

value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities and affiliated and unaffiliated asset backed securities. The fair value of corporate bonds, non-agency residential mortgage backed securities and unaffiliated asset backed securities classified as Level 3 is typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

In consideration of the above, management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The fair value of certain derivatives measured using pricing models which include significant unobservable inputs are classified as Level 3 within the fair value hierarchy. Other derivative contracts consist of the Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates. See Note 18 for further information on the macro hedge program. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of December 31, 2018 and 2017. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

The Company values the embedded derivatives attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions, implied volatility, and margins for risk, profit and expenses that the Company believes an exit market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk specific to these embedded derivatives. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

The Company uses various Black-Scholes calculations to determine the fair value of the embedded derivatives associated with the provisions of its indexed annuity and IUL products. Significant inputs to the EIA calculation include observable interest rates, volatilities and equity index levels and, therefore, are classified as Level 2. The fair value of fixed index annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and the significant unobservable estimate of the Company’s nonperformance risk. Given the significance of the nonperformance risk assumption to the fair value, the fixed index annuity and IUL embedded derivatives are classified as Level 3. The embedded derivatives attributable to these provisions are recorded in policyholder account balances, future policy benefits and claims.

RiverSource Life Insurance Company

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of December 31, 2018 and 2017. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for other-than-temporary impairment. The investments that are determined to be other-than-temporarily impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $112 million and $166 million as of December 31, 2018 and 2017, respectively, and is classified as Level 3 in the fair value hierarchy.

Asset and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value.

	December 31, 2018
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,547	$—	$—	$2,514	$2,514
Policy loans	861	—	—	810	810
Other investments	411	—	355	41	396

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$9,609	$—	$—	$9,672	$9,672
Short-term borrowings	201	—	201	—	201
Other liabilities	59	—	—	57	57
Separate account liabilities at NAV	312				312	(1)

	December 31, 2017
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$2,619	$—	$—	$2,616	$2,616
Policy loans	845	—	—	801	801
Other investments	408	—	373	36	409

Financial Liabilities
Policyholder account balances, future policy benefits and claims	$10,246	$—	$—	$10,755	$10,755
Short-term borrowings	200	—	200	—	200
Other liabilities	123	—	—	119	119
Separate account liabilities at NAV	369				369	(1)

(1)

Amounts are comprised of certain financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

See Note 7 for additional information on mortgage loans and policy loans. Other investments include syndicated loans and the Company’s membership in the FHLB. See Note 7 for additional information on syndicated loans.

Policyholder account balances, future policy benefit and claims includes fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed annuity host contracts and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include repurchase agreement and FHLB borrowings. See Note 13 for further information on short-term borrowings. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities relate to investment contracts.

RiverSource Life Insurance Company

15.  RELATED PARTY TRANSACTIONS

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $365 million, $390 million and $400 million for the years ended December 31, 2018, 2017 and 2016, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

Cash dividends or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Paid to Ameriprise Financial	$750	$700	$1,000
Received from RiverSource Life of NY	48	50	50
Received from RTA	45	20	15
Received from RiverSource REO 1, LLC(1)	2	—	31

(1)	RiverSource REO 1, LLC is a wholly owned subsidiary of RiverSource Life Insurance Company which holds foreclosed mortgage loans and real estate.

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $60 million and $(105) million as of December 31, 2018 and 2017, respectively, which is reflected in Other, net within operating activities on the Consolidated Statements of Cash Flows.

In December 2018, the Company invested in AA and A rated asset backed securities issued by AAF, an affiliate of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFSI, an affiliated broker dealer. As of December 31, 2018, the fair value of these asset backed securities was $374 million and is reported in Investments: Available-for-Sale Fixed Maturities on the Company’s Consolidated Balance Sheets.

16.  REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company received approval from the Minnesota Department of Commerce to apply a permitted statutory accounting practice, effective July 1, 2017 through June 30, 2019, for certain derivative instruments used to economically hedge the interest rate exposure of certain variable annuity products that do not qualify for statutory hedge accounting. The permitted practice is intended to mitigate the impact to statutory surplus from the misalignment between variable annuity statutory reserves, which are not carried at fair value, and the fair value of derivatives used to economically hedge the interest rate exposure of non-life contingent living benefit guarantees. The permitted practice allows RiverSource Life Insurance Company to defer a portion of the change in fair value, net investment income and realized gains or losses generated from designated derivatives to the extent the amounts do not offset the current period interest-rate related change in the variable annuity statutory reserve liability. The deferred amount is amortized over ten years using the straight-line method with the ability to accelerate amortization at management’s discretion. As of December 31, 2018 and 2017, application of this permitted practice resulted in an increase (decrease) to RiverSource Life Insurance Company’s statutory surplus of approximately $92 million and $(3) million, respectively.

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned surplus (deficit) aggregated $642 million and $(306) million as of December 31, 2018 and 2017, respectively.

RiverSource Life Insurance Company

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.3 billion and $2.4 billion as of December 31, 2018 and 2017, respectively.

Statutory net gain from operations and net income (loss) for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Statutory net gain from operations	$1,686	$958	$834
Statutory net income (loss)	1,628	222	322

Government debt securities of $4 million as of both December 31, 2018 and 2017 were on deposit with various states as required by law.

17.  OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments and repurchase agreements are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,499	$—	$2,499	$(2,066)	$(390)	$(26)	$17
OTC cleared	34	—	34	(23)	—	—	11
Exchange-traded	14	—	14	(1)	—	—	13
Total derivatives	$2,547	$—	$2,547	$(2,090)	$(390)	$(26)	$41

	December 31, 2017
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,440	$—	$3,440	$(2,599)	$(736)	$(88)	$17
OTC cleared	21	—	21	(15)	—	—	6
Exchange-traded	22	—	22	(1)	—	—	21
Total derivatives	$3,483	$—	$3,483	$(2,615)	$(736)	$(88)	$44

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2018
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$2,419	$—	$2,419	$(2,066)	$(24)	$(328)	$1
OTC cleared	23	—	23	(23)	—	—	—
Exchange-traded	10	—	10	(1)	—	—	9
Total derivatives	2,452	—	2,452	(2,090)	(24)	(328)	10
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$2,502	$—	$2,502	$(2,090)	$(24)	$(378)	$10

	December 31, 2017
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral

Derivatives:
OTC	$3,095	$—	$3,095	$(2,599)	$(1)	$(492)	$3
OTC cleared	15	—	15	(15)	—	—	—
Exchange-traded	1	—	1	(1)	—	—	—
Total derivatives	3,111	—	3,111	(2,615)	(1)	(492)	3
Repurchase agreements	50	—	50	—	—	(50)	—
Total	$3,161	$—	$3,161	$(2,615)	$(1)	$(542)	$3

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in other assets and other liabilities. Cash collateral pledged by the Company is reflected in other assets and cash collateral accepted by the Company is reflected in other liabilities. Repurchase agreements are reflected in short-term borrowings. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 13 for additional disclosures related to the Company’s repurchase agreements.

18.  DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

The Company’s freestanding derivative instruments are all subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

The Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2018			December 31, 2017
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$57,185	$789	$422	$64,790	$1,081	$415
Equity contracts	51,463	1,704	1,978	56,649	2,367	2,671
Credit contracts	1,206	—	18	715	—	2
Foreign exchange contracts	4,747	54	34	3,996	35	23
Other contracts	—	—	—	450	—	—
Total non-designated hedges	114,601	2,547	2,452	126,600	3,483	3,111
Embedded derivatives
GMWB and GMAB(3)	N/A	—	328	N/A	—	(49)
IUL	N/A	—	628	N/A	—	601
Indexed annuities	N/A	—	17	N/A	—	5
Total embedded derivatives	N/A	—	973	N/A	—	557
Total derivatives	$114,601	$2,547	$3,425	$126,600	$3,483	$3,668

N/A Not applicable.

(1)	The fair value of freestanding derivative assets is included in Other assets on the Consolidated Balance Sheets.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities on the Consolidated Balance Sheets. The fair value of GMWB and GMAB, IUL, and indexed annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims on the Consolidated Balance Sheets.

(3)

The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2018 included $646 million of individual contracts in a liability position and $318 million of individual contracts in an asset position. The fair value of the GMWB and GMAB embedded derivatives as of December 31, 2017 included $443 million of individual contracts in a liability position and $492 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2018 and 2017, investment securities with a fair value of $28 million and $89 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $28 million and $89 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2018 and 2017, the Company had sold, pledged, or rehypothecated nil of these securities. In addition, as of both December 31, 2018 and 2017, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Interest Credited to Fixed Accounts	Benefits, Claims, Losses and Settlement Expenses
Year Ended December 31, 2018
Interest rate contracts	$—	$(312)
Equity contracts	(49)	306
Credit contracts	—	7
Foreign exchange contracts	—	1
Other contracts	—	(4)
GMWB and GMAB embedded derivatives	—	(377)
IUL embedded derivatives	63	—
Indexed annuities embedded derivatives	3	—
Total gain (loss)	$17	$(379)
Year Ended December 31, 2017
Interest rate contracts	$—	$3
Equity contracts	75	(1,006)
Credit contracts	—	(22)
Foreign exchange contracts	—	(23)
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	663
IUL embedded derivatives	(45)	—
Total gain (loss)	$30	$(387)
Year Ended December 31, 2016
Interest rate contracts	$—	$38
Equity contracts	20	(857)
Credit contracts	—	2
Other contracts	—	(2)
GMWB and GMAB embedded derivatives	—	237
IUL embedded derivatives	15	—
Total gain (loss)	$35	$(582)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of consideration received at the beginning of the contract period, after a specified holding period, respectively. The GMAB and non-life contingent GMWB provisions are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. The Company economically hedges the exposure related to GMAB and non-life contingent GMWB provisions using options (equity index, interest rate swaptions, etc.), swaps (interest rate, total return, etc.) and futures.

The deferred premium associated with certain of the above options and swaptions is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options and swaptions as of December 31, 2018:

(in millions)	Premiums Payable	Premiums Receivable
2019	$274	$168
2020	196	130
2021	168	118
2022	207	198
2023	126	43
2024-2028	369	17
Total	$1,340	$674

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

RiverSource Life Insurance Company

The Company has a macro hedge program to provide protection against the statutory tail scenario risk arising from variable annuity reserves on its statutory surplus and to cover some of the residual risks not covered by other hedging activities. As a means of economically hedging these risks, the Company may use a combination of futures, options, swaps and swaptions. Certain of the macro hedge derivatives contain settlement provisions linked to both equity returns and interest rates. The Company’s macro hedge derivatives that contain settlement provisions linked to both equity returns and interest rates are shown in Other contracts in the tables above.
Indexed annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to indexed annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity component of indexed annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into index options and futures contracts.

Cash Flow Hedges

During the year ended December 31, 2018, the Company held no derivatives that were designated as cash flow hedges. During the years ended December 31, 2018 and 2017, no hedge relationships were discontinued due to forecasted transactions no longer being expected to occur according to the original hedge strategy. For the years ended December 31, 2018, 2017 and 2016, amounts recognized in earnings on derivative transactions that were ineffective were not material. See Note 19 for a summary of net unrealized gains (losses) included in AOCI related to previously designated cash flow hedges.

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2018 and 2017, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $91 million and $299 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2018 and 2017 was $90 million and $296 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of December 31, 2018 and 2017 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $1 million and $3 million, respectively.

19.  SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Years Ended December 31, 2018
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(952)	$203	$(749)
Reclassification of net (gains) losses on securities included in net income(2)	(9)	2	(7)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	435	(91)	344
Net unrealized gains (losses) on securities	(526)	114	(412)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	1	—	1
Net unrealized gains (losses) on derivatives	1	—	1
Total other comprehensive income (loss)	$(525)	$114	$(411)

RiverSource Life Insurance Company

	Years Ended December 31, 2017
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$210	$(61)	$149
Reclassification of net (gains) losses on securities included in net income(2)	(44)	15	(29)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(180)	57	(123)
Net unrealized gains (losses) on securities	(14)	11	(3)
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	5	(2)	3
Net unrealized gains (losses) on derivatives	5	(2)	3
Other	(1)	—	(1)
Total other comprehensive income (loss)	$(10)	$9	$(1)

	Years Ended December 31, 2016
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$350	$(124)	$226
Reclassification of net (gains) losses on securities included in net income(2)	(17)	6	(11)
Impact of DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables	(242)	85	(157)
Net unrealized gains (losses) on securities	91	(33)	58
Net unrealized gains (losses) on derivatives:
Reclassification of net (gains) losses on derivatives included in net income(3)	6	(2)	4
Net unrealized gains (losses) on derivatives	6	(2)	4
Total other comprehensive income (loss)	$97	$(35)	$62

(1)	Includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period.
(2)	Reclassification amounts are recorded in net realized investment gains (losses).
(3)	Reclassification amounts are recorded in net investment income.

Other comprehensive income (loss) related to net unrealized securities gains (losses) includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit other-than-temporary impairment losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as DAC, DSIC, unearned revenue, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

RiverSource Life Insurance Company

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Net Unrealized Gains (Losses) on Derivatives	Other	Total
Balance, January 1, 2016	$403	$(8)	$—	$395
OCI before reclassifications	69	—	—	69
Amounts reclassified from AOCI	(11)	4	—	(7)
Total OCI	58	4	—	62
Balance, December 31, 2016	461 (1)	(4)	—	457
OCI before reclassifications	26	—	(1)	25
Amounts reclassified from AOCI	(29)	3	—	(26)
Total OCI	(3)	3	(1)	(1)
Balance, December 31, 2017	458 (1)	(1)	(1)	456
OCI before reclassifications	(405)	—	—	(405)
Amounts reclassified from AOCI	(7)	1	—	(6)
Total OCI	(412)	1	—	(411)
Balance, December 31, 2018	$46 (1)	$—	$(1)	$45

(1)	Includes nil, nil and nil of noncredit related impairments on securities and net unrealized gains (losses) on previously impaired securities as of December 31, 2018, 2017 and 2016, respectively.

20.  INCOME TAXES

The components of income tax provision were as follows:

	Years Ended December 31,
(in millions)	2018	2017	2016
Current income tax
Federal	$35	$158	$18
State	3	1	1
Total current income tax	38	159	19
Deferred income tax
Federal	(1)	103	6
State	(2)	(2)	(1)
Total deferred income tax	(3)	101	5
Total income tax provision	$35	$260	$24

On December 22, 2017, the Tax Act was signed into law. The provision for income taxes for the year ended December 31, 2017 included an expense of $140 million due to the enactment of the Tax Act. The $140 million expense included a $136 million expense for the remeasurement of deferred tax assets and liabilities to the Tax Act’s statutory rate of 21% and a $4 million expense for the remeasurement of tax contingencies, specifically state tax contingencies and interest accrued for tax contingencies. In 2018, the Company finalized its accounting related to the Tax Act and determined no adjustments were necessary.

The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rates of 21% for 2018 and 35% for 2017 and 2016 were as follows:

	Years Ended December 31,
	2018	2017	2016
Tax at U.S. statutory rate	21.0%	35.0%	35.0%
Changes in taxes resulting from:
Low income housing tax credits	(8.5)	(7.4)	(9.4)
Dividend received deduction	(4.2)	(12.9)	(17.1)
Foreign tax credit, net of addback	(2.8)	(2.7)	(3.8)
Impact of Tax Act	(1.1)	14.0	—
Taxes applicable to prior years	(1.1)	—	(2.0)
Other, net	0.4	—	0.7
Income tax provision	3.7%	26.0%	3.4%

The decrease in the Company’s effective tax rate for the year ended December 31, 2018 compared to 2017 is primarily the result of the decrease in the federal statutory rate and a $140 million expense in 2017 due to provisions of the Tax Act and an increase in low income housing credits, partially offset by lower levels of the dividends received deduction. The increase in the

RiverSource Life Insurance Company

Company’s effective tax rate for the year ended December 31, 2017 compared to 2016 was primarily due to a $140 million expense in 2017 due to provisions of the Tax Act, including remeasurement of net deferred tax assets and remeasurement of tax contingencies.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2018 and 2017. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within other assets or other liabilities on the Consolidated Balance Sheets, were as follows:

	December 31,
(in millions)	2018	2017
Deferred income tax assets
Liabilities for policyholder account balances, future policy benefits and claims	$705	$599
Investment related	144	251
Other	14	29
Gross deferred income tax assets	863	879
Less: valuation allowance	11	11
Total deferred income tax assets	852	868
Deferred income tax liabilities
Deferred acquisition costs	423	431
Deferred sales inducement costs	53	62
Net unrealized gains on Available-for-Sale securities	37	150
Depreciation	—	13
Other	12	1
Gross deferred income tax liabilities	525	657
Net deferred income tax assets	$327	$211

Included in the Company’s deferred income tax assets are tax benefits primarily related to state net operating losses of $10 million, net of federal benefit, which will expire beginning December 31, 2019. Based on analysis of the Company’s tax position, management believes it is more likely than not that the Company will not realize certain state net operating losses and state deferred tax assets; therefore, a valuation allowance of $11 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2018	2017	2016
Balance at January 1	$14	$59	$95
Additions based on tax positions related to the current year	5	5	6
Additions for tax positions of prior years	1	—	31
Reductions for tax positions of prior years	(1)	(50)	(68)
Audit settlements	—	—	(5)
Balance at December 31	$19	$14	$59

If recognized, approximately $8 million, $5 million and $6 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2018, 2017 and 2016, respectively, would affect the effective tax rate.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $10 million in the next 12 months primarily due to Internal Revenue Service (“IRS”) settlements and state exams.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net decrease of nil, $1 million, and $39 million in interest and penalties for the years ended December 31, 2018, 2017 and 2016, respectively. As of both December 31, 2018 and 2017, the Company had a payable of $1 million related to accrued interest and penalties.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax returns of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. In the first quarter of 2018, the Company received cash settlements for final resolution of the 2008 through 2010 IRS audits. In the third quarter of 2018, Ameriprise Financial reached an agreement with IRS appeals to resolve the 2012 and 2013 audits. Accordingly, Ameriprise Financial’s IRS audits are effectively settled through 2013. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2014 and 2015. Ameriprise Financial’s or the Company’s state income tax returns are currently under examination by various jurisdictions for years ranging from 2009 through 2017.

RiverSource Life Insurance Company

21.  COMMITMENTS, GUARANTEES AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2018	2017
Commercial mortgage loans	$50	$31
Affordable housing and other real estate partnerships	59	123
Total funding commitments	$109	$154

Guarantees

The Company’s annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2018, these guarantees range from 1% to 5%.

Contingencies

Insurance companies have been the subject of increasing regulatory, legislative and judicial scrutiny. Numerous state and federal regulatory agencies have commenced examinations and other inquiries of insurance companies regarding sales and marketing practices (including sales to older consumers and disclosure practices), claims handling, and unclaimed property and escheatment practices and procedures. The Company has cooperated and will continue to cooperate with the applicable regulators.

The Company is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. The Company believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory investigation, examination or proceeding that is likely to have a material adverse effect on its consolidated financial condition, results of operations or liquidity. Notwithstanding the foregoing, it is possible that the outcome of any current or future legal, arbitration or regulatory proceeding could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations.

The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (“NOLHGA”) and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2018 and 2017, the estimated liability was $12 million and $14 million, respectively, and the related premium tax asset was $11 million and $12 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company

70100 Ameriprise Financial Center

Minneapolis, MN 55474

1-800-862-7919

RiverSource Distributors, Inc. (Distributor), Member FINRA.

Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota.

Affiliated with Ameriprise Financial Services, Inc.

© 2008-2019 RiverSource Life Insurance Company. All rights reserved.

S-6196 CF (4/19)